United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05088

                        The AllianceBernstein Portfolios
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: August 31, 2003

                   Date of reporting period: February 29, 2004

ITEM 1.       REPORTS TO STOCKHOLDERS.



-------------------------------------------------------------------------------
Wealth Strategies
-------------------------------------------------------------------------------


[LOGO] AllianceBernstein (SM)
Investment Research and Management


AllianceBernstein Wealth Strategies

Wealth Appreciation Strategy
Balanced Wealth Strategy and
Wealth Preservation Strategy


Semi-Annual Report -- February 29, 2004

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain month-end performance information from our web site at www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

April 26, 2004

Semi-Annual Report

This report provides management's discussion of fund performance for the portfolios of AllianceBernstein Wealth Strategies for the semi-annual reporting period ended February 29, 2004.

AllianceBernstein Wealth Appreciation Strategy Investment Objective And Policies

AllianceBernstein Wealth Appreciation Strategy (the "Strategy") seeks to achieve long-term growth of capital by investing in a portfolio of equity securities. The Strategy is designed for investors who seek equity returns without regard to taxes but also want broad diversification of related risks across styles, capitalization ranges and geographic regions. Normally, the Strategy's targeted blend is an equal weighting of growth and value stocks (50% each), with approximately 70% of each in U.S. companies and 30% in non-U.S. companies. The Advisor will allow the Strategy's relative weightings to change in response to markets, but only within carefully constructed ranges. Beyond those ranges, the Advisor will rebalance toward the targeted blends. The Strategy can also selectively invest in real estate investment trusts (REITs), which often provide attractive income, yet historically have had a low correlation to other asset classes that can make up the portfolio.

Investment Results

The following table provides performance data for the Strategy and its benchmark, a 70%/30% blend of the Standard & Poor's (S&P) 500 Stock Index and the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index, for the since inception period ended February 29, 2004.

INVESTMENT RESULTS*
Period Ended February 29, 2004


                                          --------------
                                             Returns
                                          --------------
                                               Since
                                            Inception**
                                          --------------
AllianceBernstein Wealth
Appreciation Strategy
   Class A                                    11.66%
--------------------------------------------------------
   Class B                                    11.26%
--------------------------------------------------------
   Class C                                    11.26%
--------------------------------------------------------
70% S&P 500 Stock Index/30%
MSCI EAFE Index                               17.80%
--------------------------------------------------------
S&P 500 Stock Index                           14.59%
--------------------------------------------------------
MSCI EAFE Index                               25.30%
--------------------------------------------------------

* The Strategy's investment results are for the period shown and are based on the net asset value (NAV) of each class of shares as of February 29, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Strategy have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class and Class R shares will vary due to different expenses associated with these classes. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Strategy for a portion of its expenses to the extent necessary to limit the Strategy's expenses to 1.80% for Class A, 2.50% for Class B, 2.50% for Class C and 1.50% for Advisor Class prior to February 2, 2004. Effective February 2, 2004, the Strategy's expenses were limited to 1.50% for Class A, 2.20% for Class B, 2.20% for Class C, 1.70% for Class R and 1.20% for Advisor Class. Past performance is no guarantee of future results.

Neither the unmanaged S&P 500 Stock Index nor the unmanaged


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 1

MSCI EAFE Index reflects fees and expenses associated with the active management of a mutual fund portfolio. The S&P 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market. The MSCI EAFE Index is a market capitalization weighted index that measures stock performance in 22 countries in Europe, Australasia and the Far East. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including AllianceBernstein Wealth Appreciation Strategy.

** The Strategy's since inception returns are from its inception date of 9/2/03. The since inception returns for the benchmarks are from the closest month-end to the Strategy's inception date, which is 8/31/03.

Additional investment results appear on pages 9-11.

AllianceBernstein Balanced Wealth Strategy Investment Objective And Policies

AllianceBernstein Balanced Wealth Strategy (the "Strategy") seeks to achieve the highest total return consistent with the Advisor's determination of reasonable risk. The Strategy is designed for investors who seek a moderate tilt toward equity returns without regard to taxes but also want risk diversification offered by debt securities and broad diversification of equity risk across styles, capitalization ranges and geographic regions. Normally, the Strategy's targeted weighting is 60% equity and 40% debt securities. The Strategy's targeted equity blend is an equal weighting of growth and value stocks (50% each), with approximately 70% of each in U.S. companies and 30% in non-U.S. companies. The Strategy's fixed income securities will primarily be investment grade, but may include high yield ("junk bonds") and preferred stock. The Advisor will allow the Strategy's relative weightings to change in response to markets, but only within carefully constructed ranges. Beyond those ranges, the Advisor will rebalance toward the targeted blends. The Strategy can also selectively invest in real estate investment trusts (REITs), which often provide attractive income yet historically have had a low correlation to the other asset classes that can make up the portfolio.

Investment Results

The following table provides performance data for the Strategy and its benchmark, a 60%/40% blend of the Standard & Poor's (S&P) 500 Stock Index and the Lehman Brothers (LB) U.S. Aggregate Index, for the since inception period ended February 29, 2004.

INVESTMENT RESULTS*
Period Ended February 29, 2004

                                          --------------
                                              Returns
                                          --------------
                                               Since
                                            Inception**
                                          --------------
AllianceBernstein Balanced
Wealth Strategy
   Class A                                     9.59%
--------------------------------------------------------
   Class B                                     9.09%
--------------------------------------------------------
   Class C                                     9.19%
--------------------------------------------------------
60% S&P 500 Stock Index/40% LB U.S.
Aggregate Index                               10.72%
--------------------------------------------------------
S&P 500 Stock Index                           14.59%
--------------------------------------------------------
LB U.S. Aggregate Index                        4.92%
--------------------------------------------------------


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

* The Strategy's investment results are for the period shown and are based on the net asset value (NAV) of each class of shares as of February 29, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Strategy have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class and Class R shares will vary due to different expenses associated with these classes. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Strategy for a portion of its expenses to the extent necessary to limit the Strategy's expenses to 1.55% for Class A, 2.25% for Class B, 2.25% for Class C and 1.25% for Advisor Class prior to February 2, 2004. Effective February 2, 2004, the Strategy's expenses were limited to 1.20% for Class A, 1.90% for Class B, 1.90% for Class C, 1.40% for Class R and 0.90% for Advisor Class. Past performance is no guarantee of future results.

Neither the unmanaged S&P 500 Stock Index nor the unmanaged LB U.S. Aggregate Index reflects fees and expenses associated with the active management of a mutual fund portfolio. The S&P 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market. The LB U.S. Aggregate Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage passthrough securities, asset-backed securities and commercial mortgage-backed securities. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including AllianceBernstein Balanced Wealth Strategy.

** The Strategy's since inception returns are from its inception date of 9/2/03. The since inception returns for the benchmarks are from the closest month-end to the Strategy's inception date, which is 8/31/03.

Additional investment results appear on pages 12-14.

AllianceBernstein Wealth Preservation Strategy Investment Objective And Policies

AllianceBernstein Wealth Preservation Strategy (the "Strategy") seeks to achieve a high total return without, in the opinion of the Advisor, undue risk to principal. The Strategy is designed for investors who seek some opportunities for equity returns without regard to taxes if the related risks are broadly diversified and overall portfolio volatility reflects a preponderance of debt securities. Normally, the Strategy's targeted weighting is 70% debt and 30% equity securities. The Strategy's targeted equity blend is an equal weighting of growth and value stocks (50% each), with approximately 70% of each in U.S. companies and 30% in non-U.S. companies. The Strategy's fixed income securities will be investment grade. The Advisor will allow the Strategy's relative weightings to change in response to markets, but only within carefully constructed ranges. Beyond those ranges, the Advisor will rebalance the portfolio toward the targeted blends. The Strategy can also invest in real estate investment trusts (REITs), which often provide attractive income, yet historically have had a low correlation to other asset classes that can make up the portfolio.


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 3

Investment Results

The following table provides performance data for the Strategy and its benchmark, a 30%/70% blend of the Standard & Poor's (S&P) 500 Stock Index and the Lehman Brothers (LB) U.S. Aggregate Index, for the since inception period ended February 29, 2004.

INVESTMENT RESULTS*
Period Ended February 29, 2004

                                          --------------
                                             Returns
                                          --------------
                                              Since
                                            Inception**
                                          --------------
AllianceBernstein Wealth
Preservation Strategy
   Class A                                     6.86%
--------------------------------------------------------
   Class B                                     6.56%
--------------------------------------------------------
   Class C                                     6.46%
--------------------------------------------------------
30% S&P 500 Stock Index/70% LB U.S.
Aggregate Index                                7.82%
--------------------------------------------------------
S&P 500 Stock Index                           14.59%
--------------------------------------------------------
LB U.S. Aggregate Index                        4.92%
--------------------------------------------------------

* The Strategy's investment results are for the period shown and are based on the net asset value (NAV) of each class of shares as of February 29, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Strategy have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class and Class R shares will vary due to different expenses associated with these classes. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Strategy for a portion of its expenses to the extent necessary to limit the Strategy's expenses to 1.55% for Class A, 2.25% for Class B, 2.25% for Class C and 1.25% for Advisor Class prior to February 2, 2004. Effective February 2, 2004, the Strategy's expenses were limited to 1.20% for Class A, 1.90% for Class B, 1.90% for Class C, 1.40% for Class R and 0.90% for Advisor Class. Past performance is no guarantee of future results.

Neither the unmanaged S&P 500 Stock Index nor the unmanaged LB U.S. Aggregate Index reflects fees and expenses associated with the active management of a mutual fund portfolio. The S&P 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market. The LB U.S. Aggregate Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage passthrough securities, asset-backed securities and commercial mortgage-backed securities. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including AllianceBernstein Wealth Preservation Strategy.

** The Strategy's since inception returns are from its inception date of 9/2/03. The since inception returns for the benchmarks are from the closest month-end to the Strategy's inception date, which is 8/31/03.

Additional investment results appear on pages 15-17.

Each of the AllianceBernstein Wealth Strategies portfolios posted strong absolute gains for the since inception period ended February 29, 2004, but underperformed their respective balanced benchmarks during the period. The underperformance stemmed primarily from weak showings in the U.S. growth portion of the portfolios, which


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN WEALTH STRATEGIES
were hurt by their low exposure to the strong performing stocks of 2003 which were essentially small-cap, high-beta and low-quality in nature. As our large-cap growth team manages with a quality bias, we typically avoid these kinds of stocks in our portfolios. The U.S. value components of the Strategies modestly outperformed the S&P 500 Stock Index during both periods. The non-U.S. equity components of the Strategies added to absolute returns during the Strategies' since inception period as international markets outperformed the U.S., but both the growth and value strategies trailed the MSCI EAFE Index as smaller cap and low-quality stocks outperformed significantly in non-U.S. markets. Partially offsetting the weak relative results of the equity components was better than benchmark results from the Strategies' fixed income portfolios as an improving economy had driven continued improvements in credit markets.

Market Review and Investment Strategy

In 2004 so far, both U.S. and non-U.S. stocks have continued their rally which began in the spring of 2003, although with some moderation in pace. The rally was driven by mounting signs of an economic recovery bolstered by consensus expectations for a continued expansion of corporate profits through 2004. Recently, sentiment has shifted somewhat as investors have become concerned about a possible slowdown in economic growth. Some moderation in the expansion's pace was to be expected after the rapid acceleration in economic growth last year. However, capital spending continues to contribute to economic growth and inventories have barely begun to recover from extremely low levels, suggesting continued improvement in corporate cash flows.

The outperformance of our value holdings has dramatically reduced the valuation differential between the cheapest and most expensive stocks. In this setting, we have reduced the risk level of the value portion of the portfolios through increased sector diversification. On the growth side of the portfolios, we continue to focus on the factors that have proved relatively trustworthy in determining a company's ability to sustain growth over the long term, such as an emphasis on research & development (R&D), talented and experienced management and a strong balance sheet. These stocks now display relatively low valuations with consensus expectations of strong growth. In this improving market environment, our fixed income strategy remains focused on taking credit risk versus interest rate risk. Our credit strategy remains focused on taking advantage of specific issuer credit developments in the BBB part of the credit spectrum.


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 5

                                                              Portfolio Summary
-------------------------------------------------------------------------------

PORTFOLIO SUMMARY
Wealth Appreciation Strategy
February 29, 2004 (unaudited)


INCEPTION DATES
Class A Shares
9/2/03
Class B Shares
9/2/03
Class C Shares
9/2/03


PORTFOLIO STATISTICS
Net Assets ($mil): $132.8


SECTOR BREAKDOWN
     24.1%   Finance
     15.6%   Technology
     11.9%   Consumer Cyclical
     10.8%   Construction & Housing
      9.8%   Medical
      7.1%   Capital Equipment                    [PIE CHART OMITTED]
      4.3%   Energy
      4.0%   Consumer Staples
      2.4%   Industrial Commodities
      2.3%   Utilities
      1.6%   Telecommunications
      1.0%   Transportation

      5.1%   Short-Term


All data as of February 29, 2004. The Strategy's sector breakdown is expressed as a percentage of total investments and may vary over time.


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                                                              Portfolio Summary
-------------------------------------------------------------------------------

PORTFOLIO SUMMARY
Balanced Wealth Strategy
February 29, 2004 (unaudited)



INCEPTION DATES
Class A Shares
9/2/03
Class B Shares
9/2/03
Class C Shares
9/2/03


PORTFOLIO STATISTICS
Net Assets ($mil): $195.6


SECTOR BREAKDOWN
     26.5%   Finance
     14.6%   Industrial
     10.1%   Construction & Housing
      9.4%   Technology
      9.2%   Utilities
      7.3%   Consumer Cyclicals
      6.0%   Medical
      4.2%   Capital Equipment                     [PIE CHART OMITTED]
      2.8%   Energy
      2.3%   Consumer Staples
      1.7%   Industrial Commodities
      1.0%   Telecommunications
      0.6%   Transportation
      0.6%   REITs
      0.1%   U.S. Government & Agency Obligations
      0.1%   Real Estate Corporate Debt (Non-REIT)

      3.5%   Short-Term


All data as of February 29, 2004. The Strategy's sector breakdown is expressed as a percentage of total investments and may vary over time.


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 7

                                                              Portfolio Summary
-------------------------------------------------------------------------------

PORTFOLIO SUMMARY
Wealth Preservation Strategy
February 29, 2004 (unaudited)


INCEPTION DATES
Class A Shares
9/2/03
Class B Shares
9/2/03
Class C Shares
9/2/03


PORTFOLIO STATISTICS
Net Assets ($mil): $95.8


SECTOR BREAKDOWN
     19.3%   Finance
     15.7%   U.S. Government & Government Sponsored Agency Obligations
     14.1%   Industrials
      9.1%   Construction & Housing
      6.2%   Utilities
      3.8%   Technology
      3.5%   Consumer Cyclicals
      3.2%   Mortgage-Backed Securities
      2.4%   Medical
      1.5%   Asset-Backed Securities                     [PIE CHART OMITTED]
      1.3%   Capital Equipment
      1.3%   U.S. Government Agencies
      1.1%   Consumer Staples
      0.7%   Energy
      0.5%   REITs
      0.4%   Transportation
      0.3%   Telecommunications
      0.3%   Industrial Commodities

     15.3%   Short-Term


All data as of February 29, 2004. The Strategy's sector breakdown is expressed as a percentage of total investments and may vary over time.


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                                                             Investment Results
-------------------------------------------------------------------------------

INVESTMENT RESULTS
Wealth Appreciation Strategy


CLASS A SHARE CUMULATIVE RETURNS AS OF FEBRUARY 29, 2004
-------------------------------------------------------------------------------
                                      NAV Return                SEC Return
   Since Inception*                     11.66%                    6.96%


CLASS A SHARE SEC CUMULATIVE RETURN
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
   Since Inception*                                               7.05%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Strategy have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Strategy's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Strategy will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Strategy carefully before investing. For a free copy of the Strategy's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: The Strategy allocates its investments among multiple asset classes which will include U.S. and foreign securities. Within each of these, the Strategy will also allocate its investments in different types of securities, such as growth and value stocks and real estate investment trusts. International investing involves risks not associated with U.S. investments, including currency fluctuations and political and economic changes. The Strategy may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. The use of derivatives involves specific risks and is not suitable for all investors. The Strategy systematically rebalances its allocations in these asset classes to maintain their target weightings. There can be no assurance that rebalancing will achieve its intended result, and the costs of rebalancing may be significant over time. The risks associated with an investment in the Strategy are more fully described in the prospectus.


*  Inception Date:9/2/03


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 9

                                                             Investment Results
-------------------------------------------------------------------------------

INVESTMENT RESULTS
Wealth Appreciation Strategy


CLASS B SHARE CUMULATIVE RETURNS AS OF FEBRUARY 29, 2004
-------------------------------------------------------------------------------
                                      NAV Return                SEC Return
   Since Inception*                     11.26%                    7.26%


CLASS B SHARE SEC CUMULATIVE RETURN
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
   Since Inception*                                               7.26%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Strategy have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Strategy's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Strategy will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Strategy carefully before investing. For a free copy of the Strategy's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: The Strategy allocates its investments among multiple asset classes which will include U.S. and foreign securities. Within each of these, the Strategy will also allocate its investments in different types of securities, such as growth and value stocks and real estate investment trusts. International investing involves risks not associated with U.S. investments, including currency fluctuations and political and economic changes. The Strategy may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. The use of derivatives involves specific risks and is not suitable for all investors. The Strategy systematically rebalances its allocations in these asset classes to maintain their target weightings. There can be no assurance that rebalancing will achieve its intended result, and the costs of rebalancing may be significant over time. The risks associated with an investment in the Strategy are more fully described in the prospectus.


*  Inception Date:9/2/03


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                                                             Investment Results
-------------------------------------------------------------------------------

INVESTMENT RESULTS
Wealth Appreciation Strategy


CLASS C SHARE CUMULATIVE RETURNS AS OF FEBRUARY 29, 2004
-------------------------------------------------------------------------------
                                      NAV Return               SEC Return
   Since Inception*                     11.26%                   10.26%


CLASS C SHARE SEC CUMULATIVE RETURN
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
   Since Inception*                                              10.26%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Strategy have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Strategy's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Strategy will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Strategy carefully before investing. For a free copy of the Strategy's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: The Strategy allocates its investments among multiple asset classes which will include U.S. and foreign securities. Within each of these, the Strategy will also allocate its investments in different types of securities, such as growth and value stocks and real estate investment trusts. International investing involves risks not associated with U.S. investments, including currency fluctuations and political and economic changes. The Strategy may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. The use of derivatives involves specific risks and is not suitable for all investors. The Strategy systematically rebalances its allocations in these asset classes to maintain their target weightings. There can be no assurance that rebalancing will achieve its intended result, and the costs of rebalancing may be significant over time. The risks associated with an investment in the Strategy are more fully described in the prospectus.


*  Inception Date:9/2/03


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 11

                                                             Investment Results
-------------------------------------------------------------------------------

INVESTMENT RESULTS
Balanced Wealth Strategy


CLASS A SHARE CUMULATIVE RETURNS AS OF FEBRUARY 29, 2004
-------------------------------------------------------------------------------
                                      NAV Return               SEC Return
   Since Inception*                      9.59%                    4.97%


CLASS A SHARE SEC CUMULATIVE RETURN
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
   Since Inception*                                               5.61%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Strategy have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Strategy's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Strategy will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Strategy carefully before investing. For a free copy of the Strategy's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: The Strategy allocates its investments among multiple asset classes which will include U.S. and foreign securities, as well as equity and fixed income securities. Within each of these, the Strategy will also allocate its investments in different types of securities, such as growth and value stocks, real estate investment trusts, and corporate and U.S. government bonds. International investing involves risks not associated with U.S. investments, including currency fluctuations and political and economic changes. The Strategy may at times use certain types of investment derivatives such as options, futures, forwards and swaps. The use of derivatives involves specific risks and is not suitable for all investors. The Strategy systematically rebalances its allocations in these asset classes to maintain their target weightings. There can be no assurance that rebalancing will achieve its intended result, and the costs of rebalancing may be significant over time. The risks associated with an investment in the Strategy are more fully described in the prospectus.


*  Inception Date:9/2/03


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                                                             Investment Results
-------------------------------------------------------------------------------

INVESTMENT RESULTS
Balanced Wealth Strategy


CLASS B SHARE CUMULATIVE RETURNS AS OF FEBRUARY 29, 2004
-------------------------------------------------------------------------------
                                      NAV Return               SEC Return
   Since Inception*                      9.09%                    5.09%


CLASS B SHARE SEC CUMULATIVE RETURN
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
   Since Inception*                                               5.71%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Strategy have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Strategy's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Strategy will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Strategy carefully before investing. For a free copy of the Strategy's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: The Strategy allocates its investments among multiple asset classes which will include U.S. and foreign securities, as well as equity and fixed income securities. Within each of these, the Strategy will also allocate its investments in different types of securities, such as growth and value stocks, real estate investment trusts, and corporate and U.S. government bonds. International investing involves risks not associated with U.S. investments, including currency fluctuations and political and economic changes. The Strategy may at times use certain types of investment derivatives such as options, futures, forwards and swaps. The use of derivatives involves specific risks and is not suitable for all investors. The Strategy systematically rebalances its allocations in these asset classes to maintain their target weightings. There can be no assurance that rebalancing will achieve its intended result, and the costs of rebalancing may be significant over time. The risks associated with an investment in the Strategy are more fully described in the prospectus.


*  Inception Date:9/2/03


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 13

                                                             Investment Results
-------------------------------------------------------------------------------

INVESTMENT RESULTS
Balanced Wealth Strategy


CLASS C SHARE CUMULATIVE RETURNS AS OF FEBRUARY 29, 2004
-------------------------------------------------------------------------------
                                      NAV Return               SEC Return
   Since Inception*                      9.19%                    8.19%


CLASS C SHARE SEC CUMULATIVE RETURN
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
   Since Inception*                                               8.81%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Strategy have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Strategy's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Strategy will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Strategy carefully before investing. For a free copy of the Strategy's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: The Strategy allocates its investments among multiple asset classes which will include U.S. and foreign securities, as well as equity and fixed income securities. Within each of these, the Strategy will also allocate its investments in different types of securities, such as growth and value stocks, real estate investment trusts, and corporate and U.S. government bonds. International investing involves risks not associated with U.S. investments, including currency fluctuations and political and economic changes. The Strategy may at times use certain types of investment derivatives such as options, futures, forwards and swaps. The use of derivatives involves specific risks and is not suitable for all investors. The Strategy systematically rebalances its allocations in these asset classes to maintain their target weightings. There can be no assurance that rebalancing will achieve its intended result, and the costs of rebalancing may be significant over time. The risks associated with an investment in the Strategy are more fully described in the prospectus.


*  Inception Date:9/2/03


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                                                             Investment Results
-------------------------------------------------------------------------------

INVESTMENT RESULTS
Wealth Preservation Strategy


CLASS A SHARE CUMULATIVE RETURNS AS OF FEBRUARY 29, 2004
-------------------------------------------------------------------------------
                                      NAV Return               SEC Return
   Since Inception*                      6.86%                    2.36%


CLASS A SHARE SEC CUMULATIVE RETURN
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
   Since Inception*                                               3.28%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Strategy have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Strategy's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Strategy will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Strategy carefully before investing. For a free copy of the Strategy's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: The Strategy allocates its investments among multiple asset classes which will include U.S. and foreign securities, as well as equity and fixed income securities. Within each of these, the Strategy will also allocate its investments in different types of securities, such as growth and value stocks, real estate investment trusts, and corporate and U.S. government bonds. International investing involves risks not associated with U.S. investments, including currency fluctuations and political and economic changes. The Strategy may at times use certain types of investment derivatives such as options, futures, forwards and swaps. The use of derivatives involves specific risks and is not suitable for all investors. The Strategy systematically rebalances its allocations in these asset classes to maintain their target weightings. There can be no assurance that rebalancing will achieve its intended result, and the costs of rebalancing may be significant over time. The risks associated with an investment in the Strategy are described more fully in the prospectus.


*  Inception Date:9/2/03


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 15

                                                             Investment Results
-------------------------------------------------------------------------------

INVESTMENT RESULTS
Wealth Preservation Strategy


CLASS B SHARE CUMULATIVE RETURNS AS OF FEBRUARY 29, 2004
-------------------------------------------------------------------------------
                                      NAV Return               SEC Return
   Since Inception*                      6.56%                    2.56%


CLASS B SHARE SEC CUMULATIVE RETURN
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
   Since Inception*                                               3.40%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Strategy have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Strategy's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Strategy will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Strategy carefully before investing. For a free copy of the Strategy's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: The Strategy allocates its investments among multiple asset classes which will include U.S. and foreign securities, as well as equity and fixed income securities. Within each of these, the Strategy will also allocate its investments in different types of securities, such as growth and value stocks, real estate investment trusts, and corporate and U.S. government bonds. International investing involves risks not associated with U.S. investments, including currency fluctuations and political and economic changes. The Strategy may at times use certain types of investment derivatives such as options, futures, forwards and swaps. The use of derivatives involves specific risks and is not suitable for all investors. The Strategy systematically rebalances its allocations in these asset classes to maintain their target weightings. There can be no assurance that rebalancing will achieve its intended result, and the costs of rebalancing may be significant over time. The risks associated with an investment in the Strategy are described more fully in the prospectus.


*  Inception Date:9/2/03


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                                                             Investment Results
-------------------------------------------------------------------------------

INVESTMENT RESULTS
Wealth Preservation Strategy


CLASS C SHARE CUMULATIVE RETURNS AS OF FEBRUARY 29, 2004
-------------------------------------------------------------------------------
                                      NAV Return               SEC Return
   Since Inception*                      6.46%                    5.46%


CLASS C SHARE SEC CUMULATIVE RETURN
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
-------------------------------------------------------------------------------
   Since Inception*                                               6.30%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Strategy have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Strategy's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Strategy will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Strategy carefully before investing. For a free copy of the Strategy's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: The Strategy allocates its investments among multiple asset classes which will include U.S. and foreign securities, as well as equity and fixed income securities. Within each of these, the Strategy will also allocate its investments in different types of securities, such as growth and value stocks, real estate investment trusts, and corporate and U.S. government bonds. International investing involves risks not associated with U.S. investments, including currency fluctuations and political and economic changes. The Strategy may at times use certain types of investment derivatives such as options, futures, forwards and swaps. The use of derivatives involves specific risks and is not suitable for all investors. The Strategy systematically rebalances its allocations in these asset classes to maintain their target weightings. There can be no assurance that rebalancing will achieve its intended result, and the costs of rebalancing may be significant over time. The risks associated with an investment in the Strategy are described more fully in the prospectus.


*  Inception Date:9/2/03


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 17

                            Wealth Appreciation Strategy - Ten Largest Holdings
-------------------------------------------------------------------------------


WEALTH APPRECIATION STRATEGY
TEN LARGEST HOLDINGS
February 29, 2004 (unaudited)

                                                                    Percent of
Company                                            U.S. Value       Net Assets
_______________________________________________________________________________

Citigroup, Inc.                                  $  2,947,749           2.2%
-------------------------------------------------------------------------------
Pfizer, Inc.                                        2,911,843           2.2
-------------------------------------------------------------------------------
General Electric Co.                                2,809,728           2.1
-------------------------------------------------------------------------------
Microsoft Corp.                                     2,298,875           1.7
-------------------------------------------------------------------------------
Intel Corp.                                         1,841,490           1.4
-------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                               1,688,526           1.3
-------------------------------------------------------------------------------
Hewlett-Packard Co.                                 1,623,765           1.2
-------------------------------------------------------------------------------
American International Group, Inc.                  1,602,100           1.2
-------------------------------------------------------------------------------
Dell, Inc.                                          1,583,525           1.2
-------------------------------------------------------------------------------
ConocoPhillips                                      1,453,157           1.1
-------------------------------------------------------------------------------
                                                 $ 20,760,758          15.6%


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                                Balanced Wealth Strategy - Ten Largest Holdings
-------------------------------------------------------------------------------

BALANCED WEALTH STRATEGY
TEN LARGEST HOLDINGS
February 29, 2004 (unaudited)


                                                                    Percent of
Company                                            U.S. Value       Net Assets
_______________________________________________________________________________

Citigroup, Inc. (Common and Debt)                $  3,900,606           2.0%
-------------------------------------------------------------------------------
General Electric Co.                                2,632,494           1.3
-------------------------------------------------------------------------------
Pfizer, Inc.                                        2,511,075           1.3
-------------------------------------------------------------------------------
The Goldman Sachs Group, Inc.
  (Common and Debt)                                 2,330,617           1.2
-------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.
  (Common and Debt)                                 2,118,959           1.1
-------------------------------------------------------------------------------
Microsoft Corp.                                     2,054,413           1.1
-------------------------------------------------------------------------------
Ford Motor Credit Co.                               1,972,145           1.0
-------------------------------------------------------------------------------
UnitedHealth Group, Inc.
  (Common and Debt)                                 1,875,159           1.0
-------------------------------------------------------------------------------
General Electric Capital Corp.                      1,826,914           0.9
-------------------------------------------------------------------------------
Bank of America Corp.
  (Common and Debt)                                 1,798,522           0.9
-------------------------------------------------------------------------------
                                                 $ 23,020,904          11.8%


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 19

                            Wealth Preservation Strategy - Ten Largest Holdings
-------------------------------------------------------------------------------

WEALTH PRESERVATION STRATEGY
TEN LARGEST HOLDINGS
February 29, 2004 (unaudited)

                                                                    Percent of
Company                                            U.S. Value       Net Assets
_______________________________________________________________________________

U.S. Treasury Notes                              $ 15,122,607          15.8%
-------------------------------------------------------------------------------
Federal National Mortgage Association               3,606,943           3.8
-------------------------------------------------------------------------------
General Electric Capital Corp.
  (Common and Debt)                                 1,633,568           1.7
-------------------------------------------------------------------------------
Citigroup, Inc. (Common and Debt)                   1,363,233           1.4
-------------------------------------------------------------------------------
Household Finance Corp.                             1,177,876           1.2
-------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.
  (Common and Debt)                                 1,095,467           1.1
-------------------------------------------------------------------------------
Bank of America Corp. (Common and Debt)             1,064,180           1.1
-------------------------------------------------------------------------------
Ford Motor Credit Co.                               1,006,757           1.1
-------------------------------------------------------------------------------
Sprint Capital Corp. (Common and Debt)                973,241           1.0
-------------------------------------------------------------------------------
Comcast Cable Communications, Inc.                    936,284           1.0
-------------------------------------------------------------------------------
                                                 $ 27,980,156          29.2%


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                        Wealth Appreciation Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

WEALTH APPRECIATION STRATEGY
PORTFOLIO OF INVESTMENTS
February 29, 2004 (unaudited)


Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-93.8%

United States Investments-62.6%
Finance-16.5%
Banking-6.9%
Bank of America Corp.                                  10,500     $     860,160
Citigroup, Inc.                                        58,650         2,947,749
Fannie Mae                                             16,900         1,265,810
FleetBoston Financial Corp.                             4,800           216,144
J. P. Morgan Chase & Co.                               19,600           803,992
National City Corp.                                    33,200         1,185,240
SunTrust Banks, Inc.                                    8,800           636,328
Wachovia Corp.                                         20,900         1,002,573
Washington Mutual, Inc.                                 4,694           210,948
                                                                  -------------
                                                                      9,128,944
                                                                  -------------
Financial Services-3.5%
Lehman Brothers Holdings, Inc.                         13,200         1,144,572
MBNA Corp.                                             48,900         1,336,437
Merrill Lynch & Co., Inc.                              14,150           866,122
Morgan Stanley                                         10,500           627,480
The Goldman Sachs Group, Inc.                           6,800           719,916
                                                                  -------------
                                                                      4,694,527
                                                                  -------------
Insurance-6.1%
American International Group, Inc.                     21,650         1,602,100
Jefferson-Pilot Corp.                                  10,000           534,400
John Hancock Financial Services, Inc.                   7,200           303,408
MetLife, Inc.                                          21,800           766,270
The Allstate Corp.                                     13,600           620,568
The Chubb Corp.                                        12,600           894,348
The Hartford Financial Services Group, Inc.             8,000           524,000
The Progressive Corp.                                  10,400           859,664
Torchmark Corp.                                         6,300           328,356
Travelers Property Casualty Corp. Cl.A                 17,100           310,536
UnitedHealth Group, Inc.                               21,050         1,305,100
XL Capital, Ltd. Cl.A                                   1,000            76,660
                                                                  -------------
                                                                      8,125,410
                                                                  -------------
                                                                     21,948,881
                                                                  -------------
Technology-11.0%
Data Processing-6.6%
Arrow Electronics, Inc.(a)                              7,400           182,040
Avnet, Inc.(a)                                          7,400           174,270
Dell, Inc.(a)                                          48,500         1,583,525
Electronic Arts, Inc.(a)                               20,600           971,496
EMC Corp.(a)                                           23,700           339,384
Hewlett-Packard Co.                                    71,500         1,623,765
Microsoft Corp.                                        86,750         2,298,875
Solectron Corp.(a)                                    124,700           796,833
Tech Data Corp.(a)                                      9,300           376,371
VERITAS Software Corp.(a)                              13,500           410,670
                                                                  -------------
                                                                      8,757,229
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 21

                        Wealth Appreciation Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Electrical & Electronics-2.2%
ADC Telecommunications, Inc.(a)                        21,000     $      63,000
Broadcom Corp. Cl.A(a)                                 10,000           405,800
Cisco Systems, Inc.(a)                                 60,000         1,386,000
Corning, Inc.(a)                                       12,100           151,855
Juniper Networks, Inc.(a)                              17,600           455,312
Tellabs, Inc.(a)                                       48,400           469,480
                                                                  -------------
                                                                      2,931,447
                                                                  -------------
Electronic Components & Instruments-2.2%
Applied Materials, Inc.(a)                             26,700           567,108
Intel Corp.                                            63,000         1,841,490
Maxim Integrated Products, Inc.                        10,150           506,586
                                                                  -------------
                                                                      2,915,184
                                                                  -------------
                                                                     14,603,860
                                                                  -------------
Consumer Cyclical-10.0%
Appliances & Household Durables-0.3%
Whirlpool Corp.                                         5,300           386,582
                                                                  -------------
Broadcasting & Publishing-3.6%
Clear Channel Communications, Inc.                      8,800           378,752
Comcast Corp. Cl.A Special(a)                          45,400         1,326,588
R.R. Donnelley & Sons Co.                               5,600           177,856
The E.W. Scripps Co. Cl.A                               4,500           438,120
Time Warner, Inc.(a)                                   15,800           272,550
Viacom, Inc. Cl.B                                      34,200         1,315,332
Yahoo!, Inc.(a)                                        20,660           917,304
                                                                  -------------
                                                                      4,826,502
                                                                  -------------
Business & Public Services-0.4%
The Interpublic Group of Cos., Inc.(a)                 32,200           545,790
                                                                  -------------
Leisure & Tourism-0.5%
Boca Resorts, Inc. Cl.A(a)                              2,200            38,588
Host Marriott Corp.(a)                                 18,300           222,528
Starwood Hotels & Resorts Worldwide, Inc.               8,500           331,585
                                                                  -------------
                                                                        592,701
                                                                  -------------
Merchandising-4.5%
Bed Bath & Beyond, Inc.(a)                             15,300           625,464
eBay, Inc.(a)                                          16,500         1,136,190
Lowe's Cos., Inc.                                      24,500         1,372,000
Office Depot, Inc.(a)                                  44,700           779,121
Target Corp.                                            7,000           307,720
The May Department Stores Co.                           1,800            63,396
Wal-Mart Stores, Inc.                                  28,350         1,688,526
                                                                  -------------
                                                                      5,972,417
                                                                  -------------
Textiles & Apparel-0.7%
V. F. Corp.                                            20,100           903,093
                                                                  -------------
                                                                     13,227,085
                                                                  -------------


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                        Wealth Appreciation Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Medical-6.5%
Health & Personal Care-6.5%
Amgen, Inc.(a)                                         20,600     $   1,308,718
Avon Products, Inc.                                     8,300           585,980
Boston Scientific Corp.(a)                              6,400           261,440
Bristol-Myers Squibb Co.                               15,700           436,774
Forest Laboratories, Inc.(a)                            5,700           430,236
Gilead Sciences, Inc.(a)                                4,600           249,366
Guidant Corp.                                           1,400            95,396
Johnson & Johnson                                       2,000           107,820
Medtronic, Inc.                                        17,300           811,370
Merck & Co., Inc.                                       4,900           235,592
Pfizer, Inc.                                           79,450         2,911,843
St. Jude Medical, Inc.(a)                               6,500           472,225
Wyeth                                                   8,500           335,750
Zimmer Holdings, Inc.(a)                                4,250           321,470
                                                                  -------------
                                                                      8,563,980
                                                                  -------------
Construction & Housing-4.7%
Building Materials-0.5%
Masco Corp.                                            23,700           664,548
                                                                  -------------
Real Estate-4.2%
Alexandria Real Estate Equities, Inc.                   2,800           171,864
AMB Property Corp.                                      4,900           173,558
Archstone-Smith Trust                                   6,600           184,800
Boston Properties, Inc.                                 3,600           184,428
Camden Property Trust                                   3,500           152,950
Corporate Office Properties Trust                       6,700           154,368
Cousins Properties, Inc.                                3,800           116,660
Developers Diversified Realty Corp.                     7,100           261,067
Duke Realty Corp.                                       6,100           197,640
EastGroup Properties, Inc.                              3,000           101,250
Equity Office Properties Trust                          7,400           211,196
Equity Residential                                      8,700           258,825
Essex Property Trust, Inc.                              1,500            94,455
First Potomac Realty Trust                              1,600            32,864
General Growth Properties, Inc.                        11,800           368,868
Glenborough Realty Trust, Inc.                          2,700            56,700
Government Properties Trust, Inc.(a)                    1,100            15,290
Hersha Hospitality Trust                                1,900            21,660
iStar Financial, Inc.                                   4,000           167,400
Kimco Realty Corp.                                      2,600           122,070
Mack-Cali Realty Corp.                                  3,600           153,216
Pan Pacific Retail Properties, Inc.                     2,600           128,700
Prentiss Properties Trust                               3,600           125,460
ProLogis                                               11,400           377,682
Regency Centers Corp.                                   4,400           184,580
Shurgard Storage Centers, Inc. Cl.A                     3,500           130,375
Simon Property Group, Inc.                              7,200           392,328
SL Green Realty Corp.                                   3,400           149,600


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 23

                        Wealth Appreciation Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
The Macerich Co.                                        2,200     $     108,680
The Mills Corp.                                         2,200           109,692
The Rouse Co.                                           4,700           235,000
United Dominion Realty Trust, Inc.                      7,400           139,638
Vornado Realty Trust                                    4,100           233,290
Windrose Medical Properties Trust                       3,100            39,835
                                                                  -------------
                                                                      5,555,989
                                                                  -------------
                                                                      6,220,537
                                                                  -------------
Capital Equipment-4.5%
Aerospace & Defense-0.1%
Goodrich Corp.                                          2,000            58,980
                                                                  -------------
Automobiles-0.7%
BorgWarner, Inc.                                        4,900           441,980
Cooper Tire & Rubber Co.                                7,000           139,650
Lear Corp.                                              6,600           406,758
                                                                  -------------
                                                                        988,388
                                                                  -------------
Industrial Components-0.3%
Eaton Corp.                                             7,000           409,780
                                                                  -------------
Multi-Industry-3.4%
Cooper Industries, Ltd. Cl.A                            8,400           444,444
General Electric Co.                                   86,400         2,809,728
Parker Hannifin Corp.                                  12,500           702,125
Textron, Inc.                                          10,300           570,002
                                                                  -------------
                                                                      4,526,299
                                                                  -------------
                                                                      5,983,447
                                                                  -------------
Consumer Staples-3.0%
Beverages & Tobacco-1.5%
Altria Group, Inc.                                     12,600           725,130
Anheuser-Busch Cos., Inc.                               5,625           299,363
PepsiCo, Inc.                                          19,100           991,290
                                                                  -------------
                                                                      2,015,783
                                                                  -------------
Food & Household Products-1.5%
Safeway, Inc.(a)                                       16,500           377,355
SUPERVALU, Inc.                                         4,900           138,670
The Kroger Co.(a)                                      22,500           432,450
The Procter & Gamble Co.                                7,400           758,574
Walgreen Co.                                            7,200           256,752
                                                                  -------------
                                                                      1,963,801
                                                                  -------------
                                                                      3,979,584
                                                                  -------------
Energy-2.2%
Energy Sources-2.2%
ChevronTexaco Corp.                                    10,700           945,345
ConocoPhillips                                         21,100         1,453,157
Occidental Petroleum Corp.                             13,100           581,640
                                                                  -------------
                                                                      2,980,142
                                                                  -------------


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                        Wealth Appreciation Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Utilities-2.2%
Electric & Gas-2.2%
American Electric Power Co., Inc.                      19,100     $     658,950
Constellation Energy Group, Inc.                        5,800           230,550
Entergy Corp.                                           6,000           355,740
FirstEnergy Corp.                                      14,500           560,135
Sempra Energy                                           6,500           206,050
TXU Corp.                                              29,400           827,022
Wisconsin Energy Corp.                                  4,200           135,744
                                                                  -------------
                                                                      2,974,191
                                                                  -------------
Transportation-0.9%
Transportation - Road & Rail-0.9%
Burlington Northern Santa Fe Corp.                      8,300           267,094
CSX Corp.                                              15,600           491,868
Norfolk Southern Corp.                                 17,900           396,664
                                                                  -------------
                                                                      1,155,626
                                                                  -------------
Industrial Commodities-0.6%
Chemical-0.0%
The Lubrizol Corp.                                      1,500            46,890
                                                                  -------------
Forest & Paper-0.6%
Georgia-Pacific Corp.                                  13,300           426,265
MeadWestvaco Corp.                                     12,500           366,250
                                                                  -------------
                                                                        792,515
                                                                  -------------
                                                                        839,405
                                                                  -------------
Telecommunications-0.5%
Telecommunications-0.5%
Sprint Corp.                                           25,900           459,207
Sprint Corp. (PCS Group)(a)                            16,500           148,500
                                                                  -------------
                                                                        607,707
                                                                  -------------
Total United States Investments
  (cost $79,127,198)                                                 83,084,445
                                                                  -------------
Foreign Investments-31.2%
Australia-1.1%
Bunnings Warehouse Property Trust                      37,787            46,647
Centro Properties Group                                38,603           125,094
Deutsche Office Trust                                 159,200           136,342
General Property Trust                                 65,000           149,449
ING Industrial Fund                                   111,126           153,474
Macquarie CountryWide Trust                            71,815            99,736
Mirvac Group                                           47,246           168,047
Qantas Airways, Ltd.                                   48,500           138,829
The News Corp., Ltd.                                    8,900            83,569
Westfield Holdings, Ltd.                                5,400            53,746
Westfield Trust                                       122,100           333,490
                                                                  -------------
                                                                      1,488,423
                                                                  -------------
Brazil-0.2%
Petroleo Brasileiro, SA (ADR)                           9,100           255,710
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 25

                        Wealth Appreciation Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Canada-1.4%
Alexis Nihon Real Estate Investment Trust               3,300     $      34,596
Bank of Nova Scotia                                    11,400           583,950
Borealis Retail Real Estate Investment Trust            6,900            65,901
Canadian Real Estate Investment Trust                   6,100            76,466
Cominar Real Estate Investment Trust                    4,400            52,858
H&R Real Estate Investment Trust                        7,500            97,933
InnVest Real Estate Investment Trust                    4,600            40,501
Magna International, Inc. Cl.A                          2,000           157,976
O&Y Real Estate Investment Trust                        6,300            65,576
Petro-Canada                                            3,100           139,525
Residential Equities Real Estate Investment
  Trust                                                 4,200            49,515
RioCan Real Estate Investment Trust                    18,000           225,235
Royal Bank of Canada(a)                                 3,900           184,641
Summit Real Estate Investment Trust(a)                  7,900           115,299
                                                                  -------------
                                                                      1,889,972
                                                                  -------------
China-0.1%
China Petroleum & Chemical Corp. Cl.H                 256,000           107,704
                                                                  -------------
Denmark-0.1%
Danske Bank A/S                                         4,000            93,833
                                                                  -------------
Finland-0.7%
Nokia Oyj (ADR)                                        31,000           674,870
Nokia Oyj                                               5,403           118,511
Sponda Oyj                                             11,900            98,456
                                                                  -------------
                                                                        891,837
                                                                  -------------
France-4.0%
Arcelor                                                29,000           530,742
Assurances Generales de France(a)                       8,000           514,580
Aventis, SA                                             4,100           314,222
BNP Paribas, SA                                        10,652           673,899
Compagnie de Saint-Gobain                               3,600           189,235
Credit Agricole, SA                                     4,000           103,016
Essilor International, SA                               3,626           208,196
Gecina                                                  2,500           188,955
Klepierre                                               1,500           102,083
L'Oreal, SA                                             3,731           307,063
LVMH Moet Hennessy Louis Vuitton, SA                    6,754           516,784
PSA Peugeot Citroen                                     3,900           194,330
Schneider Electric, SA                                  3,865           257,262
Societe Generale                                        3,700           328,909
Total, SA                                               2,997           548,121
Unibail                                                 3,800           381,767
                                                                  -------------
                                                                      5,359,164
                                                                  -------------
Germany-2.1%
Altana AG(a)                                            3,761           230,640
AMB Generali Holding AG                                 1,000            78,991
Bayerische Motoren Werke AG(a)                          4,457           190,643


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26 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                        Wealth Appreciation Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Continental AG                                         10,100     $     414,298
Hannover Rueckversicherung AG                           2,600            93,000
HeidelbergCement AG(a)                                  4,600           206,031
MAN AG(a)                                               5,600           196,267
Porsche AG pfd.                                           291           169,569
SAP AG                                                  3,076           486,030
Siemens AG                                              4,045           312,272
Volkswagen AG                                           8,400           395,042
                                                                  -------------
                                                                      2,772,783
                                                                  -------------
Hong Kong-0.5%
Esprit Holdings, Ltd.                                  39,000           153,809
Hang Lung Properties, Ltd.                            124,000           179,207
Henderson Land Development Co., Ltd.                   21,000           106,561
Kerry Properties, Ltd.                                 93,000           160,091
Li & Fung, Ltd.                                        72,000           140,591
                                                                  -------------
                                                                        740,259
                                                                  -------------
Hungary-0.2%
MOL Magyar Olaj-es Gazipari Rt.                         6,600           217,642
                                                                  -------------
Ireland-0.5%
Allied Irish Banks PLC                                  7,787           119,165
Bank of Ireland                                         4,800            63,302
CRH PLC                                                15,120           316,034
Depfa Bank PLC                                          1,050           164,601
                                                                  -------------
                                                                        663,102
                                                                  -------------
Israel-0.4%
Bank Hapoalim, Ltd.                                    66,400           167,738
Teva Pharmaceutical Industries, Ltd. (ADR)              4,800           312,000
                                                                  -------------
                                                                        479,738
                                                                  -------------
Italy-0.5%
Beni Stabili SpA                                       90,200            64,191
Eni SpA(a)                                             23,400           459,114
UniCredito Italiano SpA                                38,627           203,765
                                                                  -------------
                                                                        727,070
                                                                  -------------
Japan-5.8%
Canon, Inc.                                            23,000         1,122,259
Chugai Pharmaceutical Co., Ltd.                         5,600            82,589
Eisai Co., Ltd.                                         6,000           162,860
Funai Electric Co., Ltd.                                  900           126,306
Honda Motor Co., Ltd.                                  11,500           501,122
Hoya Corp.                                              5,600           525,473
Japan Retail Fund Investment Corp.                         31           194,681
JFE Holdings, Inc.                                     11,700           295,619
KDDI Corp.                                                 27           140,147
Keyence Corp.                                           1,300           268,129
Matsushita Electric Industrial Co., Ltd.               11,000           160,415
Mitsubishi Corp.                                       26,000           256,585
Mitsubishi Estate Co., Ltd.                            33,000           384,272
Mitsubishi Tokyo Financial Group, Inc.                     18           138,417
NEC Electronics Corp.(a)                                  600            37,900


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 27

                        Wealth Appreciation Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Nippon Building Fund, Inc.                                 30     $     194,718
Nippon Meat Packers, Inc.                              17,000           184,730
Nissan Motor Co., Ltd.                                 61,600           684,037
Nitto Denko Corp.                                       8,000           395,478
ORIX JREIT, Inc.                                           34           173,992
Promise Co., Ltd.                                       5,100           309,077
Ricoh Co., Ltd.                                        20,000           404,632
Sumitomo Mitsui Financial Group, Inc.                      60           333,959
Takeda Chemical Industries, Ltd.                        5,100           210,097
Tokyo Electron, Ltd.                                    1,300            78,427
UFJ Holdings, Inc.(a)                                      73           327,459
                                                                  -------------
                                                                      7,693,380
                                                                  -------------
Mexico-0.4%
America Movil SA de CV (ADR)                            7,400           263,884
Cemex SA de CV (ADR)                                    8,800           253,880
                                                                  -------------
                                                                        517,764
                                                                  -------------
Netherlands-0.9%
ASML Holding NV(a)                                     13,474           248,940
DSM NV                                                  7,200           341,385
Eurocommercial Properties NV                            3,000            86,220
Rodamco Asia NV                                         6,900           140,359
Rodamco Europe NV                                       4,200           261,219
Wereldhave NV                                           1,200            99,805
                                                                  -------------
                                                                      1,177,928
                                                                  -------------
Singapore-0.6%
Ascendas Real Estate Investment Trust                 212,400           152,271
CapitaMall Trust                                      148,000           122,627
Flextronics International, Ltd.(a)                     10,200           184,620
Singapore Telecommunications, Ltd.                    236,000           323,126
                                                                  -------------
                                                                        782,644
                                                                  -------------
South Korea-0.9%
Hyundai Motor Co., Ltd.                                 4,300           182,435
Kookmin Bank(a)                                         4,400           183,318
POSCO                                                   2,500           366,992
Samsung Electronics Co., Ltd. (GDR)(b)                  1,176           274,596
Shinhan Financial Group Co., Ltd.                      11,200           205,753
                                                                  -------------
                                                                      1,213,094
                                                                  -------------
Spain-0.5%
ACS, Actividades de Construccion y
  Servicios, SA                                         2,589           131,163
Banco Bilbao Vizcaya Argentaria, SA                    14,438           199,390
Repsol YPF, SA                                         16,300           334,614
                                                                  -------------
                                                                        665,167
                                                                  -------------
Sweden-0.5%
Electrolux AB Cl.B                                      8,000           169,060
Svenska Cellulosa AB Cl.B                              10,300           409,682
Telefonaktiebolaget LM Ericsson Cl.B(a)                42,449           123,988
                                                                  -------------
                                                                        702,730
                                                                  -------------


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                        Wealth Appreciation Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Switzerland-2.2%
Alcon, Inc.                                             9,000     $     565,740
Credit Suisse Group                                    21,831           796,299
Novartis AG                                             5,897           260,490
Roche Holdings AG                                       2,562           264,979
Swiss Re(a)                                             7,181           518,193
UBS AG                                                  7,271           535,595
                                                                  -------------
                                                                      2,941,296
                                                                  -------------
Taiwan-0.7%
Compal Electronics, Inc. (GDR)(a)(b)                   51,000           341,700
Hon Hai Precision Industry Co., Ltd. (GDR)(b)          13,050           127,238
Taiwan Semiconductor Manufacturing
  Co., Ltd. (ADR)                                      50,250           522,097
                                                                  -------------
                                                                        991,035
                                                                  -------------
Thailand-0.2%
PTT Public Co., Ltd.                                   53,800           220,430
                                                                  -------------
United Kingdom-6.7%
AstraZeneca PLC                                        10,032           475,948
Aviva PLC                                              39,800           417,305
BP PLC                                                 43,200           347,546
British Land Co. PLC                                   26,300           315,360
Brixton PLC                                            17,100            94,098
Capital & Regional PLC                                 31,600           267,588
Carnival PLC                                           10,468           487,876
Derwent Valley Holdings PLC                             8,100           115,949
George Wimpey PLC                                      24,200           173,545
GlaxoSmithKline PLC                                    27,400           571,015
GUS PLC                                                 7,748           105,293
Hammerson PLC                                          11,700           144,643
Hilton Group PLC                                       39,720           163,374
HSBC Holdings PLC                                      33,791           549,982
InterContinental Hotels Group PLC                      18,900           182,707
Land Securities Group PLC                              16,600           340,080
Pillar Property PLC                                     6,100            64,185
Reckitt Benckiser PLC                                  18,235           476,631
Royal & Sun Alliance Insurance Group PLC              104,500           200,584
Royal Bank of Scotland Group PLC                       17,907           567,262
Slough Estates PLC                                     28,400           235,211
Smith & Nephew PLC                                     30,524           291,247
Standard Chartered PLC                                 23,716           409,148
Taylor Woodrow PLC                                     33,400           167,960
Tesco PLC                                             133,940           641,178
Vodafone Group PLC                                    327,708           817,885
Whitbread PLC                                          21,900           300,871
                                                                  -------------
                                                                      8,924,471
                                                                  -------------
Total Foreign Investments
  (cost $38,709,678)                                                 41,517,176
                                                                  -------------
Total Common & Preferred Stocks
  (cost $117,836,876)                                               124,601,621
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 29

                        Wealth Appreciation Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-5.1%
Time Deposit-5.1%
State Street Euro Dollar
  0.50%, 3/01/04
  (cost $6,715,000)                                    $6,715     $   6,715,000
                                                                  -------------
Total Investments-98.9%
  (cost $124,551,876)                                               131,316,621
Other assets less liabilities-1.1%                                    1,459,780
                                                                  -------------
Net Assets-100%                                                   $ 132,776,401
                                                                  =============


FINANCIAL FUTURES CONTRACTS PURCHASED (see Note D)

                                                       Value at
                 Number of   Expiration    Original   February 29,  Unrealized
     Type        Contracts     Month         Value       2004      Appreciation
-------------------------------------------------------------------------------
British Pound
  FTSE 100 Index     2       March 2004    $ 163,057   $ 166,496     $ 3,439
EURO Stoxx 50       24       March 2004      854,794     865,071      10,277
Japanese Yen
  Topix Index        2       March 2004      194,626     198,562       3,936
                                                                     -------
                                                                     $17,652
                                                                     -------

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2004, the aggregate market value of these securities amounted to $743,534 or 0.6% of net assets.

Glossary of Terms:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
Pfd. - Preferred stock

See notes to financial statements.


_______________________________________________________________________________

30 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                            Balanced Wealth Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

BALANCED WEALTH STRATEGY
PORTFOLIO OF INVESTMENTS
February 29, 2004 (unaudited)

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-61.1%

United States Investments-40.0%
Finance-10.0%
Banking-4.1%
Bank of America Corp.                                   9,000     $     737,280
Citigroup, Inc.                                        52,145         2,620,808
Fannie Mae                                             15,065         1,128,368
FleetBoston Financial Corp.                             4,600           207,138
J. P. Morgan Chase & Co.                               15,900           652,218
National City Corp.                                    30,400         1,085,280
SunTrust Banks, Inc.                                    8,700           629,097
Wachovia Corp.                                         15,550           745,934
Washington Mutual, Inc.                                 4,300           193,242
                                                                  -------------
                                                                      7,999,365
                                                                  -------------
Financial Services-2.2%
Lehman Brothers Holdings, Inc.                         12,400         1,075,204
MBNA Corp.                                             43,615         1,191,998
Merrill Lynch & Co., Inc.                              12,025           736,050
Morgan Stanley                                          9,400           561,744
The Goldman Sachs Group, Inc.                           6,500           688,155
                                                                  -------------
                                                                      4,253,151
                                                                  -------------
Insurance-3.7%
American International Group, Inc.                     19,360         1,432,640
Jefferson-Pilot Corp.                                   9,400           502,336
John Hancock Financial Services, Inc.                   6,900           290,766
MetLife, Inc.                                          16,800           590,520
The Allstate Corp.                                     13,300           606,879
The Chubb Corp.                                        11,900           844,662
The Hartford Financial Services Group, Inc.             7,650           501,075
The Progressive Corp.                                   9,305           769,151
Torchmark Corp.                                         4,100           213,692
Travelers Property Casualty Corp. Cl.A                 13,100           237,896
UnitedHealth Group, Inc.                               18,830         1,167,460
XL Capital, Ltd. Cl.A                                     525            40,247
                                                                  -------------
                                                                      7,197,324
                                                                  -------------
                                                                     19,449,840
                                                                  -------------
Technology-6.6%
Data Processing-3.9%
Arrow Electronics, Inc.(a)                              7,400           182,040
Avnet, Inc.(a)                                          4,500           105,975
Dell, Inc.(a)                                          43,300         1,413,745
Electronic Arts, Inc.(a)                               18,150           855,954
EMC Corp.(a)                                           21,150           302,868
Hewlett-Packard Co.                                    57,300         1,301,283
Microsoft Corp.                                        77,525         2,054,412
Solectron Corp.(a)                                    111,400           711,846


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 31

                            Balanced Wealth Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Tech Data Corp.(a)                                      9,900     $     400,653
VERITAS Software Corp.(a)                              12,180           370,516
                                                                  -------------
                                                                      7,699,292
                                                                  -------------
Electrical & Electronics-1.4%
ADC Telecommunications, Inc.(a)                        72,600           217,800
Broadcom Corp. Cl.A(a)                                  9,000           365,220
Cisco Systems, Inc.(a)                                 53,500         1,235,850
Corning, Inc.(a)                                        2,100            26,355
Juniper Networks, Inc.(a)                              14,500           375,115
Tellabs, Inc.(a)                                       46,300           449,110
                                                                  -------------
                                                                      2,669,450
                                                                  -------------
Electronic Components & Instruments-1.3%
Applied Materials, Inc.(a)                             24,050           510,822
Intel Corp.                                            55,800         1,631,034
Maxim Integrated Products, Inc.                         9,050           451,686
                                                                  -------------
                                                                      2,593,542
                                                                  -------------
                                                                     12,962,284
                                                                  -------------
Consumer Cyclical-6.3%
Appliances & Household Durables-0.2%
Whirlpool Corp.                                         5,975           435,817
                                                                  -------------
Broadcasting & Publishing-2.3%
Clear Channel Communications, Inc.                      7,800           335,712
Comcast Corp. Cl.A Special(a)                          43,400         1,268,148
R.R. Donnelley & Sons Co.                               4,800           152,448
The E.W. Scripps Co. Cl.A                               4,000           389,440
Time Warner, Inc.(a)                                   14,200           244,950
Viacom, Inc. Cl.B                                      30,535         1,174,376
Yahoo!, Inc.(a)                                        18,600           825,840
                                                                  -------------
                                                                      4,390,914
                                                                  -------------
Business & Public Services-0.2%
The Interpublic Group of Cos., Inc.(a)                 27,900           472,905
                                                                  -------------
Leisure & Tourism-0.5%
Boca Resorts, Inc. Cl.A(a)                              3,400            59,636
Host Marriott Corp.(a)                                 26,800           325,888
Starwood Hotels & Resorts Worldwide, Inc.              12,700           495,427
                                                                  -------------
                                                                        880,951
                                                                  -------------
Merchandising-2.7%
Bed Bath & Beyond, Inc.(a)                             13,600           555,968
eBay, Inc.(a)                                          14,300           984,698
Lowe's Cos., Inc.                                      21,900         1,226,400
Office Depot, Inc.(a)                                  40,200           700,686
Target Corp.                                            6,320           277,827
The May Department Stores Co.                             300            10,566
Wal-Mart Stores, Inc.                                  25,520         1,519,971
                                                                  -------------
                                                                      5,276,116
                                                                  -------------


_______________________________________________________________________________

32 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                            Balanced Wealth Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Textiles & Apparel-0.4%
Liz Claiborne, Inc.                                     4,100     $     151,290
V. F. Corp.                                            15,950           716,633
                                                                  -------------
                                                                        867,923
                                                                  -------------
                                                                     12,324,626
                                                                  -------------
Construction & Housing-4.5%
Building Materials-0.4%
Masco Corp.                                            24,900           698,196
                                                                  -------------
Real Estate-4.1%
Alexandria Real Estate Equities, Inc.                   4,000           245,520
AMB Property Corp.                                      7,400           262,108
Archstone-Smith Trust                                   9,800           274,400
Boston Properties, Inc.                                 5,500           281,765
Camden Property Trust                                   4,900           214,130
Corporate Office Properties Trust                       9,800           225,792
Cousins Properties, Inc.                                5,600           171,920
Developers Diversified Realty Corp.                    10,500           386,085
Duke Realty Corp.                                       8,900           288,360
EastGroup Properties, Inc.                              4,300           145,125
Equity Office Properties Trust                         10,900           311,086
Equity Residential                                     12,900           383,775
Essex Property Trust, Inc.                              1,900           119,643
First Potomac Realty Trust                              2,100            43,134
General Growth Properties, Inc.                        16,800           525,168
Glenborough Realty Trust, Inc.                          4,500            94,500
Government Properties Trust, Inc.(a)                    1,900            26,410
Hersha Hospitality Trust                                3,500            39,900
iStar Financial, Inc.                                   5,800           242,730
Kimco Realty Corp.                                      3,800           178,410
Mack-Cali Realty Corp.                                  5,200           221,312
Pan Pacific Retail Properties, Inc.                     3,900           193,050
Prentiss Properties Trust                               5,400           188,190
ProLogis                                               16,700           553,271
Regency Centers Corp.                                   6,500           272,675
Shurgard Storage Centers, Inc. Cl.A                     5,000           186,250
Simon Property Group, Inc.                             10,800           588,492
SL Green Realty Corp.                                   5,000           220,000
The Macerich Co.                                        3,200           158,080
The Mills Corp.                                         3,100           154,566
The Rouse Co.                                           6,800           340,000
United Dominion Realty Trust, Inc.                     10,900           205,683
Vornado Realty Trust                                    5,800           330,020
Windrose Medical Properties Trust                       4,500            57,825
                                                                  -------------
                                                                      8,129,375
                                                                  -------------
                                                                      8,827,571
                                                                  -------------
Medical-4.0%
Health & Personal Care-4.0%
Amgen, Inc.(a)                                         18,205         1,156,564
Avon Products, Inc.                                     7,470           527,382
Boston Scientific Corp.(a)                              5,300           216,505


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 33

                            Balanced Wealth Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                               17,000     $     472,940
Forest Laboratories, Inc.(a)                            5,100           384,948
Gilead Sciences, Inc.(a)                                4,150           224,971
Guidant Corp.                                           1,800           122,652
Johnson & Johnson                                       2,000           107,820
Medtronic, Inc.                                        15,395           722,025
Merck & Co., Inc.                                       4,400           211,552
Pfizer, Inc.                                           68,515         2,511,075
St. Jude Medical, Inc.(a)                               5,800           421,370
Wyeth                                                  10,700           422,650
Zimmer Holdings, Inc.(a)                                3,800           287,432
                                                                  -------------
                                                                      7,789,886
                                                                  -------------
Capital Equipment-2.7%
Aerospace & Defense-0.0%
Goodrich Corp.                                            400            11,796
                                                                  -------------
Automobiles-0.4%
BorgWarner, Inc.                                        2,900           261,580
Cooper Tire & Rubber Co.                                5,400           107,730
Lear Corp.                                              4,975           306,609
                                                                  -------------
                                                                        675,919
                                                                  -------------
Industrial Components-0.2%
Eaton Corp.                                             7,450           436,123
                                                                  -------------
Multi-Industry-2.1%
Cooper Industries, Ltd. Cl.A                            7,150           378,307
General Electric Co.                                   80,950         2,632,494
Parker Hannifin Corp.                                  10,600           595,402
Textron, Inc.                                          10,300           570,002
                                                                  -------------
                                                                      4,176,205
                                                                  -------------
                                                                      5,300,043
                                                                  -------------
Consumer Staples-1.7%
Beverages & Tobacco-0.8%
Altria Group, Inc.                                      8,650           497,807
Anheuser-Busch Cos., Inc.                               4,990           265,568
PepsiCo, Inc.                                          14,700           762,930
                                                                  -------------
                                                                      1,526,305
                                                                  -------------
Food & Household Products-0.9%
Safeway, Inc.(a)                                       19,200           439,104
SUPERVALU, Inc.                                         2,800            79,240
The Kroger Co.(a)                                      24,300           467,046
The Procter & Gamble Co.                                6,500           666,315
Walgreen Co.                                            6,510           232,147
                                                                  -------------
                                                                      1,883,852
                                                                  -------------
                                                                      3,410,157
                                                                  -------------
Energy-1.4%
Energy Sources-1.4%
ChevronTexaco Corp.                                    10,300           910,005
ConocoPhillips                                         18,500         1,274,095


_______________________________________________________________________________

34 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                            Balanced Wealth Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Occidental Petroleum Corp.                             13,500     $     599,400
                                                                  -------------
                                                                      2,783,500
                                                                  -------------
Utilities-1.3%
Electric & Gas-1.3%
American Electric Power Co., Inc.                      16,900           583,050
Constellation Energy Group, Inc.                        4,800           190,800
Entergy Corp.                                           4,950           293,486
FirstEnergy Corp.                                      12,200           471,286
Sempra Energy                                           7,900           250,430
TXU Corp.                                              25,100           706,063
Wisconsin Energy Corp.                                  1,900            61,408
                                                                  -------------
                                                                      2,556,523
                                                                  -------------
Transportation-0.6%
Transportation - Road & Rail-0.6%
Burlington Northern Santa Fe Corp.                     11,375           366,048
CSX Corp.                                              13,450           424,078
Norfolk Southern Corp.                                 16,100           356,776
                                                                  -------------
                                                                      1,146,902
                                                                  -------------
Industrial Commodities-0.6%
Chemical-0.0%
The Lubrizol Corp.                                      1,350            42,201
                                                                  -------------
Forest & Paper-0.6%
Georgia-Pacific Corp.                                  12,000           384,600
International Paper Co.                                 7,900           349,654
MeadWestvaco Corp.                                     11,600           339,880
                                                                  -------------
                                                                      1,074,134
                                                                  -------------
                                                                      1,116,335
                                                                  -------------
Telecommunications-0.3%
Telecommunications-0.3%
Sprint Corp.                                           23,900           423,747
Sprint Corp. (PCS Group)(a)                            13,400           120,600
                                                                  -------------
                                                                        544,347
                                                                  -------------
Total United States Investments
  (cost $74,323,916)                                                 78,212,014
                                                                  -------------
Foreign Investments-21.1%
Australia-1.1%
Bunnings Warehouse Property Trust                      57,831            71,391
Centro Properties Group                                59,694           193,439
Deutsche Office Trust                                 237,000           202,972
General Property Trust                                 99,900           229,692
ING Industrial Fund                                   179,158           247,431
Macquarie CountryWide Trust                           114,015           158,343
Mirvac Group                                           70,688           251,426
Qantas Airways, Ltd.                                   40,500           115,929
The News Corp., Ltd.                                    7,800            73,240
Westfield Holdings, Ltd.                                8,700            86,591
Westfield Trust                                       169,300           462,407
                                                                  -------------
                                                                      2,092,861
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 35

                            Balanced Wealth Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Brazil-0.1%
Petroleo Brasileiro, SA (ADR)                           8,100     $     227,610
                                                                  -------------
Canada-1.2%
Alexis Nihon Real Estate Investment Trust               6,100            63,950
Bank of Nova Scotia                                     9,200           471,258
Borealis Retail Real Estate Investment Trust           10,800           103,149
Canadian Real Estate Investment Trust                   8,700           109,058
Cominar Real Estate Investment Trust                    7,400            88,897
H&R Real Estate Investment Trust                       10,600           138,412
InnVest Real Estate Investment Trust                    6,400            56,350
Magna International, Inc. Cl.A                          1,600           126,381
O&Y Real Estate Investment Trust                        9,000            93,680
Petro-Canada                                            5,600           252,046
Residential Equities Real Estate
Investment Trust                                        6,900            81,346
RioCan Real Estate Investment Trust                    26,000           325,340
Royal Bank of Canada(a)                                 3,400           160,968
Summit Real Estate Investment Trust(a)                 11,700           170,760
                                                                  -------------
                                                                      2,241,595
                                                                  -------------
China-0.0%
China Petroleum & Chemical Corp. Cl.H                 196,000            82,461
                                                                  -------------
Denmark-0.1%
Danske Bank A/S                                         6,400           150,132
                                                                  -------------
Finland-0.4%
Nokia Oyj (ADR)                                        27,705           603,138
Nokia Oyj                                               4,778           104,802
Sponda Oyj                                             17,400           143,961
                                                                  -------------
                                                                        851,901
                                                                  -------------
France-2.7%
Arcelor                                                24,900           455,706
Assurances Generales de France(a)                       8,100           521,012
Aventis, SA                                             3,800           291,231
BNP Paribas, SA                                        10,443           660,677
Compagnie de Saint-Gobain                               2,800           147,183
Credit Agricole, SA                                     6,200           159,674
Essilor International, SA                               3,323           190,798
Gecina                                                  3,700           279,654
Klepierre                                               2,200           149,721
L'Oreal, SA                                             2,943           242,210
LVMH Moet Hennessy Louis Vuitton, SA                    6,073           464,677
PSA Peugeot Citroen                                     3,100           154,467
Schneider Electric, SA                                  3,222           214,463
Societe Generale                                        3,200           284,462
Total, SA                                               2,642           483,195
Unibail                                                 5,600           562,604
                                                                  -------------
                                                                      5,261,734
                                                                  -------------


_______________________________________________________________________________

36 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                            Balanced Wealth Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Germany-1.2%
Altana AG(a)                                            3,326     $     203,964
Bayerische Motoren Werke AG(a)                          3,942           168,615
Continental AG                                          9,100           373,278
Hannover Rueckversicherung AG                           2,200            78,692
HeidelbergCement AG(a)                                  4,100           183,637
MAN AG(a)                                               4,400           154,210
Porsche AG pfd.                                           258           150,339
SAP AG                                                  2,723           430,253
Siemens AG                                              3,618           279,308
Volkswagen AG                                           6,600           310,390
                                                                  -------------
                                                                      2,332,686
                                                                  -------------
Hong Kong-0.5%
Esprit Holdings, Ltd.                                  35,000           138,034
Hang Lung Properties, Ltd.                            183,000           264,475
Henderson Land Development Co., Ltd.                   32,000           162,378
Kerry Properties, Ltd.                                136,000           234,112
Li & Fung, Ltd.                                        64,000           124,970
                                                                  -------------
                                                                        923,969
                                                                  -------------
Hungary-0.1%
MOL Magyar Olaj-es Gazipari Rt.                         5,500           181,368
                                                                  -------------
Ireland-0.3%
Allied Irish Banks PLC                                  6,887           105,392
Bank of Ireland                                         4,500            59,346
CRH PLC                                                13,372           279,498
Depfa Bank PLC                                          1,150           180,277
                                                                  -------------
                                                                        624,513
                                                                  -------------
Israel-0.2%
Bank Hapoalim, Ltd.                                    54,000           136,413
Teva Pharmaceutical Industries, Ltd. (ADR)              4,300           279,500
                                                                  -------------
                                                                        415,913
                                                                  -------------
Italy-0.4%
Beni Stabili SpA                                      131,900            93,867
Eni SpA(a)                                             23,100           453,228
UniCredito Italiano SpA                                38,476           202,968
                                                                  -------------
                                                                        750,063
                                                                  -------------
Japan-3.7%
Canon, Inc.                                            20,000           975,878
Chugai Pharmaceutical Co., Ltd.                         5,000            73,740
Eisai Co., Ltd.                                         5,500           149,289
Funai Electric Co., Ltd.                                  900           126,306
Honda Motor Co., Ltd.                                   9,800           427,043
Hoya Corp.                                              4,900           459,788
Japan Retail Fund Investment Corp.                         47           295,162
JFE Holdings, Inc.                                     10,000           252,666
KDDI Corp.                                                 25           129,766
Keyence Corp.                                           1,200           247,503
Matsushita Electric Industrial Co., Ltd.               10,000           145,832


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 37

                            Balanced Wealth Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Mitsubishi Corp.                                       23,000     $     226,978
Mitsubishi Estate Co., Ltd.                            48,000           558,942
Mitsubishi Tokyo Financial Group, Inc.                     18           138,417
NEC Electronics Corp.(a)                                  600            37,900
Nippon Building Fund, Inc.                                 45           292,076
Nippon Meat Packers, Inc.                              14,000           152,131
Nissan Motor Co., Ltd.                                 51,400           570,771
Nitto Denko Corp.                                       7,200           355,930
ORIX JREIT, Inc.                                           49           250,753
Promise Co., Ltd.                                       4,200           254,534
Ricoh Co., Ltd.                                        18,000           364,169
Sumitomo Mitsui Financial Group, Inc.                      52           289,431
Takeda Chemical Industries, Ltd.                        4,500           185,380
Tokyo Electron, Ltd.                                    1,100            66,362
UFJ Holdings, Inc.(a)                                      59           264,659
                                                                  -------------
                                                                      7,291,406
                                                                  -------------
Mexico-0.2%
America Movil SA de CV (ADR)                            6,400           228,224
Cemex SA de CV (ADR)                                    7,900           227,915
                                                                  -------------
                                                                        456,139
                                                                  -------------
Netherlands-0.7%
ASML Holding NV(a)                                     11,915           220,137
DSM NV                                                  6,300           298,712
Eurocommercial Properties NV                            4,200           120,707
Rodamco Asia NV                                        10,200           207,487
Rodamco Europe NV                                       6,600           410,487
Wereldhave NV                                           1,800           149,708
                                                                  -------------
                                                                      1,407,238
                                                                  -------------
Singapore-0.5%
Ascendas Real Estate Investment Trust                 305,550           219,051
CapitaMall Trust                                      216,000           178,969
Flextronics International, Ltd.(a)                      9,500           171,950
Singapore Telecommunications, Ltd.                    269,000           368,309
                                                                  -------------
                                                                        938,279
                                                                  -------------
South Korea-0.5%
Hyundai Motor Co., Ltd.                                 4,100           173,950
Kookmin Bank(a)                                         3,400           141,655
POSCO                                                   2,200           322,953
Samsung Electronics Co., Ltd. (GDR)(b)                  1,056           246,576
Shinhan Financial Group Co., Ltd.                       9,000           165,337
                                                                  -------------
                                                                      1,050,471
                                                                  -------------
Spain-0.3%
ACS, Actividades de Construccion y
  Servicios, SA                                         2,280           115,509
Banco Bilbao Vizcaya Argentaria, SA                    12,913           178,329
Repsol YPF, SA                                         18,200           373,618
                                                                  -------------
                                                                        667,456
                                                                  -------------


_______________________________________________________________________________

38 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                            Balanced Wealth Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Sweden-0.3%
Electrolux AB Cl.B                                      7,100     $     150,041
Svenska Cellulosa AB Cl.B                               9,000           357,975
Telefonaktiebolaget LM Ericsson Cl.B(a)                38,145           111,416
                                                                  -------------
                                                                        619,432
                                                                  -------------
Switzerland-1.4%
Alcon, Inc.                                             8,100           509,166
Credit Suisse Group                                    20,765           757,416
Novartis AG                                             5,314           234,737
Roche Holdings AG                                       2,349           242,949
Swiss Re(a)                                             6,461           466,237
UBS AG                                                  6,542           481,895
                                                                  -------------
                                                                      2,692,400
                                                                  -------------
Taiwan-0.5%
Compal Electronics, Inc. (GDR)(a)(b)                   50,700           339,690
Hon Hai Precision Industry Co., Ltd. (GDR)(b)          12,950           126,263
Taiwan Semiconductor Manufacturing Co.,
  Ltd. (ADR)                                           44,990           467,446
                                                                  -------------
                                                                        933,399
                                                                  -------------
Thailand-0.1%
PTT Public Co., Ltd.                                   49,000           200,763
                                                                  -------------
United Kingdom-4.6%
AstraZeneca PLC                                         8,872           420,914
Aviva PLC                                              32,000           335,521
BP PLC                                                 48,100           386,967
British Land Co. PLC                                   38,300           459,250
Brixton PLC                                            23,600           129,866
Capital & Regional PLC                                 46,000           389,527
Carnival PLC                                            9,423           439,172
Derwent Valley Holdings PLC                            11,800           168,913
George Wimpey PLC                                      21,900           157,051
GlaxoSmithKline PLC                                    23,800           495,991
GUS PLC                                                 6,796            92,355
Hammerson PLC                                          17,000           210,166
Hilton Group PLC                                       39,291           161,610
HSBC Holdings PLC                                      30,399           494,774
InterContinental Hotels Group PLC                      14,900           144,039
Land Securities Group PLC                              24,500           501,925
Pillar Property PLC                                     9,300            97,857
Reckitt Benckiser PLC                                  16,126           421,505
Royal & Sun Alliance Insurance Group PLC               93,000           178,511
Royal Bank of Scotland Group PLC                       16,050           508,435
Slough Estates PLC                                     41,700           345,362
Smith & Nephew PLC                                     27,792           265,180
Standard Chartered PLC                                 20,973           361,826
Taylor Woodrow PLC                                     38,300           192,601
Tesco PLC                                             120,117           575,007
Vodafone Group PLC                                    306,577           765,147
Whitbread PLC                                          18,000           247,291
                                                                  -------------
                                                                      8,946,763
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 39

                            Balanced Wealth Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
Company                                                 (000)      U.S. $ Value
-------------------------------------------------------------------------------
Total Foreign Investments
  (cost $38,260,381)                                              $  41,340,552
                                                                  -------------
Total Common & Preferred Stocks
  (cost $112,584,297)                                               119,552,566
                                                                  -------------
DEBT OBLIGATIONS-33.7%

United States Investments-30.1%
Corporate Debt Obligations-30.0%
Automotive-2.2%
American Axle & Manufacturing, Inc.
  5.25%, 2/11/14(b)                                    $  500           508,750
Ford Motor Co.
  7.45%, 7/16/31                                          300           302,239
Ford Motor Credit Co.
  7.375%, 10/28/09                                      1,500         1,652,069
  7.60%, 8/01/05                                          300           320,076
General Motors Acceptance Corp.
  6.75%, 1/15/06                                          600           643,114
General Motors Corp.
  7.20%, 1/15/11                                          500           546,690
  8.25%, 7/15/23                                          150           168,239
  8.375%, 7/15/33                                         200           227,307
                                                                  -------------
                                                                      4,368,484
                                                                  -------------
Banks-2.6%
ABN Amro
  6.523%, 11/08/12(b)                                     300           334,665
Bank of America Corp.
  4.75%, 10/15/06                                       1,000         1,061,242
Bank One Corp.
  7.875%, 8/01/10                                         150           182,031
Bankers Trust Corp.
  7.50%, 11/15/15                                         200           241,360
BB&T Corp.
  5.20%, 12/23/15                                         400           409,760
Citigroup, Inc.
  6.75%, 12/01/05                                         200           216,860
  7.25%, 10/01/10                                         900         1,062,938
First Tennesee National Corp.
  4.50%, 5/15/13                                          200           197,354
Mercantile Bankshares Corp.
  4.625%, 4/15/13                                         200           199,306
PNC Funding Corp.
  7.50%, 11/01/09                                         200           238,070
Rabobank Capital Fund II pfd.
  5.26%, 12/31/13(b)                                      300           308,013
Union Planters Corp.
  4.375%, 12/01/10                                        200           201,331
Washington Mutual, Inc.
  7.50%, 8/15/06                                          200           224,369


_______________________________________________________________________________

40 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                            Balanced Wealth Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
Wells Fargo & Co.
  3.50%, 4/04/08                                       $  200     $     203,727
                                                                  -------------
                                                                      5,081,026
                                                                  -------------
Finance-8.0%
American General Corp.
  7.50%, 7/15/25                                          300           370,369
Assurant, Inc.
  5.625%, 2/15/14(b)                                      425           435,970
CA Preferred Funding Trust
  7.00%, 1/30/49                                          400           415,585
Capital One Bank
  6.875%, 2/01/06                                         350           379,189
CIT Group, Inc.
  4.125%, 2/21/06                                         400           415,372
Countrywide Home Loans, Inc.
  3.25%, 5/21/08                                          200           199,518
  5.625%, 7/15/09                                         100           108,973
Credit Suisse First Boston, Inc.
  4.625%, 1/15/08                                         300           316,596
  5.125%, 1/15/14                                         300           305,989
EOP Operating LP
  7.50%, 4/19/29                                          100           115,378
General Electric Capital Corp.
  3.50%, 5/01/08                                        1,800         1,826,913
Goldman Sachs Capital Trust I
  6.345%, 2/15/34                                         800           812,464
Household Finance Corp.
  5.75%, 1/30/07                                        1,300         1,413,532
ING Capital Funding Trust III pfd.
  8.44%, 12/31/10                                         750           929,398
J. P. Morgan Chase & Co.
  5.25%, 5/30/07                                          400           432,060
Lehman Brothers Holdings, Inc.
  4.00%, 1/22/08                                          800           826,747
  6.25%, 5/15/06                                          200           217,008
Mangrove Bay Pass-Through Trust pfd.
  6.102%, 7/15/33(b)                                      600           616,062
Markel Corp.
  6.80%, 2/15/13                                          400           434,762
MBNA America Bank
  6.625%, 6/15/12                                         400           454,792
Merrill Lynch & Co., Inc.
  6.00%, 2/17/09                                          200           222,350
National Rural Utilities Cooperative Finance Corp.
  7.25%, 3/01/12                                          100           119,004
Safeco Capital Trust I
  8.072%, 7/15/37                                         100           117,043
SAFECO Corp.
  4.875%, 2/01/10                                         200           211,134
  6.875%, 7/15/07                                         100           112,433


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 41

                            Balanced Wealth Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
Sanwa Bank, Ltd.
  7.40%, 6/15/11                                       $  265     $     299,698
SLM Corp.
  5.00%, 10/01/13                                         150           152,936
The Bear Stearns Cos., Inc.
  2.875%, 7/02/08                                         700           687,697
The Commerce Group, Inc.
  5.95%, 12/09/13                                         300           313,178
The Goldman Sachs Group, Inc.
  4.125%, 1/15/08                                         800           829,998
Unicredito Italiano Capital Trust II pfd.
  9.20%, 10/05/10(b)                                      750           949,654
Verizon Global Funding Corp.
  6.75%, 12/01/05                                         200           216,656
Wachovia Corp.
  4.95%, 11/01/06                                         300           319,802
Washington Mutual, Inc.
  5.50%, 1/15/13                                          150           158,110
                                                                  -------------
                                                                     15,736,370
                                                                  -------------
Finance Subsidiary-0.3%
National Rural Utilities Cooperative Finance Corp.
  5.75%, 8/28/09                                          200           220,447
RBS Capital Trust I
  4.709%, 7/01/13                                         400           392,139
                                                                  -------------
                                                                        612,586
                                                                  -------------
Industrial-9.6%
Anthem, Inc.
  6.80%, 8/01/12                                          300           345,641
Boeing Co.
  7.25%, 6/15/25                                          300           351,729
CBS Corp.
  7.875%, 9/01/23                                         350           430,611
Cendant Corp.
  6.875%, 8/15/06                                         300           330,778
Coca-Cola Enterprises, Inc.
  5.25%, 5/15/07                                          400           432,512
Comcast Cable Communications, Inc.
  6.20%, 11/15/08                                         550           608,309
  6.375%, 1/30/06                                         100           107,713
  6.75%, 1/30/11                                          300           340,559
ConAgra Foods, Inc.
  8.25%, 9/15/30                                          200           260,500
Continental Airlines, Inc.
  7.875%, 7/02/18                                         300           303,338
Coors Brewing Co.
  6.375%, 5/15/12                                         200           223,788
Cox Communications, Inc.
  7.75%, 11/01/10                                         100           119,399
Cox Enterprises, Inc.
  4.375%, 5/01/08(b)                                      100           102,986
  8.00%, 2/15/07(b)                                       200           229,203


_______________________________________________________________________________

42 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                            Balanced Wealth Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
CRH America, Inc.
  5.30%, 10/15/13                                      $  100     $     103,458
CSX Corp.
  6.25%, 10/15/08                                         200           222,664
Federated Department Stores, Inc.
  7.00%, 2/15/28                                          200           225,648
Fred Meyer, Inc.
  7.45%, 3/01/08                                          200           230,056
General Mills, Inc.
  5.125%, 2/15/07                                         450           481,041
Harley-Davidson, Inc.
  3.625%, 12/15/08(b)                                     200           202,091
Harrah's Operating Co, Inc.
  5.375%, 12/15/13(b)                                     300           303,614
HCA, Inc.
  6.30%, 10/01/12                                         300           318,643
  7.69%, 6/15/25                                          100           110,340
Historic TW, Inc.
  7.48%, 1/15/08                                          100           113,500
Humana, Inc.
  6.30%, 8/01/18                                          250           270,619
International Paper Co.
  6.75%, 9/01/11                                          650           734,222
  8.125%, 7/08/05                                         200           216,514
John Deere Capital Corp.
  7.00%, 3/15/12                                          300           352,368
Kellogg Co.
  2.875%, 6/01/08                                         100            98,463
  6.60%, 4/01/11                                          300           344,422
Kraft Foods, Inc.
  4.625%, 11/01/06                                        300           316,349
Liberty Media Corp.
  3.50%, 9/25/06                                          200           202,366
  7.875%, 7/15/09                                         100           116,864
  8.50%, 7/15/29                                          100           123,144
Limited Brands
  6.95%, 3/01/33                                          300           337,370
Lockheed Martin Corp.
  8.20%, 12/01/09                                         300           369,913
Media General, Inc. Cl.A
  6.95%, 9/01/06                                          300           321,750
Motorola, Inc.
  6.75%, 2/01/06                                          275           296,976
National Rural Utilities Cooperative Finance Corp.
  6.00%, 5/15/06                                          100           108,203
News America Holdings
  8.875%, 4/26/23                                         100           130,714
  9.25%, 2/01/13                                          145           189,615
Norfolk Southern Corp.
  8.625%, 5/15/10                                         400           490,493


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 43

                            Balanced Wealth Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
Packaging Corp. of America
  4.375%, 8/01/08                                      $  200     $     203,607
  5.75%, 8/01/13                                          200           208,775
Placer Dome, Inc.
  6.45%, 10/15/35(b)                                      100           107,589
Pulte Homes, Inc.
  5.25%, 1/15/14                                          500           499,220
Raytheon Co.
  8.30%, 3/01/10                                          200           243,322
Safeway, Inc.
  5.80%, 8/15/12                                          500           531,018
Schering-Plough Corp.
  6.50%, 12/01/33                                         300           324,795
The Kroger Co.
  7.50%, 4/01/31                                          270           322,421
The Procter & Gamble Co.
  5.50%, 2/01/34                                          300           301,077
The Walt Disney Co.
  6.75%, 3/30/06                                          300           326,023
Time Warner, Inc.
  6.875%, 5/01/12                                         950         1,078,029
  7.70%, 5/01/32                                          100           118,096
Tyson Foods, Inc. Cl.A
  7.25%, 10/01/06                                         200           216,537
UnitedHealth Group, Inc.
  3.75%, 2/10/09                                          700           707,699
Valero Energy Corp.
  7.375%, 3/15/06                                         300           329,801
Waste Management, Inc.
  7.375%, 8/01/10                                         400           468,857
Weyerhaeuser Co.
  6.75%, 3/15/12                                          400           449,623
Wyeth
  6.50%, 2/01/34                                          300           319,131
XTO Energy, Inc.
  4.90%, 2/01/14                                          500           495,625
Yum! Brands, Inc.
  8.50%, 4/15/06                                           75            84,000
                                                                  -------------
                                                                     18,853,731
                                                                  -------------
Oil-1.8%
Amerada Hess Corp.
  6.65%, 8/15/11                                          500           553,854
  7.30%, 8/15/31                                          300           326,651
Devon Financing Corp.
  6.875%, 9/30/11                                         950         1,092,678
Pemex Project Funding Master Trust
  7.375%, 12/15/14                                        200           219,800
Tosco Corp.
  8.125%, 2/15/30                                         300           394,200


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44 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                            Balanced Wealth Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
Union Oil Co. of California
  5.05%, 10/01/12                                      $  250     $     258,978
Valero Energy Corp.
  6.875%, 4/15/12                                         550           627,409
                                                                  -------------
                                                                      3,473,570
                                                                  -------------
Real Estate Corporate Debt (Non-REIT)-0.1%
EOP Operating LP
  7.25%, 6/15/28                                          100           112,058
                                                                  -------------
Real Estate Investment Trusts-0.6%
Avalonbay Communities, Inc.
  7.50%, 12/15/10                                         300           354,580
EOP Operating LP
  7.00%, 7/15/11                                          200           230,476
Vornado Realty Trust
  5.625%, 6/15/07                                         500           541,322
                                                                  -------------
                                                                      1,126,378
                                                                  -------------
Telecommunications-2.3%
AT&T Wireless Services, Inc.
  8.75%, 3/01/31                                          700           899,636
Cingular Wireless LLC
  6.50%, 12/15/11                                         350           386,329
Clear Channel Communications, Inc.
  7.65%, 9/15/10                                          200           237,957
SBC Communications, Inc.
  6.25%, 3/15/11                                          350           387,149
Sprint Capital Corp.
  6.00%, 1/15/07                                          550           594,253
  7.625%, 1/30/11                                         200           231,045
  8.375%, 3/15/12                                         100           120,092
  8.75%, 3/15/32                                          200           248,960
Telus Corp.
  7.50%, 6/01/07                                          500           565,639
Verizon Global Funding Corp.
  7.25%, 12/01/10                                         800           935,958
                                                                  -------------
                                                                      4,607,018
                                                                  -------------
Utilities-2.5%
Carolina Power & Light Co.
  6.50%, 7/15/12                                          925         1,043,327
  6.65%, 4/01/08                                          100           111,548
CenterPoint Energy, Inc.
  5.875%, 6/01/08                                         100           103,227
  6.85%, 6/01/15                                          150           156,261
Cincinnati Gas & Electric Co.
  5.40%, 6/15/33                                          125           118,131
Consumers Energy Co.
  5.375%, 4/15/13                                         300           307,388
FirstEnergy Corp.
  6.45%, 11/15/11                                         300           326,213


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 45

                            Balanced Wealth Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
Ohio Power Co.
  5.50%, 2/15/13                                       $  400     $     422,691
Public Service Co. of Colorado
  7.875%, 10/01/12                                      1,375         1,703,617
Southern California Edison Co.
  6.00%, 1/15/34                                          500           513,642
                                                                  -------------
                                                                      4,806,045
                                                                  -------------
Total Corporate Debt Obligations
  (cost $57,719,801)                                                 58,777,266
                                                                  -------------
U.S. Government & Government Sponsored
Agency Obligations-0.1%
Federal Home Loan Mortgage Corp.
  5.125%, 11/07/13
  (cost $198,736)                                         200           202,720
                                                                  -------------
Total United States Investments
  (cost $57,918,537)                                                 58,979,986
                                                                  -------------
Foreign Investments-3.6%
Corporate Debt Obligations-3.6%
Canada-0.4%
Abitibi-Consolidated, Inc.
  6.95%, 12/15/06                                         300           316,022
Anderson Exploration, Ltd.
  6.75%, 3/15/11                                          100           112,485
Domtar, Inc.
  5.375%, 12/01/13                                        200           202,114
Suncor Energy, Inc.
  5.95%, 12/01/34                                         200           207,907
                                                                  -------------
                                                                        838,528
                                                                  -------------
France-0.1%
France Telecom, SA
  9.00%, 3/01/11                                          200           241,639
                                                                  -------------
Italy-0.3%
Telecom Italia Capital
  5.25%, 11/15/13(b)                                      650           660,121
                                                                  -------------
Japan-0.4%
Mizuho Financial Group
  5.79%, 4/15/14(b)                                       700           699,664
                                                                  -------------
Luxembourg-0.2%
Tyco International Group, SA
  6.125%, 1/15/09                                         200           216,273
  7.00%, 6/15/28                                          200           212,993
                                                                  -------------
                                                                        429,266
                                                                  -------------
Mexico-0.2%
Telefonos de Mexico SA de CV
  4.50%, 11/19/08(b)                                      300           305,332
                                                                  -------------


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46 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                            Balanced Wealth Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
Netherlands-0.4%
Deutsche Telekom International Finance BV
  7.75%, 6/15/05                                       $  400     $     432,177
Koninklijke (Royal) KPN NV
  8.00%, 10/01/10                                         200           240,384
                                                                  -------------
                                                                        672,561
                                                                  -------------
Norway-0.1%
Norske Skogindustrier ASA
  6.125%, 10/15/15(b)                                     200           209,665
                                                                  -------------
United Kingdom-1.5%
Abbey National PLC
  6.70%, 6/15/08                                          400           450,165
Barclays Bank PLC
  8.55%, 6/15/04(b)                                       500           627,997
British Telecommunications PLC
  8.375%, 12/15/10                                        575           704,439
HBOS PLC
  6.00%, 11/01/33(b)                                      200           206,016
HBOS Treasury Services PLC
  1.22%, 1/12/07(b)                                       500           500,634
Vodafone Group PLC
  7.625%, 2/15/05                                         400           423,440
                                                                  -------------
                                                                      2,912,691
                                                                  -------------
Total Foreign Investments
  (cost $6,891,882)                                                   6,969,467
                                                                  -------------
Total Debt Obligations
  (cost $64,810,419)                                                 65,949,453
                                                                  -------------
SHORT-TERM INVESTMENTS-4.6%
Commercial Paper-1.1%
Prudential Funding Corp.
  1.03%, 3/01/04                                        2,200         2,200,000
                                                                  -------------
Time Deposit-3.5%
State Street Euro Dollar
  0.50%, 3/01/04                                        6,781         6,781,000
                                                                  -------------
Total Short-Term Investments
  (cost $8,981,000)                                                   8,981,000
                                                                  -------------
Total Investments-99.4%
  (cost $186,375,716)                                               194,483,019
Other assets less liabilities-0.6%                                    1,084,432
                                                                  -------------
Net Assets-100%                                                   $ 195,567,451
                                                                  =============


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 47

                            Balanced Wealth Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

FINANCIAL FUTURES CONTRACTS PURCHASED (see Note D)

                                                        Value at
                 Number of    Expiration   Original   February 29,  Unrealized
     Type        Contracts      Month        Value        2004     Appreciation
-------------------------------------------------------------------------------
British Pound
  FTSE 100 Index     1       March 2004     $ 82,133    $ 83,248     $ 1,115
EURO Stoxx 50       14       March 2004      495,843     504,602       8,759
Japanese Yen
  Topix Index        2       March 2004      188,905     198,563       9,658

                                                                     -------
                                                                     $19,532
                                                                     -------

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2004, the aggregate market value of these securities amounted to $8,020,555 or 4.1% of net assets.

Glossary of Terms:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
Pfd. - Preferred stock

See notes to financial statements.


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48 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                        Wealth Preservation Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

WEALTH PRESERVATION STRATEGY
PORTFOLIO OF INVESTMENTS
February 29, 2004 (unaudited)


                                                    Principal
                                                       Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
DEBT OBLIGATIONS-57.2%

United States Investments-54.0%
Corporate Debt Obligations-32.0%
Automotive-2.1%
Ford Motor Co.
  7.45%, 7/16/31                                       $  100     $     100,746
Ford Motor Credit Co.
  2.995%, 10/24/04                                         20            20,148
  5.625%, 10/01/08                                        140           144,201
  7.375%, 10/28/09                                        650           715,896
  7.50%, 3/15/05                                           20            21,047
General Motors Acceptance Corp.
  6.75%, 1/15/06                                          485           519,851
General Motors Corp.
  7.20%, 1/15/11                                          200           218,676
  8.375%, 7/15/33                                         200           227,307
                                                                  -------------
                                                                      1,967,872
                                                                  -------------
Banks-3.7%
ABN Amro
  6.523%, 11/08/12(a)                                     100           111,555
Bank of America Corp.
  4.75%, 10/15/06                                         700           742,869
  7.80%, 2/15/10                                          100           120,607
Bankers Trust Corp.
  7.50%, 11/15/15                                         100           120,680
BB&T Corp.
  5.20%, 12/23/15                                         200           204,880
Capital One Bank
  8.25%, 6/15/05                                          200           215,769
Citigroup, Inc.
  6.00%, 10/31/33                                         300           309,935
  6.75%, 12/01/05                                         100           108,430
  7.25%, 10/01/10                                         300           354,313
MBNA America Bank
  6.50%, 6/20/06                                          100           109,078
MBNA Corp.
  5.625%, 11/30/07                                         75            80,897
Mercantile Bankshares Corp.
  4.625%, 4/15/13                                         100            99,653
Rabobank Capital Fund II pfd.
  5.26%, 12/31/13(a)                                      100           102,671
Union Planters Corp.
  4.375%, 12/01/10                                        100           100,665
US Bank NA
  2.85%, 11/15/06                                          65            66,002
Wachovia Corp.
  3.50%, 8/15/08                                          445           449,661


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 49

                        Wealth Preservation Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
Washington Mutual, Inc.
  7.50%, 8/15/06                                       $  150     $     168,277
Wells Fargo & Co.
  3.50%, 4/04/08                                          100           101,864
                                                                  -------------
                                                                      3,567,806
                                                                  -------------
Finance-9.7%
American General Corp.
  7.50%, 7/15/25                                          100           123,457
American General Finance Corp.
  2.75%, 6/15/08                                          100            97,744
Assurant, Inc.
  5.625%, 2/15/14(a)                                      200           205,162
CA Preferred Funding Trust
  7.00%, 1/30/49                                          200           207,792
Capital One Financial Corp.
  8.75%, 2/01/07                                          120           136,665
CIT Group, Inc.
  7.375%, 4/02/07                                         580           658,029
Countrywide Home Loans, Inc.
  1.65%, 6/02/06                                           40            40,311
  3.25%, 5/21/08                                          100            99,759
  5.50%, 8/01/06                                          100           107,328
Credit Suisse First Boston, Inc.
  1.45%, 3/19/04                                           35            35,166
  4.625%, 1/15/08                                         100           105,532
  5.125%, 1/15/14                                         100           101,996
  5.875%, 8/01/06                                         100           108,347
EOP Operating LP
  7.50%, 4/19/29                                          100           115,378
Ford Motor Credit Co.
  6.25%, 12/08/05                                         100           105,464
General Electric Capital Corp.
  1.33%, 5/04/06                                           45            45,193
  3.50%, 5/01/08                                          800           811,962
  5.00%, 6/15/07                                          200           214,467
Goldman Sachs Capital Trust I
  6.345%, 2/15/34                                         400           406,232
Household Finance Corp.
  3.375%, 2/21/06                                          30            30,741
  5.75%, 1/30/07                                        1,055         1,147,135
ING Capital Funding Trust III pfd.
  8.44%, 12/31/10                                         250           309,799
J.P. Morgan Chase & Co.
  5.25%, 5/30/07                                          100           108,015
John Deere Capital Corp.
  1.42%, 5/20/04                                           40            40,099
JPM Capital Trust I
  7.54%, 1/15/27                                          100           112,593


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50 o ALLIANCEBERNSTEIN WEALTH STRATEGIES
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                        Wealth Preservation Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.
  4.00%, 1/22/08                                       $  750     $     775,075
  6.625%, 4/01/04                                          60            60,262
Mangrove Bay Pass-Through Trust pfd.
  6.102%, 7/15/33(a)                                      250           256,692
Markel Corp.
  6.80%, 2/15/13                                          100           108,691
MBNA America Bank
  6.625%, 6/15/12                                         100           113,698
Merrill Lynch & Co., Inc.
  3.375%, 9/14/07                                         170           172,079
  6.15%, 1/26/06                                          200           216,229
SAFECO Corp.
  4.875%, 2/01/10                                         100           105,567
  6.875%, 7/15/07                                         100           112,433
SLM Corp.
  1.35%, 3/15/04                                           40            40,109
  5.625%, 4/10/07                                         200           217,778
The Bear Stearns Cos., Inc.
  2.875%, 7/02/08                                         400           392,970
The Commerce Group, Inc.
  5.95%, 12/09/13                                         150           156,589
The Goldman Sachs Group, Inc.
  2.85%, 10/27/06                                          65            65,886
  4.125%, 1/15/08                                         200           207,500
The MONY Group, Inc.
  7.45%, 12/15/05                                          55            59,541
Unicredito Italiano Capital Trust II pfd.
  9.20%, 10/05/10(a)                                      250           316,551
Verizon Global Funding Corp.
  6.75%, 12/01/05                                         100           108,328
Washington Mutual, Inc.
  2.40%, 11/03/05                                          50            50,436
  4.00%, 1/15/09                                          320           325,122
                                                                  -------------
                                                                      9,335,902
                                                                  -------------
Finance Subsidiary-0.3%
National Rural Utilities Cooperative Finance Corp.
  5.75%, 8/28/09                                          100           110,223
RBS Capital Trust I
  4.709%, 7/01/13                                         200           196,070
                                                                  -------------
                                                                        306,293
                                                                  -------------
Industrial-9.8%
Abbott Laboratories
  5.625%, 7/01/06                                         100           107,976
Anthem, Inc.
  6.80%, 8/01/12                                          100           115,214
Boeing Co.
  7.25%, 6/15/25                                          100           117,243
  8.75%, 8/15/21                                           50            67,021


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ALLIANCEBERNSTEIN WEALTH STRATEGIES o 51

                        Wealth Preservation Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
Bombardier Capital, Inc.
  6.125%, 6/29/06(a)                                   $  200     $     213,771
CBS Corp.
  7.875%, 9/01/23                                         150           184,548
Coca-Cola Enterprises, Inc.
  5.25%, 5/15/07                                          200           216,256
Comcast Cable Communications, Inc.
  6.20%, 11/15/08                                         615           680,200
  6.375%, 1/30/06                                         100           107,713
  6.75%, 1/30/11                                          100           113,520
  8.375%, 5/01/07                                          30            34,851
Coors Brewing Co.
  6.375%, 5/15/12                                         100           111,894
CRH America, Inc.
  5.30%, 10/15/13                                         100           103,458
CSX Corp.
  7.45%, 5/01/07                                          200           228,090
Federated Department Stores, Inc.
  7.00%, 2/15/28                                          100           112,824
Ford Motor Co.
  7.50%, 8/01/26                                          100           101,792
Fred Meyer, Inc.
  7.45%, 3/01/08                                          100           115,028
General Mills, Inc.
  5.125%, 2/15/07                                         150           160,347
Harley-Davidson, Inc.
  3.625%, 12/15/08(a)                                     100           101,046
HCA, Inc.
  6.30%, 10/01/12                                         100           106,214
  7.50%, 12/15/23                                         100           108,280
International Paper Co.
  6.75%, 9/01/11                                          300           338,872
John Deere Capital Corp.
  7.00%, 3/15/12                                          100           117,456
Kellogg Co.
  6.60%, 4/01/11                                          200           229,615
Kohl's Corp.
  6.30%, 3/01/11                                          100           112,754
Kraft Foods, Inc.
  4.00%, 10/01/08                                         345           352,157
  4.625%, 11/01/06                                        200           210,899
Liberty Media Corp.
  3.50%, 9/25/06                                          175           177,070
  7.875%, 7/15/09                                         200           233,728
Limited Brands
  6.95%, 3/01/33                                          100           112,457
Lockheed Martin Corp.
  8.20%, 12/01/09                                         100           123,304
National Rural Utilities Cooperative Finance Corp.
  6.00%, 5/15/06                                          100           108,203


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52 o ALLIANCEBERNSTEIN WEALTH STRATEGIES
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                        Wealth Preservation Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
Norfolk Southern Corp.
  8.625%, 5/15/10                                      $  100     $     122,623
Packaging Corp. of America
  5.75%, 8/01/13                                          100           104,388
Pulte Homes, Inc.
  5.25%, 1/15/14                                          200           199,688
Raytheon Co.
  8.30%, 3/01/10                                          100           121,661
Safeway, Inc.
  4.125%, 11/01/08                                        430           435,618
  6.15%, 3/01/06                                          150           161,043
Schering-Plough Corp.
  6.50%, 12/01/33                                         100           108,265
The Kroger Co.
  7.50%, 4/01/31                                          100           119,415
The Procter & Gamble Co.
  5.50%, 2/01/34                                          200           200,718
Time Warner Entertainment Co. LP
  8.375%, 3/15/23                                         200           250,920
Time Warner, Inc.
  6.125%, 4/15/06                                         200           215,568
  6.15%, 5/01/07                                          390           427,942
UnitedHealth Group, Inc.
  3.75%, 2/10/09                                          555           561,104
Waste Management, Inc.
  7.375%, 8/01/10                                         200           234,428
Weyerhaeuser Co.
  6.00%, 8/01/06                                          100           108,008
  6.125%, 3/15/07                                         510           557,449
Wyeth
  6.50%, 2/01/34                                          100           106,377
                                                                  -------------
                                                                      9,359,016
                                                                  -------------
Oil-1.7%
Amerada Hess Corp.
  6.65%, 8/15/11                                          250           276,927
  7.30%, 8/15/31                                          100           108,884
  7.375%, 10/01/09                                        125           143,348
ConocoPhillips
  3.625%, 10/15/07                                        100           102,573
Devon Financing Corp.
  6.875%, 9/30/11                                         400           460,075
Pemex Project Funding Master Trust
  7.375%, 12/15/14                                        150           164,850
Union Oil Co. of California
  5.05%, 10/01/12                                         100           103,591
Valero Energy Corp.
  6.875%, 4/15/12                                         250           285,186
                                                                  -------------
                                                                      1,645,434
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 53

                        Wealth Preservation Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
Real Estate Investment Trusts-0.4%
Avalonbay Communities, Inc.
  7.50%, 12/15/10                                      $  100     $     118,193
EOP Operating LP
  7.00%, 7/15/11                                          100           115,238
Vornado Realty Trust
  5.625%, 6/15/07                                         175           189,463
                                                                  -------------
                                                                        422,894
                                                                  -------------
Telecommunications-2.5%
AT&T Wireless Services, Inc.
  8.75%, 3/01/31                                          200           257,039
Cingular Wireless LLC
  6.50%, 12/15/11                                         150           165,570
Clear Channel Communications, Inc.
  6.00%, 11/01/06                                         150           162,477
Cox Communications, Inc.
  6.40%, 8/01/08                                          100           110,956
News America, Inc.
  7.125%, 4/08/28                                         200           225,279
SBC Communications, Inc.
  6.25%, 3/15/11                                          250           276,535
Sprint Capital Corp.
  6.00%, 1/15/07                                          695           750,920
  7.625%, 1/30/11                                         100           115,522
Verizon Global Funding Corp.
  7.25%, 12/01/10                                         300           350,984
                                                                  -------------
                                                                      2,415,282
                                                                  -------------
Utilities-1.8%
Carolina Power & Light Co.
  6.50%, 7/15/12                                          225           253,782
  6.65%, 4/01/08                                          100           111,548
CenterPoint Energy, Inc.
  5.875%, 6/01/08                                         100           103,227
Consumers Energy Co.
  5.375%, 4/15/13                                         100           102,463
FirstEnergy Corp.
  5.50%, 11/15/06                                         175           185,831
Ohio Power Co.
  5.50%, 2/15/13                                          100           105,673
Public Service Co. of Colorado
  7.875%, 10/01/12                                        500           619,497
Southern California Edison Co.
  6.00%, 1/15/34                                          200           205,457
                                                                  -------------
                                                                      1,687,478
                                                                  -------------
Total Corporate Debt Obligations
  (cost $30,234,634)                                                 30,707,977
                                                                  -------------


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54 o ALLIANCEBERNSTEIN WEALTH STRATEGIES
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                        Wealth Preservation Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
U.S. Government & Government Sponsored
  Agency Obligations-20.3%
Federal Home Loan Mortgage Corp.
  2.75%, 10/06/06                                     $    55     $      55,275
  2.875%, 11/03/06                                        100           100,630
  5.125%, 11/07/13                                        100           101,360
Federal National Mortgage Association
  2.125%, 4/15/06                                       1,000         1,005,318
  5.50%, TBA                                              700           716,188
  6.00%, TBA                                            1,100         1,149,125
  6.50%, TBA                                              700           736,312
U.S. Treasury Bond
  3.625%, 4/15/28                                         336           436,774
U.S. Treasury Notes
  1.125%, 6/30/05                                         895           893,567
  1.25%, 5/31/05                                          470           470,202
  1.27%, 4/30/05                                        1,400         1,407,111
  1.56%, 11/30/05                                         575           578,819
  1.875%, 12/31/05                                        880           885,294
  2.00%, 11/30/04                                         500           503,535
  2.05%, 11/15/06                                         975           991,225
  2.125%, 8/31/04                                       1,150         1,156,604
  3.00%, 7/15/12                                        1,486         1,677,024
  3.375%, 1/15/07                                         774           851,703
  3.375%, 1/15/12                                         208           240,225
  3.50%, 1/15/11                                          964         1,118,290
  3.625%, 1/15/08                                         953         1,075,202
  3.875%, 1/15/09                                       1,646         1,905,318
  4.25%, 1/15/10                                        1,145         1,368,488
                                                                  -------------
Total U.S. Government &Government Sponsored
  Agency Obligations (cost $19,156,248)                              19,423,589
                                                                  -------------
Asset Backed Securities-1.7%
Ameriquest Mortgage Securities, Inc.
  Series 2003-11A Class AF2
  3.177%, 6/25/05                                         200           202,865
  3.18%, 1/25/34                                          125           125,820
Citicorp Mortgage Securities, Inc.
  Series 2002-8 Class 2A
  6.00%, 7/25/32                                          259           260,315
Countrywide Asset-Backed Certificates
  Series 2003A-S2 Class A2
  3.438%, 12/25/18                                        150           151,149
Merrill Lynch Mortgage Investors, Inc.
  Series 2004-WMC1 Class A2
  1.39%, 3/25/04                                          395           394,637
Renaissance Home Equity Loan Trust
  Series 2003-4 Class A2
  1.29%, 3/25/05                                          296           296,494
Structured Asset Securities Corp.
  Series 2003-S2 Class A1
  1.34%, 3/25/04                                          268           268,332
                                                                  -------------


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                        Wealth Preservation Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
Total Asset Backed Securities
  (cost $1,698,321)                                               $   1,699,612
                                                                  -------------
Total United States Investments
  (cost $51,089,203)                                                 51,831,178
                                                                  -------------
Foreign Investments-3.2%
Corporate Debt Obligations-3.2%
Canada-0.5%
Alcan, Inc.
  5.20%, 1/15/14                                        $ 200           208,194
Domtar, Inc.
  5.375%, 12/01/13                                        100           101,057
Suncor Energy, Inc.
  5.95%, 12/01/34                                         100           103,953
                                                                  -------------
                                                                        413,204
                                                                  -------------
Italy-0.6%
Telecom Italia Capital
  4.00%, 11/15/08(a)                                      345           349,130
  5.25%, 11/15/13(a)                                      250           253,893
                                                                  -------------
                                                                        603,023
                                                                  -------------
Japan-0.3%
Mizuho Financial Group
  5.79%, 4/15/14(a)                                       300           299,856
                                                                  -------------
Luxembourg-0.2%
Tyco International Group, SA
  6.375%, 2/15/06                                         200           213,172
                                                                  -------------
Mexico-0.2%
Telefonos de Mexico SA de CV
  4.50%, 11/19/08(a)                                      200           203,554
                                                                  -------------
Netherlands-0.2%
Deutsche Telekom International Finance BV
  7.75%, 6/15/05                                          200           216,088
                                                                  -------------
Norway-0.1%
Norske Skogindustrier ASA
  6.125%, 10/15/15(a)                                     100           104,833
                                                                  -------------
United Kingdom-1.1%
Abbey National PLC
  6.70%, 6/15/08                                          200           225,083
Barclays Bank PLC
  8.55%, 6/15/04(a)                                       100           125,599
British Telecommunications PLC
  8.375%, 12/15/10                                        225           275,650


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56 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                        Wealth Preservation Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Shares or
                                                    Principal
                                                       Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
HBOS Treasury Services PLC
  1.22%, 1/12/07(a)                                    $  200     $     200,254
Vodafone Group PLC
  7.875%, 2/15/30(a)                                      100           125,815
                                                                  -------------
                                                                        952,401
                                                                  -------------
Total Foreign Investments
  (cost $2,970,810)                                                   3,006,131
                                                                  -------------
Total Debt Obligations
  (cost $54,060,013)                                                 54,837,309
                                                                  -------------
COMMON & PREFERRED STOCKS-30.0%
United States Investments-21.0%
Finance-4.6%
Banking-1.9%
Bank of America Corp.                                   2,450           200,704
Citigroup, Inc.                                        11,750           590,555
Fannie Mae                                              3,365           252,038
FleetBoston Financial Corp.                             1,500            67,545
J.P. Morgan Chase & Co.                                 3,900           159,978
National City Corp.                                     7,250           258,825
SunTrust Banks, Inc.                                    1,500           108,465
Wachovia Corp.                                          4,100           196,677
Washington Mutual, Inc.                                   425            19,100
                                                                  -------------
                                                                      1,853,887
                                                                  -------------
Financial Services-1.0%
Lehman Brothers Holdings, Inc.                          3,000           260,130
MBNA Corp.                                              9,860           269,474
Merrill Lynch & Co., Inc.                               2,750           168,327
Morgan Stanley                                          2,130           127,289
The Goldman Sachs Group, Inc.                           1,640           173,627
                                                                  -------------
                                                                        998,847
                                                                  -------------
Insurance-1.7%
American International Group, Inc.                      4,350           321,900
Jefferson-Pilot Corp.                                   2,375           126,920
John Hancock Financial Services, Inc.                   1,375            57,943
MetLife, Inc.                                           3,750           131,812
The Allstate Corp.                                      1,450            66,164
The Chubb Corp.                                         2,500           177,450
The Hartford Financial Services Group, Inc.             2,150           140,825
The Progressive Corp.                                   2,090           172,759
Torchmark Corp.                                           900            46,908
Travelers Property Casualty Corp. Cl.A                  4,150            75,364
UnitedHealth Group, Inc.                                4,270           264,740
XL Capital, Ltd. Cl.A                                     100             7,666
                                                                  -------------
                                                                      1,590,451
                                                                  -------------
                                                                      4,443,185
                                                                  -------------


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ALLIANCEBERNSTEIN WEALTH STRATEGIES o 57

                        Wealth Preservation Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Construction & Housing-4.4%
Building Materials-0.1%
Masco Corp.                                             4,300     $     120,572
                                                                  -------------
Real Estate-4.3%
Alexandria Real Estate Equities, Inc.                   2,000           122,760
AMB Property Corp.                                      3,700           131,054
Archstone-Smith Trust                                   4,600           128,800
Boston Properties, Inc.                                 2,700           138,321
Camden Property Trust                                   2,500           109,250
Corporate Office Properties Trust                       4,800           110,592
Cousins Properties, Inc.                                2,800            85,960
Developers Diversified Realty Corp.                     5,300           194,881
Duke Realty Corp.                                       4,700           152,280
EastGroup Properties, Inc.                              2,200            74,250
Equity Office Properties Trust                          5,400           154,116
Equity Residential                                      6,400           190,400
Essex Property Trust, Inc.                                900            56,673
First Potomac Realty Trust                                900            18,486
General Growth Properties, Inc.                         8,400           262,584
Glenborough Realty Trust, Inc.                          2,000            42,000
Government Properties Trust, Inc.(b)                      800            11,120
Hersha Hospitality Trust                                1,800            20,520
iStar Financial, Inc.                                   2,900           121,365
Kimco Realty Corp.                                      1,900            89,205
Mack-Cali Realty Corp.                                  2,600           110,656
Pan Pacific Retail Properties, Inc.                     2,000            99,000
Prentiss Properties Trust                               2,700            94,095
ProLogis                                                8,400           278,292
Regency Centers Corp.                                   3,200           134,240
Shurgard Storage Center, Inc. Cl.A                      2,600            96,850
Simon Property Group, Inc.                              5,400           294,246
SL Green Realty Corp.                                   2,600           114,400
The Macerich Co.                                        1,500            74,100
The Mills Corp.                                         1,600            79,776
The Rouse Co.                                           3,400           170,000
United Dominion Realty Trust, Inc.                      5,400           101,898
Vornado Realty Trust                                    3,000           170,700
Windrose Medical Properties Trust                       2,300            29,555
                                                                  -------------
                                                                      4,062,425
                                                                  -------------
                                                                      4,182,997
                                                                  -------------
Consumer Cyclical-3.2%
Appliances & Household Durables-0.1%
Whirlpool Corp.                                         1,050            76,587
                                                                  -------------
Broadcasting & Publishing-1.0%
Clear Channel Communications, Inc.                      1,780            76,611
Comcast Corp. Cl.A Special(b)                          10,250           299,505
R.R. Donnelley & Sons Co.                                 700            22,232


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58 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                        Wealth Preservation Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
The E.W. Scripps Co. Cl.A                                 900     $      87,624
Time Warner, Inc.(b)                                    3,200            55,200
Viacom, Inc. Cl.B                                       6,915           265,951
Yahoo!, Inc.(b)                                         4,210           186,924
                                                                  -------------
                                                                        994,047
                                                                  -------------
Business & Public Services-0.2%
The Interpublic Group of Cos., Inc.(b)                  8,100           137,295
                                                                  -------------
Leisure & Tourism-0.4%
Boca Resorts, Inc. Cl.A(b)                              1,300            22,802
Host Marriott Corp.(b)                                 13,400           162,944
Starwood Hotels & Resorts Worldwide, Inc.               6,100           237,961
                                                                  -------------
                                                                        423,707
                                                                  -------------
Merchandising-1.3%
Bed Bath & Beyond, Inc.(b)                              3,100           126,728
eBay, Inc.(b)                                           3,270           225,172
Lowe's Cos., Inc.                                       4,950           277,200
Office Depot, Inc.(b)                                   9,150           159,485
Target Corp.                                            1,430            62,863
The May Department Stores Co.                             175             6,164
Wal-Mart Stores, Inc.                                   5,765           343,363
                                                                  -------------
                                                                      1,200,975
                                                                  -------------
Textiles & Apparel-0.2%
Liz Claiborne, Inc.                                       900            33,210
V. F. Corp.                                             3,925           176,350
                                                                  -------------
                                                                        209,560
                                                                  -------------
                                                                      3,042,171
                                                                  -------------
Technology-3.0%
Data Processing-1.7%
Arrow Electronics, Inc.(b)                              1,800            44,280
Avnet, Inc.(b)                                            800            18,840
Dell, Inc.(b)                                           9,810           320,297
Electronic Arts, Inc.(b)                                4,190           197,600
EMC Corp.(b)                                            4,810            68,879
Hewlett-Packard Co.                                    13,250           300,908
Microsoft Corp.                                        17,375           460,437
Solectron Corp.(b)                                     11,900            76,041
Tech Data Corp.(b)                                      1,975            79,928
VERITAS Software Corp.(b)                               2,740            83,351
                                                                  -------------
                                                                      1,650,561
                                                                  -------------
Electrical & Electronics-0.7%
ADC Telecommunications, Inc.(b)                        18,300            54,900
Broadcom Corp. Cl.A(b)                                  2,050            83,189
Cisco Systems, Inc.(b)                                 12,100           279,510
Corning, Inc.(b)                                        1,200            15,060
Juniper Networks, Inc.(b)                               3,300            85,371
Tellabs, Inc.(b)                                        9,600            93,120
                                                                  -------------
                                                                        611,150
                                                                  -------------


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ALLIANCEBERNSTEIN WEALTH STRATEGIES o 59

                        Wealth Preservation Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Electronic Components & Instruments-0.6%
Applied Materials, Inc.(b)                              5,410     $     114,909
Intel Corp.                                            12,705           371,367
Maxim Integrated Products, Inc.                         2,065           103,064
                                                                  -------------
                                                                        589,340
                                                                  -------------
                                                                      2,851,051
                                                                  -------------
Medical-1.8%
Health & Personal Care-1.8%
Amgen, Inc.(b)                                          4,125           262,061
Avon Products, Inc.                                     1,690           119,314
Boston Scientific Corp.(b)                              1,320            53,922
Bristol-Myers Squibb Co.                                3,300            91,806
Forest Laboratories, Inc.(b)                            1,150            86,802
Gilead Sciences, Inc.(b)                                  920            49,873
Guidant Corp.                                             300            20,442
Johnson & Johnson                                         400            21,564
Medtronic, Inc.                                         3,525           165,323
Merck & Co., Inc.                                         725            34,858
Pfizer, Inc.                                           15,390           564,043
St. Jude Medical, Inc.(b)                               1,300            94,445
Wyeth                                                   2,225            87,888
Zimmer Holdings, Inc.(b)                                  870            65,807
                                                                  -------------
                                                                      1,718,148
                                                                  -------------
Capital Equipment-1.2%
Automobiles-0.2%
BorgWarner, Inc.                                          700            63,140
Cooper Tire & Rubber Co.                                1,400            27,930
Lear Corp.                                                900            55,467
                                                                  -------------
                                                                        146,537
                                                                  -------------
Industrial Components-0.0%
Eaton Corp.                                               800            46,832
                                                                  -------------
Multi-Industry-1.0%
Cooper Industries, Ltd. Cl.A                            1,950           103,174
General Electric Co.                                   17,280           561,946
Parker Hannifin Corp.                                   2,475           139,021
Textron, Inc.                                           2,950           163,253
                                                                  -------------
                                                                        967,394
                                                                  -------------
                                                                      1,160,763
                                                                  -------------
Consumer Staples-0.9%
Beverages & Tobacco-0.4%
Altria Group, Inc.                                      2,200           126,610
Anheuser-Busch Cos., Inc.                               1,135            60,405
PepsiCo, Inc.                                           3,700           192,030
                                                                  -------------
                                                                        379,045
                                                                  -------------


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60 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                        Wealth Preservation Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Food & Household Products-0.5%
Safeway, Inc.(b)                                        5,150     $     117,780
SUPERVALU, Inc.                                           650            18,395
The Kroger Co.(b)                                       5,850           112,437
The Procter & Gamble Co.                                1,525           156,328
Walgreen Co.                                            1,595            56,878
                                                                  -------------
                                                                        461,818
                                                                  -------------
                                                                        840,863
                                                                  -------------
Utilities-0.6%
Electric & Gas-0.6%
American Electric Power Co., Inc.                       5,050           174,225
Constellation Energy Group, Inc.                        2,250            89,437
Entergy Corp.                                             700            41,503
FirstEnergy Corp.                                       2,500            96,575
Sempra Energy                                           1,800            57,060
TXU Corp.                                               4,300           120,959
Wisconsin Energy Corp.                                    425            13,736
                                                                  -------------
                                                                        593,495
                                                                  -------------
Energy-0.6%
Energy Sources-0.6%
ChevronTexaco Corp.                                     2,100           185,535
ConocoPhillips                                          3,750           258,262
Occidental Petroleum Corp.                              3,300           146,520
                                                                  -------------
                                                                        590,317
                                                                  -------------
Transportation-0.4%
Transportation- Road & Rail-0.4%
Burlington Northern Santa Fe Corp.                      5,000           160,900
CSX Corp.                                               3,600           113,508
Norfolk Southern Corp.                                  4,300            95,288
                                                                  -------------
                                                                        369,696
                                                                  -------------
Industrial Commodities-0.2%
Chemical-0.0%
The Lubrizol Corp.                                        300             9,378
                                                                  -------------
Forest & Paper-0.2%
Georgia-Pacific Corp.                                   2,750            88,137
MeadWestvaco Corp.                                      3,300            96,690
                                                                  -------------
                                                                        184,827
                                                                  -------------
                                                                        194,205
                                                                  -------------
Telecommunications-0.1%
Telecommunications-0.1%
Sprint Corp.                                            4,450            78,899
Sprint Corp. (PCS Group)(b)                             3,100            27,900
                                                                  -------------
                                                                        106,799
                                                                  -------------
Total United States Investments
  (cost $18,967,233)                                                 20,093,690
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 61

                        Wealth Preservation Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Foreign Investments-9.0%
Australia-1.0%
Bunnings Warehouse Property Trust                      28,674     $      35,397
Centro Properties Group                                29,870            96,794
Deutsche Office Trust                                 124,000           106,196
General Property Trust                                 51,100           117,490
ING Industrial Fund                                    87,825           121,293
Macquarie CountryWide Trust                            58,262            80,914
Mirvac Group                                           35,548           126,439
The News Corp., Ltd.                                    1,900            17,841
Westfield Holdings, Ltd.                                3,800            37,821
Westfield Trust                                        80,400           219,596
                                                                  -------------
                                                                        959,781
                                                                  -------------
Canada-0.6%
Alexis Nihon Real Estate Investment Trust               2,300            24,112
Borealis Retail Real Estate Investment Trust            4,900            46,799
Canadian Real Estate Investment Trust                   4,400            55,156
Cominar Real Estate Investment Trust                    3,400            40,844
H&R Real Estate Investment Trust                        5,400            70,512
InnVest Real Estate Investment Trust                    3,300            29,055
O&Y Real Estate Investment Trust                        4,700            48,922
Residential Equities Real Estate
Investment Trust                                        3,100            36,547
RioCan Real Estate Investment Trust                    13,000           162,670
Summit Real Estate Investment Trust(b)                  5,700            83,191
                                                                  -------------
                                                                        597,808
                                                                  -------------
Finland-0.2%
Nokia Oyj (ADR)                                         6,305           137,260
Nokia Oyj                                               1,139            24,983
Sponda Oyj                                              8,600            71,153
                                                                  -------------
                                                                        233,396
                                                                  -------------
France-1.0%
BNP Paribas, SA                                         1,393            88,128
Essilor International, SA                                 792            45,475
Gecina                                                  1,800           136,048
Klepierre                                               1,100            74,860
L'Oreal, SA                                               717            59,009
LVMH Moet Hennessy Louis Vuitton, SA                    1,354           103,602
Schneider Electric, SA                                    931            61,969
Total, SA                                                 630           115,221
Unibail                                                 2,700           271,256
                                                                  -------------
                                                                        955,568
                                                                  -------------
Germany-0.3%
Altana AG(b)                                              793            48,630
Bayerische Motoren Werke AG(b)                            940            40,207
Porsche AG pfd.                                            63            36,711
SAP AG                                                    616            97,332
Siemens AG                                                817            63,072
                                                                  -------------
                                                                        285,952
                                                                  -------------


_______________________________________________________________________________

62 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                        Wealth Preservation Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Hong Kong-0.4%
Esprit Holdings, Ltd.                                   7,000     $      27,607
Hang Lung Properties, Ltd.                             88,000           127,179
Henderson Land Development Co., Ltd.                   15,000            76,115
Kerry Properties, Ltd.                                 67,000           115,335
Li & Fung, Ltd.                                        14,000            27,337
                                                                  -------------
                                                                        373,573
                                                                  -------------
Ireland-0.1%
Allied Irish Banks PLC                                  1,642            25,127
CRH PLC                                                 3,188            66,635
                                                                  -------------
                                                                         91,762
                                                                  -------------
Israel-0.1%
Teva Pharmaceutical Industries, Ltd. (ADR)              1,000            65,000
                                                                  -------------
Italy-0.1%
Beni Stabili SpA                                       65,400            46,542
UniCredito Italiano SpA                                 6,560            34,605
                                                                  -------------
                                                                         81,147
                                                                  -------------
Japan-1.4%
Canon, Inc.                                             2,000            97,588
Chugai Pharmaceutical Co., Ltd.                           600             8,849
Eisai Co., Ltd.                                           600            16,286
Funai Electric Co., Ltd.                                  200            28,068
Hoya Corp.                                              1,200           112,601
Japan Retail Fund Investment Corp.                         22           138,161
KDDI Corp.                                                  4            20,763
Keyence Corp.                                             300            61,876
Matsushita Electric Industrial Co., Ltd.                2,000            29,166
Mitsubishi Corp.                                        5,000            49,343
Mitsubishi Estate Co., Ltd.                            24,000           279,471
Mitsubishi Tokyo Financial Group, Inc.                      6            46,139
NEC Electronics Corp.(b)                                  200            12,633
Nippon Building Fund, Inc.                                 22           142,793
Nitto Denko Corp.                                       1,500            74,152
ORIX JREIT, Inc.                                           24           122,818
Ricoh Co., Ltd.                                         4,000            80,926
Takeda Chemical Industries, Ltd.                          900            37,076
Tokyo Electron, Ltd.                                      100             6,033
                                                                  -------------
                                                                      1,364,742
                                                                  -------------
Mexico-0.1%
America Movil SA de CV (ADR)                            1,400            49,924
                                                                  -------------
Netherlands-0.5%
ASML Holding NV(b)                                      2,840            52,471
Eurocommercial Properties NV                            2,100            60,353
Rodamco Asia NV                                         4,900            99,675
Rodamco Europe NV                                       3,100           192,805
Wereldhave NV                                             900            74,854
                                                                  -------------
                                                                        480,158
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 63

                        Wealth Preservation Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Singapore-0.2%
Ascendas Real Estate Investment Trust                 151,800     $     108,827
CapitaMall Trust                                      106,000            87,827
                                                                  -------------
                                                                        196,654
                                                                  -------------
South Korea-0.1%
Samsung Electronics Co., Ltd. (GDR)(a)                    218            50,903
                                                                  -------------
Spain-0.0%
Banco Bilbao Vizcaya Argentaria, SA                     3,078            42,507
                                                                  -------------
Sweden-0.0%
Telefonaktiebolaget LM Ericsson Cl.B(b)                 8,339            24,357
                                                                  -------------
Switzerland-0.6%
Alcon, Inc.                                             1,900           119,434
Credit Suisse Group                                     2,499            91,152
Novartis AG                                             1,216            53,715
Roche Holdings AG                                         572            59,160
Swiss Re(b)                                             1,421           102,542
UBS AG                                                  1,396           102,832
                                                                  -------------
                                                                        528,835
                                                                  -------------
Taiwan-0.1%
Hon Hai Precision Industry Co.,Ltd. (GDR)(a)            2,700            26,325
Taiwan Semiconductor Manufacturing Co.,
  Ltd. (ADR)                                           10,320           107,225
                                                                  -------------
                                                                        133,550
                                                                  -------------
United Kingdom-2.2%
AstraZeneca PLC                                         2,115           100,342
British Land Co. PLC                                   19,200           230,225
Brixton PLC                                            10,700            58,880
Capital & Regional PLC                                 22,900           193,916
Carnival PLC                                            2,019            94,098
Derwent Valley Holdings PLC                             5,900            84,457
GUS PLC                                                 1,618            21,988
Hammerson PLC                                           8,400           103,846
Hilton Group PLC                                        9,571            39,367
HSBC Holdings PLC                                       6,273           102,099
Land Securities Group PLC                              12,000           245,841
Pillar Property PLC                                     4,400            46,298
Reckitt Benckiser PLC                                   3,844           100,475
Royal Bank of Scotland Group PLC                        3,587           113,630
Slough Estates PLC                                     20,700           171,439
Smith & Nephew PLC                                      5,901            56,305
Standard Chartered PLC                                  5,002            86,294
Tesco PLC                                              27,056           129,519
Vodafone Group PLC                                     43,491           108,544
                                                                  -------------
                                                                      2,087,563
                                                                  -------------
Total Foreign Investments
  (cost $7,953,851)                                                   8,603,180
                                                                  -------------


_______________________________________________________________________________

64 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                        Wealth Preservation Strategy - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Total Common & Preferred Stocks
  (cost $26,921,084)                                              $  28,696,870
                                                                  -------------

SHORT-TERM INVESTMENTS-15.7%
Repurchase Agreement-9.4%
State Street Bank & Trust Co.
  1.01%, dated 2/27/04, due 3/01/04
  in the amount of $9,054,762
  (cost $9,054,000; collateralized
  by $9,330,000 Federal National
  Mortgage Association, 1.714%,
  due 7/18/18, value $9,236,700)                       $9,054         9,054,000
                                                                  -------------
Time Deposit-6.3%
State Street Euro Dollar
  0.50%, 3/01/04                                        6,015         6,015,000
                                                                  -------------
Total Short-Term Investments
  (cost $15,069,000)                                                 15,069,000
                                                                  -------------
Total Investments-102.9%
  (cost $96,050,097)                                                 98,603,179
Other assets less liabilities-(2.9%)                                 (2,824,635)
                                                                  -------------
Net Assets-100%                                                   $  95,778,544
                                                                  =============


FINANCIAL FUTURES CONTRACTS PURCHASED (see Note D)

                                                       Value at
                Number of    Expiration   Original   February 29,   Unrealized
     Type       Contracts       Month       Value        2004      Appreciation
-------------------------------------------------------------------------------
Australian Dollar
  Index 200          3       March 2004   $  188,085  $  194,546    $  6,461
British Pound
  FTSE 100 Index    10       March 2004      819,776     832,483      12,707
EURO Stoxx 50       41       March 2004    1,395,002   1,477,763      82,761
Japanese Yen
   Topix Index       10       March 2004      931,112     992,814      61,702
                                                                     --------
                                                                    $163,631
                                                                     --------

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2004, the aggregate market value of these securities amounted to $2,921,795 or 3.1% of net assets.

(b)  Non-income producing security.

Glossary of Terms:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
Pfd. - Preferred stock
TBA - (To Be Assigned)- Securities are purchased on a forward commitment with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 65

                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
February 29, 2004 (unaudited)

                                     Wealth         Balanced         Wealth
                                  Appreciation       Wealth       Preservation
                                    Strategy        Strategy        Strategy
                                  ============    ============    ============
ASSETS
Investments in securities,
  at value (cost $124,551,876,
  $186,375,716 and $96,050,097,
  respectively)                   $131,316,621    $194,483,019    $ 98,603,179
Cash                                     5,987             578             253
Foreign cash, at value
  (cost $165,786, $463,944 and
  $261,354, respectively)(a)           165,637         464,125         259,492
Receivable for shares of
  beneficial interest sold           2,604,153       3,717,139         956,242
Receivable for investments sold        286,301         538,975         211,168
Interest and dividends
  receivable                           175,890       1,079,699         601,859
Receivable due from Adviser              8,121              -0-         20,050
Receivable for variation margin
  on futures contracts                   2,636           3,308          19,523
Other assets                            99,100          99,100          99,100
                                  ------------    ------------    ------------
Total assets                       134,664,446     200,385,943     100,770,866
                                  ------------    ------------    ------------

LIABILITIES
Payable for investments
  purchased                          1,721,654       4,360,901       4,856,425
Distribution fee payable                54,198          90,471          30,762
Payable for shares of
  beneficial interest redeemed          11,552         240,232          46,373
Advisory fee payable                        -0-         23,390              -0-
Accrued expenses                       100,641         103,498          58,762
                                  ------------    ------------    ------------
Total liabilities                    1,888,045       4,818,492       4,992,322
                                  ------------    ------------    ------------
Net Assets                        $132,776,401    $195,567,451    $ 95,778,544
                                  ============    ============    ============

COMPOSITION OF NET ASSETS
Shares of beneficial interest,
  at par                          $        119    $        179    $         90
Additional paid-in capital         125,942,355     186,979,233      92,836,878
Undistributed/distributions
  in excess of net investment
  income                              (209,748)         58,785          42,574
Accumulated net realized gain on
  investment and foreign
  currency transactions                269,337         408,260         182,786
Net unrealized appreciation
  of investments and foreign
  currency denominated assets
  and liabilities                    6,774,338       8,120,994       2,716,216
                                  ------------    ------------    ------------
                                  $132,776,401    $195,567,451    $ 95,778,544
                                  ============    ============    ============




_______________________________________________________________________________

66 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------

                                     Wealth         Balanced         Wealth
                                  Appreciation       Wealth       Preservation
                                    Strategy        Strategy        Strategy
                                  ============    ============    ============
CALCULATION OF MAXIMUM
OFFERING PRICE
Class A Shares
Net asset value and redemption
  price per share
  ($43,086,867 / 3,868,837,
  $81,316,966 / 7,449,584 and
  $27,856,793 / 2,615,432
  shares of beneficial interest
  issued and outstanding,
  respectively)                         $11.14          $10.92          $10.65
Sales charge--4.25% of public
  offering price                           .49             .48             .47
                                        ------          ------          ------
Maximum offering price                  $11.63          $11.40          $11.12
                                        ======          ======          ======
Class B Shares
Net asset value and offering
  price per share
  ($34,461,008 / 3,102,210,
  $56,163,850 / 5,159,891 and
  $16,789,545 / 1,579,814
  shares of beneficial interest
  issued and outstanding,
  respectively)                         $11.11          $10.88          $10.63
                                        ======          ======          ======
Class C Shares
Net asset value and offering
  price per share
  ($27,942,611 / 2,515,899,
  $44,581,679 / 4,094,511 and
  $17,210,177 / 1,620,466
  shares of beneficial interest
  issued and outstanding,
  respectively)                         $11.11          $10.89          $10.62
                                        ======          ======          ======
Class R Shares
Net asset value and offering
  price per share
  ($9,860 / 886, $9,927 / 910
  and $9,993 / 938 shares of
  beneficial interest issued
  and outstanding, respectively)        $11.13          $10.91          $10.65
                                        ======          ======          ======
Advisor Class Shares
Net asset value, redemption
  and offering price per share
  ($27,276,055 / 2,448,919,
  $13,495,029 / 1,235,210 and
  $33,912,036 / 3,182,628
  shares of beneficial interest
  issued and outstanding,
  respectively)                         $11.14          $10.93          $10.66
                                        ======          ======          ======


(a) The amounts of U.S. $103,422, $62,380, and $226,305 respectively, have been segregated as collateral for the financial futures contracts outstanding at February 29, 2004.

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 67

                                                        Statement of Operations
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
September 2, 2003(a) to February 29, 2004 (unaudited)

                                     Wealth         Balanced         Wealth
                                  Appreciation       Wealth       Preservation
                                    Strategy        Strategy        Strategy
                                  ============    ============    ============
INVESTMENT INCOME
Interest                          $     15,546    $    701,156    $    437,900
Dividends (net of foreign
  taxes withheld of $17,193,
  $18,004, and $5,086,
  respectively)                        529,354         542,338         174,636
                                  ------------    ------------    ------------
Total income                           544,900       1,243,494         612,536
                                  ------------    ------------    ------------
EXPENSES
Advisory fee                           301,738         346,243         172,096
Distribution fee -- Class A             29,222          58,365          21,535
Distribution fee -- Class B             75,217         124,361          37,893
Distribution fee -- Class C             65,492         110,413          39,949
Distribution fee -- Class R                  2               2               2
Custodian                              184,291         226,246         107,910
Amortization of offering
  expenses                              95,900          95,900          95,900
Transfer agency                         41,099          54,605          28,897
Audit                                   30,801          31,798          31,797
Printing                                12,801          14,924           9,993
Trustees' fees                          11,280          11,190          11,286
Registration                             8,822          17,991           3,999
Legal                                    6,790          10,890           2,289
Miscellaneous                            3,783           4,306           3,396
                                  ------------    ------------    ------------
Total expenses                         867,238       1,107,234         566,942
Less: expenses waived and
  reimbursed by the Adviser
  and the Transfer Agent
  (see Note B)                        (248,498)       (284,849)       (204,782)
Less: expense offset
  Arrangement (see Note B)                  (2)             (2)             (1)
                                  ------------    ------------    ------------
Net expenses                           618,738         822,383         362,159
                                  ------------    ------------    ------------
Net investment income (loss)           (73,838)        421,111         250,377
                                  ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENT AND
FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
  Investment transactions              265,387         276,646         167,036
  Futures contracts                    (11,920)        122,247          18,395
  Foreign currency transactions         15,870           9,367          (2,645)
Net change in unrealized
  appreciation/depreciation of:
  Investments                        6,764,745       8,107,303       2,553,082
  Futures contracts                     17,652          19,532         163,631
  Foreign currency denominated
    assets and liabilities              (8,059)         (5,841)           (497)
                                  ------------    ------------    ------------
Net gain on investment and
  foreign currency
  transactions                       7,043,675       8,529,254       2,899,002
                                  ------------    ------------    ------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                 $  6,969,837    $  8,950,365    $  3,149,379
                                  ============    ============    ============


(a)  Commencement of operations.

See notes to financial statements.


_______________________________________________________________________________

68 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                     Wealth
                                                                  Appreciation
                                                                    Strategy
                                                                  ============
                                                                   September 2,
                                                                   2003(a) to
                                                                   February 29,
                                                                       2004
                                                                   (unaudited)
                                                                  ============
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss                                               $    (73,838)
Net realized gain on investment and foreign currency
  transactions      269,337
Net change in unrealized appreciation/depreciation of
  investments and foreign currency denominated assets
  and liabilities                                                    6,774,338
                                                                  ------------
Net increase in net assets from operations                           6,969,837

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                                              (58,455)
  Class B                                                              (28,054)
  Class C                                                              (24,425)
  Advisor Class                                                        (24,976)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net increase                                                       110,142,474
                                                                  ------------
Total increase                                                     116,976,401

NET ASSETS
Beginning of period                                                 15,800,000
                                                                  ------------
End of period (including distributions in excess of
  net investment income of $209,748)                              $132,776,401
                                                                  ============


(a)  Commencement of operations.

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 69

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

                                                                    Balanced
                                                                     Wealth
                                                                    Strategy
                                                                  ============
                                                                   September 2,
                                                                   2003(a) to
                                                                   February 29,
                                                                      2004
                                                                   (unaudited)
                                                                  ============
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                                             $    421,111
Net realized gain on investment and foreign currency
  transactions                                                         408,260
Net change in unrealized appreciation/depreciation of
  investments and foreign currency denominated assets
  and liabilities                                                    8,120,994
                                                                  ------------
Net increase in net assets from operations                           8,950,365

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                                             (179,682)
  Class B                                                              (87,034)
  Class C                                                              (77,909)
  Advisor Class                                                        (17,701)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net increase                                                       182,479,412
                                                                  ------------
Total increase                                                     191,067,451

NET ASSETS
Beginning of period                                                  4,500,000
                                                                  ------------
End of period (including undistributed net investment
  income of $58,785)                                              $195,567,451
                                                                  ============


(a)  Commencement of operations.

See notes to financial statements.


_______________________________________________________________________________

70 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

                                                                     Wealth
                                                                  Preservation
                                                                    Strategy
                                                                  ============
                                                                   September 2,
                                                                   2003(a) to
                                                                   February 29,
                                                                      2004
                                                                   (unaudited)
                                                                  ============
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                                             $    250,377
Net realized gain on investment and foreign currency
  transactions                                                         182,786
Net change in unrealized appreciation/depreciation of
  investments and foreign currency denominated assets
  and liabilities                                                    2,716,216
                                                                  ------------
Net increase in net assets from operations                           3,149,379

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                                              (67,559)
  Class B                                                              (23,583)
  Class C                                                              (25,901)
  Advisor Class                                                        (90,760)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net increase                                                        87,336,968
                                                                  ------------
Total increase                                                      90,278,544

NET ASSETS
Beginning of period                                                  5,500,000
                                                                  ------------
End of period (including undistributed net investment
  income of $42,574)                                              $ 95,778,544
                                                                  ============


(a)  Commencement of operations.

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 71

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
February 29, 2004 (unaudited)

NOTE A

Significant Accounting Policies

The AllianceBernstein Portfolios (the "Trust") are registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of seven series: the AllianceBernstein Growth Fund, the Wealth Appreciation Strategy, the Balanced Wealth Strategy, the Wealth Preservation Strategy, the Tax-Managed Wealth Appreciation Strategy, the Tax-Managed Balanced Wealth Strategy (formerly Alliance Growth Investors Fund) and the Tax-Managed Wealth Preservation Strategy (formerly Alliance Conservative Investors Fund). Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the Wealth Appreciation Strategy, the Balanced Wealth Strategy and the Wealth Preservation Strategy (the "Strategies"). The Strategies commenced operations on September 2, 2003. The Strategies offer Class A, Class B, Class C, Class R and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares held for a period ending eight years after the end of the calendar month of purchase will convert to Class A shares. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R shares are sold without an initial or contingent deferred sales charge and are offered to certain group retirement plans. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All five classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Strategies' Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Strategies.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Trustees of the Strategies (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Trustees has delegated to Alliance Capital Management, L.P. (the "Adviser"), subject to the


_______________________________________________________________________________

72 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 73

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Strategies' books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is each Strategy's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Offering Expenses

Offering expenses of $195,000 per Strategy have been deferred and are being amortized on a straight line basis over a one year period.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Strategies amortize premiums and accrete discounts as adjustments to interest income.

6. Income and Expenses

All income earned and expenses incurred by the Strategies are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in each Strategy represented by the net assets of such class, except that each Strategy's Class B and Class C shares bear higher distribution and transfer agent fees than Class A, Class R and Advisor Class shares. Advisor Class shares have no distribution fees. Expenses of the Trust are charged to each Strategy in proportion to net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.


_______________________________________________________________________________

74 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

8. Repurchase Agreements

It is each Strategy's policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Strategy may be delayed or limited.

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of an investment advisory agreement, the Strategies pay the Adviser an advisory fee at the annual rates as follows:


                                     Average Daily Net Assets
                      ---------------------------------------------------------
                         First $5     Next $2.5    Next $2.5   In Excess of $10
Strategy                 Billion       Billion      Billion         Billion
-------------------------------------------------------------------------------
Wealth Appreciation        .95%         .90%          .85%           .80%
Balanced Wealth            .75%         .70%          .65%           .60%
Wealth Preservation        .75%         .70%          .65%           .60%


Such fees are accrued daily and paid monthly.


Effective January 1, 2004, the Adviser began waiving a portion of its advisory fees so as to charge the Strategies at the reduced annual rates as follows:


                                       Average Daily Net Assets
                      ---------------------------------------------------------
                           First $2.5        Next $2.5       In Excess of $5
Strategy                    Billion           Billion            Billion
-------------------------------------------------------------------------------
Wealth Appreciation          .65%              .55%                .50%
Balanced Wealth              .55%              .45%                .40%
Wealth Preservation          .55%              .45%                .40%


Through February 29, 2004, such waivers amounted to $49,714, $51,834 and $27,066, for the Wealth Appreciation Strategy, Balanced Wealth Strategy and Wealth Preservation Strategy, respectively. The amount of the fee waivers may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

The Adviser has also agreed to waive its fees and bear certain expenses to the extent necessary to limit the total fund operating expenses on an annual basis as follows:

                                       Prior to February 2, 2004
                      ---------------------------------------------------------
Strategy                 Class A       Class B        Class C     Advisor Class
-------------------------------------------------------------------------------
Wealth Appreciation       1.80%         2.50%          2.50%          1.50%
Balanced Wealth           1.55%         2.25%          2.25%          1.25%
Wealth Preservation       1.55%         2.25%          2.25%          1.25%


                                      Effective February 2, 2004
                      ---------------------------------------------------------
                                                                        Advisor
Strategy                 Class A     Class B      Class C    Class R*    Class
-------------------------------------------------------------------------------
Wealth Appreciation       1.50%       2.20%        2.20%       1.70%      1.20%
Balanced Wealth           1.20%       1.90%        1.90%       1.40%      0.90%
Wealth Preservation       1.20%       1.90%        1.90%       1.40%      0.90%


* Commencement of distribution February 17, 2004.


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 75

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

For the period ended February 29, 2004, such reimbursement amounted to $195,823, $227,832 and $174,691 for the Wealth Appreciation Strategy, Balanced Wealth Strategy and Wealth Preservation Strategy, respectively.

The Strategies compensate Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Strategies. Such compensation amounted to $25,365, $24,900 and $23,380 for the Wealth Appreciation Strategy, Balanced Wealth Strategy and Wealth Preservation Strategy, respectively, for the period ended February 29, 2004. During the period, AGIS agreed to waive a portion of its fees for such services. Such waiver amounted to $2,961, $5,183 and $3,025, respectively.

For the period ended February 29, 2004, the Strategies' expenses were reduced by $2, $2 and $1 for the Wealth Appreciation Strategy, Balanced Wealth Strategy and Wealth Preservation Strategy, respectively, under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the
"Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Strategies' shares. The Distributor has advised the Strategies that it has retained front-end sales charges from the sales of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B, Class C shares for each Strategy for the period ended February 29, 2004 as follows:


                        Front End
                      Sales Charges       Contingent Deferred Sales Charges
                    -----------------------------------------------------------
Strategy                 Class A        Class A        Class B        Class C
-------------------------------------------------------------------------------
Wealth Appreciation      $ 62,195       $  -0-         $ 5,556        $ 4,495
Balanced Wealth           110,090          -0-          16,433          9,324
Wealth Preservation        31,597           2            6,937          2,824


Brokerage commissions paid on investment transactions for the period ended February 29, 2004 amounted to $193,815, $186,576 and $45,007 for the Wealth Appreciation Strategy, Balanced Wealth Strategy and Wealth Preservation Strategy, respectively, of which $45,356, $40,173 and $7,828 was paid by the Wealth Appreciation Strategy, Balanced Wealth Strategy and Wealth Preservation Strategy, respectively, to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.


_______________________________________________________________________________

76 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE C

Distribution Plans

The Strategies have adopted a Plan for each class of shares of the Strategies pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plans, the Strategies pay distribution and servicing fees to the Distributor at an annual rate of up to .50 of 1% of each Strategy's average daily net assets attributable to the Class A shares, ..50 of 1% of each Strategy's average daily net assets attributable to the Class R shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Trustees currently limit payments under the Class A plan to .30 of 1% of each Strategy's average daily net assets attributable to Class A shares. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Strategies are not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of each Strategy's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that a Plan is terminated or not continued, no distribution service fees (other than current amounts accrued but not yet paid) would be owed by the Strategies to the Distributor with respect to the relevant class. The Plans also provide that the Adviser may use its own resources to finance the distribution of each Strategy's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended February 29, 2004, were as follows:


Wealth Appreciation                                Purchases         Sales
===================                              =============   =============
Investment securities
  (excluding U.S government securities)          $ 125,432,374   $   7,860,885
U.S. government securities                                  -0-             -0-


Balanced Wealth                                    Purchases         Sales
===================                              =============   =============
Investment securities
  (excluding U.S government securities)          $ 194,908,919   $  18,896,832
U.S. government securities                           1,571,762         310,920


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 77

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Wealth Preservation                                Purchases         Sales
===================                              =============   =============
Investment securities
  (excluding U.S government securities)          $  68,189,767   $   7,053,205
U.S. government securities                          41,474,816      21,610,307


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures and foreign currency transactions) are as follows:


                                  Gross            Gross
                               Unrealized        Unrealized      Net Unrealized
Strategy                      Appreciation      Depreciation      Appreciation
-------------------------------------------------------------------------------
Wealth Appreciation            $ 7,737,408      $ (972,663)        $ 6,764,745
Balanced Wealth                  9,004,653        (897,350)          8,107,303
Wealth Preservation              2,742,190        (189,108)          2,553,082


1. Forward Exchange Currency Contracts

The Strategies may enter into forward exchange currency contracts in order to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation and depreciation by the Strategies.

The Strategies' custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Strategies having a value at least equal to the aggregate amount of the Strategies' commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Strategies have in that particular currency contract.

2. Financial Futures Contracts

The Strategies may buy or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market. The Strategies bear the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.


_______________________________________________________________________________

78 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

At the time the Strategies enter into a futures contract, each Strategy deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Strategies agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Strategies as unrealized gains or losses. Risks may arise from the potential inability of the counterparty to meet the terms of the contract. When the contract is closed, the Strategies record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 79

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE E

Shares of Beneficial Interest

There is an unlimited number of $0.00001 par value shares of beneficial interest authorized, divided into five classes, designated Class A, Class B, Class C, Class R and Advisor Class shares for the Strategies. Transactions in shares of beneficial interest were as follows:


                                                  Wealth Appreciation Strategy
                                                  -----------------------------
                                                      Shares          Amount
                                                  --------------  -------------
                                                   September 2,    September 2,
                                                    2003(a) to      2003(a) to
                                                   February 29,    February 29,
                                                       2004            2004
                                                   (unaudited)     (unaudited)
                                                  --------------  -------------
CLASS A
Shares sold                                          4,168,562     $ 28,283,071
-------------------------------------------------------------------------------
Shares issued in reinvestment of dividends               4,547           48,385
-------------------------------------------------------------------------------
Shares converted from Class B                           11,922          131,538
-------------------------------------------------------------------------------
Shares redeemed                                       (316,194)      (3,333,318)
-------------------------------------------------------------------------------
Net increase                                         3,868,837     $ 25,129,676
===============================================================================

CLASS B
Shares sold                                          3,149,836     $ 33,318,822
-------------------------------------------------------------------------------
Shares issued in reinvestment of dividends               2,168           23,027
-------------------------------------------------------------------------------
Shares converted to Class A                            (11,942)        (131,538)
-------------------------------------------------------------------------------
Shares redeemed                                        (37,852)        (398,701)
-------------------------------------------------------------------------------
Net increase                                         3,102,210     $ 32,811,610
===============================================================================

CLASS C
Shares sold                                          2,597,258     $ 27,362,542
-------------------------------------------------------------------------------
Shares issued in reinvestment of dividends               1,060           11,249
-------------------------------------------------------------------------------
Shares redeemed                                        (82,419)        (872,058)
-------------------------------------------------------------------------------
Net increase                                         2,515,899     $ 26,501,733
===============================================================================

ADVISOR CLASS
Shares sold                                          4,095,239     $ 43,093,335
-------------------------------------------------------------------------------
Shares issued in reinvestment of dividends                 681            7,250
-------------------------------------------------------------------------------
Shares redeemed                                     (1,647,001)     (17,411,130)
-------------------------------------------------------------------------------
Net increase                                         2,448,919     $ 25,689,455
===============================================================================


                                                   February 17,    February 17,
                                                    2004(b) to      2004(b) to
                                                   February 29,    February 29,
                                                       2004           2004
                                                   (unaudited)     (unaudited)
                                                  --------------  -------------
CLASS R
Shares sold                                                886     $     10,000
-------------------------------------------------------------------------------
Net increase                                               886     $     10,000
===============================================================================

(a)  Commencement of operations.

(b)  Commencement of distribution.


_______________________________________________________________________________

80 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

                                                    Balanced Wealth Strategy
                                                  -----------------------------
                                                      Shares          Amount
                                                  --------------  -------------
                                                   September 2,     September 2,
                                                    2003(a) to      2003(a) to
                                                   February 29,    February 29,
                                                      2004            2004
                                                   (unaudited)     (unaudited)
                                                  --------------  -------------
CLASS A
Shares sold                                          7,955,569     $ 78,463,949
-------------------------------------------------------------------------------
Shares issued in reinvestment of dividends              15,334          161,006
-------------------------------------------------------------------------------
Shares converted from Class B                           25,832          277,273
-------------------------------------------------------------------------------
Shares redeemed                                       (547,151)      (5,792,574)
-------------------------------------------------------------------------------
Net increase                                         7,449,584     $ 73,109,654
===============================================================================

CLASS B
Shares sold                                          5,256,535     $ 54,921,697
-------------------------------------------------------------------------------
Shares issued in reinvestment of dividends               6,677           69,972
-------------------------------------------------------------------------------
Shares converted to Class A                            (25,906)        (277,273)
-------------------------------------------------------------------------------
Shares redeemed                                        (77,415)        (819,485)
-------------------------------------------------------------------------------
Net increase                                         5,159,891     $ 53,894,911
===============================================================================

CLASS C
Shares sold                                          4,296,568     $ 44,687,491
-------------------------------------------------------------------------------
Shares issued in reinvestment of dividends               3,934           41,234
-------------------------------------------------------------------------------
Shares redeemed                                       (205,991)      (2,190,894)
-------------------------------------------------------------------------------
Net increase                                         4,094,511     $ 42,537,831
===============================================================================

ADVISOR CLASS
Shares sold                                          1,726,344     $ 18,030,805
-------------------------------------------------------------------------------
Shares issued in reinvestment of dividends               1,097           11,514
-------------------------------------------------------------------------------
Shares redeemed                                       (492,231)      (5,115,303)
-------------------------------------------------------------------------------
Net increase                                         1,235,210     $ 12,927,016
===============================================================================


                                                  February 17,     February 17,
                                                   2004(b) to       2004(b) to
                                                   February 29     February 29
                                                      2004             2004
                                                   (unaudited)     (unaudited)
                                                  --------------  -------------
CLASS R
Shares sold                                                910     $     10,000
-------------------------------------------------------------------------------
Net increase                                               910     $     10,000
===============================================================================

(a)  Commencement of operations.

(b)  Commencement of distribution.


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 81

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

                                                  Wealth Preservation Strategy
                                                  -----------------------------
                                                      Shares          Amount
                                                  --------------  -------------
                                                   September 2,    September 2,
                                                    2003(a) to      2003(a) to
                                                   February 29,    February 29,
                                                       2004           2004
                                                   (unaudited)     (unaudited)
                                                  --------------  -------------
CLASS A
Shares sold                                          2,868,765     $ 24,081,669
-------------------------------------------------------------------------------
Shares issued in reinvestment of dividends               6,005           62,211
-------------------------------------------------------------------------------
Shares converted from Class B                            2,399           25,219
-------------------------------------------------------------------------------
Shares redeemed                                       (261,737)      (2,719,303)
-------------------------------------------------------------------------------
Net increase                                         2,615,432     $ 21,449,796
===============================================================================

CLASS B
Shares sold                                          1,633,173     $ 16,887,268
-------------------------------------------------------------------------------
Shares issued in reinvestment of dividends               1,874           19,396
-------------------------------------------------------------------------------
Shares converted to Class A                             (2,399)         (25,219)
-------------------------------------------------------------------------------
Shares redeemed                                        (52,834)        (550,813)
-------------------------------------------------------------------------------
Net increase                                         1,579,814     $ 16,330,632
===============================================================================

CLASS C
Shares sold                                          1,676,575     $ 17,315,441
-------------------------------------------------------------------------------
Shares issued in reinvestment of dividends               1,654           17,103
-------------------------------------------------------------------------------
Shares redeemed                                        (57,763)        (597,713)
-------------------------------------------------------------------------------
Net increase                                         1,620,466     $ 16,734,831
===============================================================================

ADVISOR CLASS
Shares sold                                          3,199,580     $ 32,988,105
-------------------------------------------------------------------------------
Shares issued in reinvestment of dividends                 479            4,955
-------------------------------------------------------------------------------
Shares redeemed                                        (17,431)        (181,351)
-------------------------------------------------------------------------------
Net increase                                         3,182,628     $ 32,811,709
===============================================================================


                                                   February 17,    February 17,
                                                    2004(b) to      2004(b) to
                                                   February 29,    February 29,
                                                       2004           2004
                                                   (unaudited)     (unaudited)
                                                  --------------  -------------
CLASS R
Shares sold                                                938     $     10,000
-------------------------------------------------------------------------------
Net increase                                               938     $     10,000
===============================================================================

(a)  Commencement of operations.

(b)  Commencement of distribution.


_______________________________________________________________________________

82 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE F

Risks Involved in Investing in the Strategies

Interest Rate Risk and Credit Risk--Interest rate risk is the risk that changes in interest rates will affect the value of the Strategies' investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Strategies' investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Concentration of Risk--Investing in securities of foreign companies or foreign governments involves special risks which include revaluation of currencies and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Strategies, participate in a $500 million revolving credit facility (the "Facility") intended to provide for short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Strategies did not utilize the Facility during the period ended February 29, 2004.

NOTE H

Legal Proceedings

As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Trust's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 83

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Trust, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fees. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Trustees of the Trust ("the Independent Trustees") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Trustees have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the


_______________________________________________________________________________

84 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

AllianceBernstein Mutual Funds, including the AllianceBernstein Growth Fund, a series of the Trust; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Trust as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 85

                                                           Financial Highlights
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period


                                                                  Wealth
                                                               Appreciation
                                                                 Strategy
                                                               ------------
                                                                 Class A
                                                               ------------
                                                               September 2,
                                                                2003(a) to
                                                               February 29,
                                                                   2004
                                                               (unaudited)
                                                               ------------
Net asset value, beginning of period                              $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(b)(c)                                           (.00)(d)
Net realized and unrealized gain on investment and
  foreign currency transactions                                     1.17
Net increase in net asset value from operations                     1.17

LESS: DIVIDENDS
Dividends from net investment income                                (.03)
Net asset value, end of period                                    $11.14

TOTAL RETURN
Total investment return based on net asset value(e)                11.66%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                        $43,087
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f)                        1.71%
  Expenses, before waivers/reimbursements(f)                        2.46%
  Net investment loss(c)(f)                                         (.00)%
Portfolio turnover rate                                               12%


See footnote summary on page 100.


_______________________________________________________________________________

86 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period


                                                                  Wealth
                                                               Appreciation
                                                                 Strategy
                                                               ------------
                                                                 Class B
                                                               ------------
                                                               September 2,
                                                                2003(a) to
                                                               February 29,
                                                                   2004
                                                               (unaudited)
                                                               ------------
Net asset value, beginning of period                              $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(b)(c)                                           (.03)
Net realized and unrealized gain on investment and
  foreign currency transactions                                     1.16
Net increase in net asset value from operations                     1.13

LESS: DIVIDENDS
Dividends from net investment income                                (.02)
Net asset value, end of period                                    $11.11

TOTAL RETURN
Total investment return based on net asset value(e)                11.26%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                        $34,461
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f)                        2.40%
  Expenses, before waivers/reimbursements(f)                        3.16%
  Net investment loss(c)(f)                                         (.69)%
Portfolio turnover rate                                               12%


See footnote summary on page 100.


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 87

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period


                                                                  Wealth
                                                               Appreciation
                                                                 Strategy
                                                               ------------
                                                                 Class C
                                                               ------------
                                                               September 2,
                                                                2003(a) to
                                                               February 29,
                                                                   2004
                                                               (unaudited)
                                                               ------------
Net asset value, beginning of period                              $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(b)(c)                                           (.03)
Net realized and unrealized gain on investment and
  foreign currency transactions                                     1.16
Net increase in net asset value from operations                     1.13

LESS: DIVIDENDS
Dividends from net investment income                                (.02)
Net asset value, end of period                                    $11.11

TOTAL RETURN
Total investment return based on net asset value(e)                11.26%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                        $27,943
Ratio to average net assets of:
   Expenses, net of waivers/reimbursements(f)                       2.41%
   Expenses, before waivers/reimbursements(f)                       3.15%
   Net investment loss(c)(f)                                        (.71)%
Portfolio turnover rate                                               12%


See footnote summary on page 100.


_______________________________________________________________________________

88 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period


                                                                  Wealth
                                                               Appreciation
                                                                 Strategy
                                                               ------------
                                                                 Class R
                                                               ------------
                                                               February 17,
                                                                2004(g) to
                                                               February 29,
                                                                   2004
                                                               (unaudited)
                                                               ------------
Net asset value, beginning of period                              $11.29

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(h)                                          .00(d)
Net realized and unrealized loss on investment and
  foreign currency transactions                                     (.16)
Net decrease in net asset value from operations                     (.16)
Net asset value, end of period                                    $11.13

TOTAL RETURN
Total investment return based on net asset value(e)                (1.42)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                            $10
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f)                        1.70%
  Expenses, before waivers/reimbursements(f)                        2.88%
  Net investment income(f)(h)                                        .78%
Portfolio turnover rate                                               12%


See footnote summary on page 100.


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 89

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period


                                                                  Wealth
                                                               Appreciation
                                                                 Strategy
                                                              -------------
                                                              Advisor Class
                                                              -------------
                                                               September 2,
                                                                2003(a) to
                                                               February 29,
                                                                  2004
                                                               (unaudited)
                                                              -------------
Net asset value, beginning of period                              $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                                          .02
Net realized and unrealized gain on investment and
  foreign currency transactions                                     1.15
Net increase in net asset value from operations                     1.17

LESS: DIVIDENDS
Dividends from net investment income                                (.03)
Net asset value, end of period                                    $11.14

TOTAL RETURN
Total investment return based on net asset value(e)                11.71%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                        $27,276
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f)                        1.43%
  Expenses, before waivers/reimbursements(f)                        2.29%
  Net investment income(c)(f)                                        .31%
Portfolio turnover rate                                               12%


See footnote summary on page 100.


_______________________________________________________________________________

90 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period


                                                                 Balanced
                                                                  Wealth
                                                                 Strategy
                                                               ------------
                                                                 Class A
                                                               ------------
                                                               September 2,
                                                                2003(a) to
                                                               February 29,
                                                                  2004
                                                               (unaudited)
                                                               ------------
Net asset value, beginning of period                              $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                                          .06
Net realized and unrealized gain on investment and
  foreign currency transactions                                      .90
Net increase in net asset value from operations                      .96

LESS: DIVIDENDS
Dividends from net investment income                                (.04)
Net asset value, end of period                                    $10.92

TOTAL RETURN
Total investment return based on net asset value(e)                 9.59%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                        $81,317
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f)                        1.45%
  Expenses, before waivers/reimbursements(f)                        2.03%
  Net investment income(c)(f)                                       1.25%
Portfolio turnover rate                                               19%


See footnote summary on page 100.


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 91

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period


                                                                 Balanced
                                                                  Wealth
                                                                 Strategy
                                                               ------------
                                                                 Class B
                                                               ------------
                                                               September 2,
                                                                2003(a) to
                                                               February 29,
                                                                  2004
                                                               (unaudited)
                                                               ------------
Net asset value, beginning of period                              $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                                          .02
Net realized and unrealized gain on investment and
  foreign currency transactions                                      .89
Net increase in net asset value from operations                      .91

LESS: DIVIDENDS
Dividends from net investment income                                (.03)
Net asset value, end of period                                    $10.88

TOTAL RETURN
Total investment return based on net asset value(e)                 9.09%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                        $56,164
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f)                        2.14%
  Expenses, before waivers/reimbursements(f)                        2.74%
  Net investment income(c)(f)                                        .57%
Portfolio turnover rate                                               19%


See footnote summary on page 100.


_______________________________________________________________________________

92 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period


                                                                 Balanced
                                                                  Wealth
                                                                 Strategy
                                                               ------------
                                                                 Class C
                                                               ------------
                                                               September 2,
                                                                2003(a) to
                                                               February 29,
                                                                  2004
                                                               (unaudited)
                                                               ------------
Net asset value, beginning of period                              $10.00


INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                                          .02
Net realized and unrealized gain on investment and
  foreign currency transactions                                      .90
Net increase in net asset value from operations                      .92

LESS: DIVIDENDS
Dividends from net investment income                                (.03)
Net asset value, end of period                                    $10.89

TOTAL RETURN
Total investment return based on net asset value(e)                 9.19%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                        $44,582
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f)                        2.15%
  Expenses, before waivers/reimbursements(f)                        2.74%
  Net investment income(c)(f)                                        .54%
Portfolio turnover rate                                               19%


See footnote summary on page 100.


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 93

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period


                                                                Balanced
                                                                  Wealth
                                                                Strategy
                                                               ------------
                                                                 Class R
                                                               ------------
                                                               February 17,
                                                                2004(g) to
                                                               February 29,
                                                                  2004
                                                               (unaudited)
                                                               ------------
Net asset value, beginning of period                              $10.99

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(h)                                          .01
Net realized and unrealized loss on investment and
  foreign currency transactions                                     (.09)
Net decrease in net asset value from operations                     (.08)
Net asset value, end of period                                    $10.91

TOTAL RETURN
Total investment return based on net asset value(e)                 (.73)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                            $10
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f)                        1.40%
  Expenses, before waivers/reimbursements(f)                        2.27%
  Net investment income(f)(h)                                       1.95%
Portfolio turnover rate                                               19%


See footnote summary on page 100.


_______________________________________________________________________________

94 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period


                                                                Balanced
                                                                  Wealth
                                                                Strategy
                                                              -------------
                                                              Advisor Class
                                                              -------------
                                                               September 2,
                                                                2003(a) to
                                                               February 29,
                                                                  2004
                                                               (unaudited)
                                                              -------------
Net asset value, beginning of period                              $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                                          .07
Net realized and unrealized gain on investment and
  foreign currency transactions                                      .90
Net increase in net asset value from operations                      .97

LESS: DIVIDENDS
Dividends from net investment income                                (.04)
Net asset value, end of period                                    $10.93

TOTAL RETURN
Total investment return based on net asset value(e)                 9.74%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                        $13,495
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f)                        1.15%
  Expenses, before waivers/reimbursements(f)                        2.06%
  Net investment income(c)(f)                                       1.45%
Portfolio turnover rate                                               19%


See footnote summary on page 100.


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 95

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period


                                                                  Wealth
                                                               Preservation
                                                                 Strategy
                                                               ------------
                                                                 Class A
                                                               ------------
                                                               September 2,
                                                               2003(a) to
                                                               February 29,
                                                                  2004
                                                               (unaudited)
                                                               ------------
Net asset value, beginning of period                              $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                                          .05
Net realized and unrealized gain on investment and
  foreign currency transactions                                      .64
Net increase in net asset value from operations                      .69

LESS: DIVIDENDS
Dividends from net investment income                                (.04)
Net asset value, end of period                                    $10.65

TOTAL RETURN
Total investment return based on net asset value(e)                 6.86%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                        $27,857
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f)                        1.45%
  Expenses, before waivers/reimbursements(f)                        2.24%
  Net investment income(c)(f)                                       1.22%
Portfolio turnover rate                                               63%


See footnote summary on page 100.


_______________________________________________________________________________

96 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period


                                                                  Wealth
                                                               Preservation
                                                                 Strategy
                                                               ------------
                                                                 Class B
                                                               ------------
                                                               September 2,
                                                                2003(a) to
                                                               February 29,
                                                                   2004
                                                               (unaudited)
                                                               ------------
Net asset value, beginning of period                              $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                                          .02
Net realized and unrealized gain on investment and
  foreign currency transactions                                      .64
Net increase in net asset value from operations                      .66

LESS: DIVIDENDS
Dividends from net investment income                                (.03)
Net asset value, end of period                                    $10.63

TOTAL RETURN
Total investment return based on net asset value(e)                 6.56%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                        $16,790
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f)                        2.14%
  Expenses, before waivers/reimbursements(f)                        3.08%
  Net investment income(c)(f)                                        .55%
Portfolio turnover rate                                               63%


See footnote summary on page 100.


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 97

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period


                                                                  Wealth
                                                               Preservation
                                                                 Strategy
                                                               ------------
                                                                 Class C
                                                               ------------
                                                               September 2,
                                                               2003(a) to
                                                               February 29,
                                                                  2004
                                                               (unaudited)
                                                               ------------
Net asset value, beginning of period                              $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                                          .02
Net realized and unrealized gain on investment and
  foreign currency transactions                                      .63
Net increase in net asset value from operations                      .65

LESS: DIVIDENDS
Dividends from net investment income                                (.03)
Net asset value, end of period                                    $10.62

TOTAL RETURN
Total investment return based on net asset value(e)                 6.46%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                        $17,210
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f)                        2.14%
  Expenses, before waivers/reimbursements(f)                        2.98%
  Net investment income(c)(f)                                        .55%
Portfolio turnover rate                                               63%


See footnote summary on page 100.


_______________________________________________________________________________

98 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period


                                                                  Wealth
                                                               Preservation
                                                                Strategy
                                                               ------------
                                                                 Class R
                                                               ------------
                                                               February 17,
                                                               2004(g) to
                                                               February 29,
                                                                   2004
                                                               (unaudited)
                                                               ------------
Net asset value, beginning of period                              $10.66

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(h)                                          .01
Net realized and unrealized loss on investment and
  foreign currency transactions                                     (.02)
Net decrease in net asset value from operations                     (.01)
Net asset value, end of period                                    $10.65

TOTAL RETURN
Total investment return based on net asset value(e)                 (.09)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                            $10
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f)                        1.40%
  Expenses, before waivers/reimbursements(f)                        3.03%
  Net investment income(f)(h)                                       1.58%
Portfolio turnover rate                                               63%


See footnote summary on page 100.


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 99

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period


                                                                 Wealth
                                                              Preservation
                                                                Strategy
                                                              -------------
                                                              Advisor Class
                                                              -------------
                                                               September 2,
                                                                2003(a) to
                                                               February 29,
                                                                   2004
                                                               (unaudited)
                                                              -------------
Net asset value, beginning of period                              $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                                          .07
Net realized and unrealized gain on investment and
  foreign currency transactions                                      .63
Net increase in net asset value from operations                      .70

LESS: DIVIDENDS
Dividends from net investment income                                (.04)
Net asset value, end of period                                    $10.66

TOTAL RETURN
Total investment return based on net asset value(e)                 7.01%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                        $33,912
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f)                        1.14%
  Expenses, before waivers/reimbursements(f)                        2.12%
  Net investment income(c)(f)                                       1.50%
Portfolio turnover rate                                               63%


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived and reimbursed by the Adviser and the Transfer
Agent.

(d)  Amount is less than $ .005

(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)  Annualized.

(g)  Commencement of distribution.

(h)  Net of expenses waived and reimbursed by the Adviser.


_______________________________________________________________________________

100 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

                                                                       Trustees
-------------------------------------------------------------------------------

TRUSTEES


William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Brenton W. Harries(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Andrew Aran, Vice President
Thomas J. Bardong, Vice President
Stephen Beinhacker, Vice President
Michael P. Curcio, Vice President
Robert B. Davidson III, Vice President
Geoffrey Hauck, Vice President
David A. Kruth, Vice President
Seth J. Masters(2), Vice President
Melanie A. May, Vice President
Jimmy K. Pang, Vice President
Stephen W. Pelensky, Vice President
Jeffrey S. Phlegar, Vice President
Daniel G. Pine, Vice President
Karen Sesin, Vice President
Lawrence J. Shaw, Vice President
Michael A. Snyder, Vice President
Christopher M. Toub, Vice President
Greg J. Wilensky, Vice President
Mark R. Manley, Clerk
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Ropes & Gray
One International Place
Boston, MA 02110-2624

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Auditors

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798


(1)  Member of the Audit Committee.

(2) Mr. Masters is the person primarily responsible for the day-to-day management of the investment portfolios.


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 101

                                              AllianceBernstein Family of Funds
-------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

--------------------------------------------
Blended Style Series
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund
Technology Fund

Global & International

All-Asia Investment Fund
Global Small Cap Fund
Global Research Growth Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,+ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.

**  Formerly Conservative Investors Fund.

+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

102 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

NOTES


_______________________________________________________________________________

ALLIANCEBERNSTEIN WEALTH STRATEGIES o 103

NOTES


_______________________________________________________________________________

104 o ALLIANCEBERNSTEIN WEALTH STRATEGIES

ALLIANCEBERNSTEIN WEALTH STRATEGIES
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO]AllianceBernstein (SM)
Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.


WEALSTRATSR0204

[LOGO] AllianceBernstein(SM)
       Investment Research and Management

AllianceBernstein Tax-Managed
Wealth Strategies
Wealth Appreciation Strategy
Balanced Wealth Strategy and
Wealth Preservation Strategy


Wealth
Strategies

Semi-Annual Report-February 29, 2004

     Investment Products Offered
==================================
      o Are Not FDIC Insured
      o May Lose Value
      o Are Not Bank Guaranteed
==================================

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain month-end performance information from our web site at www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

April 26, 2004

Semi-Annual Report
This report provides management's discussion of fund performance for the portfolios of AllianceBernstein Tax-Managed Wealth Strategies for the semi-annual reporting period ended February 29, 2004.

AllianceBernstein Tax-Managed Wealth Appreciation Strategy Investment Objective and Policies
AllianceBernstein Tax-Managed Wealth Appreciation Strategy (the "Strategy") seeks to achieve long-term growth of capital by investing in a portfolio of equity securities. The Strategy is designed for investors who seek tax-efficient equity returns but also want broad diversification of related risks across styles, capitalization ranges and geographic regions. Normally, the Strategy's targeted blend is an equal weighting of growth and value stocks (50% each), with approximately 70% of each in U.S. companies and 30% in non-U.S. companies. The Advisor will allow the Strategy's relative weightings to change in response to markets, but only within carefully constructed ranges. Beyond those ranges, the Advisor will rebalance the portfolio toward the targeted blends. The Strategy seeks to maximize after-tax returns by pursuing a number of strategies that take into account the tax impact of buy and sell investment decisions on the Strategy's shareholders.


Investment Results
 The following table provides performance data for the Strategy and its benchmark, a 70%/30% blend of the Standard & Poor's (S&P) 500 Stock Index and the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East
(EAFE) Index, for the since inception period ended February 29, 2004.


   INVESTMENT RESULTS*
   Period Ended February 29, 2004

                                             ===================================
                                                           Returns
                                             ===================================
                                                                        Since
                                                                    Inception**
--------------------------------------------------------------------------------
   AllianceBernstein
   Tax-Managed
   Wealth
   Appreciation
   Strategy
     Class A                                                          11.05%
--------------------------------------------------------------------------------
     Class B                                                          10.70%
--------------------------------------------------------------------------------
     Class C                                                          10.60%
--------------------------------------------------------------------------------
   70% S&P 500
   Stock Index/
   30% MSCI
   EAFE Index                                                        17.80%
--------------------------------------------------------------------------------
   S&P 500
   Stock Index                                                       14.59%
--------------------------------------------------------------------------------
   MSCI EAFE
   Index                                                             25.30%
--------------------------------------------------------------------------------
 * The Strategy's investment results are for the period shown and are based on the net asset value (NAV) of each class of shares as of February 29, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Strategy have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Strategy for a portion of its expenses to the extent necessary to limit the Strategy's expenses to 1.80% for

--------------------------------------------------------------------------------
                             ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 1

   Class A, 2.50% for Class B, 2.50% for Class C and 1.50% for Advisor Class prior to February 2, 2004. Effective February 2, 2004, the Strategy's expenses were limited to 1.50% for Class A, 2.20% for Class B, 2.20% for Class C and 1.20% for Advisor Class. Past performance is no guarantee of future results.

   Neither the unmanaged S&P 500 Stock Index nor the unmanaged MSCI EAFE Index reflects fees and expenses associated with the active management of a mutual fund portfolio. The S&P 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market. The MSCI EAFE Index is a market capitalization weighted index that measures stock performance in 22 countries in Europe, Australasia and the Far East. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including AllianceBernstein Tax-Managed Wealth Appreciation Strategy.

 **The Strategy's since inception returns are from its inception date of 9/2/03. The since inception returns for the benchmarks are from the closest month-end to the Strategy's inception date, which is 8/31/03.

   Additional investment results appear on pages 10-12.


AllianceBernstein Tax-Managed
Balanced Wealth Strategy Investment Objective and Policies
AllianceBernstein Tax-Managed Balanced Wealth Strategy (the "Strategy") seeks to achieve the highest total return consistent with the Advisor's determination of reasonable risk. The Strategy is designed for investors who seek a mod erate tilt toward tax-efficient equity returns but also want risk diversification offered by tax-exempt debt securities and broad diversification of equity risk across styles, capitalization ranges and geographic regions. Normally, the Strategy targets an approximately equal weighting for equity and tax-exempt debt securities. The Strategy intends to meet the tax requirement for passing municipal bond interest through to shareholders as exempt interest dividends. The Strategy's targeted equity blend is an equal weighting of growth and value stocks (50% each), with approximately 70% of each in U.S. companies and 30% in non-U.S. companies. The Strategy's tax-exempt fixed income securities will primarily be investment grade, but may include high yield securities ("junk bonds"). The Advisor will allow the Strategy's relative weightings to change in response to markets, but only within carefully constructed ranges. Beyond those ranges, the Advisor will rebalance the portfolio toward the targeted blends. The Strategy seeks to maximize after-tax returns by investing its debt portion in tax-exempt securities. The Strategy also pursues a number of strategies that take into account the tax impact of buy and sell investment decisions on the Strategy's shareholders.

Investment Results
The following table provides performance data for the Strategy and its benchmark, a 50%/50% blend of the Standard & Poor's (S&P) 500 Stock Index and the Lehman Brothers (LB) 5-Year General Obligation Municipal Index, for the six- and 12-month periods ended February 29, 2004.



--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

This Fund was formerly called Alliance Growth Investors Fund (the "Fund"). Until September 2, 2003, the Fund was managed using different investment strategies, most notably, the Fund was not a tax-managed fund. As a result, returns for periods prior to September 2, 2003, are not reflective of returns that would have occurred using the Fund's new tax-managed strategies. In all likelihood, returns would have been lower than those shown if the Fund had been using its tax-managed strategies.


   INVESTMENT RESULTS*
   Periods Ended February 29, 2004

                                                ================================
                                                             Returns
                                                ================================
                                                    6 Months           12 Months
--------------------------------------------------------------------------------
   AllianceBernstein
   Tax-Managed
   Balanced
   Wealth
   Strategy
     Class A                                         8.47%              23.20%
--------------------------------------------------------------------------------
     Class B                                         7.94%              22.25%
--------------------------------------------------------------------------------
     Class C                                         8.03%              22.20%
--------------------------------------------------------------------------------
   50% S&P 500
   Stock Index/
   50% LB
   5-Year
   General
   Obligation
   Municipal
   Index                                            9.51%               21.58%
--------------------------------------------------------------------------------
   S&P 500
   Stock Index                                     14.59%               38.50%
--------------------------------------------------------------------------------
   LB 5-Year
   General
   Obligation
   Municipal
   Index                                           4.43%                 4.66%
--------------------------------------------------------------------------------
 * The Strategy's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of February 29, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Strategy have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Strategy for a portion of its expenses to the extent necessary to limit the Strategy's expenses to 1.55% for Class A, 2.25% for Class B, 2.25% for Class C and 1.25% for Advisor Class prior to February 2, 2004. Effective February 2, 2004, the Strategy's expenses were limited to 1.20% for Class A, 1.90% for Class B, 1.90% for Class C and 0.90% for Advisor Class. Past performance is no guarantee of future results.

   Neither the unmanaged S&P 500 Stock Index nor the unmanaged LB 5-Year
   General Obligation Municipal Index reflects fees and expenses associated with the active management of a mutual fund portfolio. The S&P 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market. The LB 5-Year General Obligation Municipal Index is a total return performance benchmark for the long-term, investment-grade tax exempt bond market with maturities ranging from four to six years. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including AllianceBernstein Tax-Managed Balanced Wealth Strategy.

   Additional investment results appear on pages 13-18.


--------------------------------------------------------------------------------
                             ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 3

AllianceBernstein Tax-Managed Wealth Preservation Strategy Investment Objective and Policies
AllianceBernstein Tax-Managed Wealth Preservation Strategy (the "Strategy") seeks to achieve a high total return without, in the opinion of the Advisor, undue risk to principal. The Strategy is designed for investors who seek some opportunity for tax-efficient equity returns if the related risks are broadly diversified and overall portfolio volatility reflects a preponderance of tax-exempt debt securities. Normally, the Strategy's targeted weighting is 70% debt and 30% equity securities. The Strategy's targeted equity blend is an equal weighting of growth and value stocks (50% each), with approximately 70% of each in U.S. companies and 30% in non-U.S. companies. The Strategy's tax-exempt fixed income securities will be investment grade. The Advisor will allow the Strategy's relative weightings to change in response to markets, but only within carefully constructed ranges. Beyond those ranges, the Advisor will rebalance the portfolio toward the targeted blends. The Strategy seeks to maximize after-tax returns by investing its debt portion in tax-exempt securities. The Strategy also pursues a number of strategies that take into account the tax impact of buy and sell investment decisions on the Strategy's shareholders.


Investment Results
The following table provides performance data for the Strategy and its benchmark, a 30%/70% blend of the Standard & Poor's (S&P) 500 Stock Index and the Lehman Brothers (LB) 5-Year General Obligation Municipal Index, for the six- and 12-month periods ended February 29, 2004.

This Fund was formerly called Alliance Conservative Investors Fund (the "Fund"). Until September 2, 2003, the Fund was managed using different investment strategies, most notably, the Fund was not a tax-managed fund. As a result, returns for periods prior to September 2, 2003, are not reflective of returns that would have occurred using the Fund's new tax-managed strategies. In all likelihood, returns would have been lower than those shown if the Fund had been using its tax-managed strategies.


   INVESTMENT RESULTS*
   Periods Ended February 29, 2004

                                                ================================
                                                             Returns
                                                ================================
                                                    6 Months          12 Months
--------------------------------------------------------------------------------
   AllianceBernstein
   Tax-Managed
   Wealth
   Preservation
   Strategy
     Class A                                         5.16%              11.04%
--------------------------------------------------------------------------------
     Class B                                         4.77%              10.18%
--------------------------------------------------------------------------------
     Class C                                         4.86%              10.27%
--------------------------------------------------------------------------------
   30% S&P 500
   Stock Index/
   70% LB
   5-Year
   General
   Obligation
   Municipal
   Index                                             7.48%              14.81%
--------------------------------------------------------------------------------
   S&P 500
   Stock Index                                      14.59%              38.50%
--------------------------------------------------------------------------------
   LB 5-Year
   General
   Obligation
   Municipal
   Index                                             4.43%               4.66%
--------------------------------------------------------------------------------
 * The Strategy's investment results are for the periods shown and are based on the net asset value (NAV) of each

--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES class of shares as of February 29, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Strategy have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Strategy for a portion of its expenses to the extent necessary to limit the Strategy's expenses to 1.55% for Class A, 2.25% for Class B, 2.25% for Class C and 1.25% for Advisor Class prior to February 2, 2004. Effective February 2, 2004, the Strategy's expenses were limited to 1.20% for Class A, 1.90% for Class B, 1.90% for Class C and 0.90% for Advisor Class. Past performance is no guarantee of future results.

     Neither the unmanaged S&P 500 Stock Index nor the unmanaged LB 5-Year General Obligation Municipal Index reflects fees and expenses associated with the active management of a mutual fund portfolio. The S&P 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market. The LB 5-Year General Obligation Municipal Index is a total return performance benchmark for the long-term, investment-grade tax exempt bond market with maturities ranging from four to six years. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including AllianceBernstein Tax-Managed Wealth Preservation Strategy.

   Additional investment results appear on pages 19-24.

AllianceBernstein Tax-Managed Wealth Appreciation Strategy posted strong absolute gains for the since inception period ended February 29, 2004, but underperformed its blended benchmark over this period. The underperformance stemmed primarily from a weak showing in the U.S. growth portion of the portfolio, which was hurt by its low exposure to the strong performing stocks in 2003, essentially the small-cap, high-beta and low-quality stocks that our large-cap growth team typically avoids. The U.S. value component of the Strategy modestly outperformed over the reporting period, driven primarily by strong stock selection in the technology sector. The non-U.S. equity component of the Strategy added to absolute returns during the reporting period, as international markets continued to outperform the U.S. market as smaller cap and low-quality stocks outperformed significantly in non-U.S. markets.

AllianceBernstein Tax-Managed Balanced Wealth Strategy and Tax-Managed Wealth Preservation Strategy both posted strong absolute gains for the six- and 12-month periods ended February 29, 2004. The Tax-Managed Balanced Wealth Strategy outperformed its blended benchmark over the 12-month period but underperformed the blended benchmark over the six-month period ended February 29, 2004. The Tax-Managed Wealth Preservation Strategy underperformed its blended benchmark during both periods under review. The underperformance of both Strategies stemmed primarily from weak showings in the U.S. growth portion of the portfolios, which were hurt by their low exposure to the strong performing stocks of 2003


--------------------------------------------------------------------------------

                             ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 5
which were essentially small-cap, high-beta and low-quality in nature. As our large-cap growth team manages with a quality bias, we typically avoid these kinds of stocks in our portfolios. The U.S. value component of the Strategies performed in line with the S&P 500 Stock Index. The non-U.S. equity components of the Strategies added to absolute returns over the last six months as international markets outperformed the U.S., but both the growth and value strategies trailed the MSCI EAFE Index as smaller cap and low-quality stocks outperformed significantly in non-U.S. markets. Partially offsetting the weak relative results of the equity components were better than benchmark results from our municipal bond portfolios. Over the past six months, small, well-diversified positions in municipal tobacco-backed bonds, industrial development bonds, public power, California General Obligation, New York City General Obligation and New York State tax-backed bonds all performed well.

Market Review and Investment Strategy
In 2004 so far, both U.S. and non-U.S. stocks have continued their rally which began in the spring of 2003, although with some moderation in pace. The rally was driven by mounting signs of an economic recovery bolstered by consensus expectations for a continued expansion of corporate profits through 2004. Recently, sentiment has shifted somewhat as investors have become con cerned about a possible slowdown in economic growth. Some moderation in the expansion's pace was to be expected after the rapid acceleration in economic growth last year. However, capital spending continues to contribute to economic growth and inventories have barely begun to recover from extremely low levels, suggesting continued improvement in corporate cash flows.

The outperformance of our value holdings has dramatically reduced the valuation differential between the cheapest and most expensive stocks. In this setting, we have reduced the risk level of the value portion of the portfolios through increased sector diversification. On the growth side of the portfolios, we continue to focus on the factors that have proved relatively trustworthy in determining a company's ability to sustain growth over the long term, such as an emphasis on research & development (R&D), talented and experienced management and a strong balance sheet. These stocks now display relatively low valuations with consensus expectations of strong growth. In the municipal market, credit quality is generally improving due to the improving economy, and we have continued to emphasize credit sensitive issues. In addition, we are buying bonds with price and call characteristics that we expect to help to preserve capital in a rising interest rate environment.


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

PORTFOLIO SUMMARY
Tax-Managed Wealth Appreciation Strategy
February 29, 2004 (unaudited)


INCEPTION DATES
Class A Shares
9/2/03
Class B Shares
9/2/03
Class C Shares
9/2/03


PORTFOLIO STATISTICS
Net Assets ($mil): $47.9


SECTOR BREAKDOWN
  25.7% Finance
  17.0% Technology
  12.5% Consumer Cyclical
  10.8% Medical
   6.8% Capital Equipment
   4.9% Energy                            [PIE GRAPH OMITTED]
   4.5% Consumer Staples
   2.8% Utilities
   2.6% Industrial Commodities
   2.0% Telecommunications
   1.6% Construction & Housing
   1.1% Transportation

   7.7% Short-Term


All data as of February 29, 2004. The Strategy's sector breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
                             ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 7

PORTFOLIO SUMMARY
Tax-Managed Balanced Wealth Strategy
February 29, 2004 (unaudited)

INCEPTION DATES
Class A Shares
5/4/92
Class B Shares
5/4/92
Class C Shares
8/2/93

PORTFOLIO STATISTICS
Net Assets ($mil): $136.1


SECTOR BREAKDOWN
 53.3% Municipal Bonds
 12.3% Finance
 8.7% Technology
 6.0% Consumer Cyclical
 5.4% Medical
 4.0% Capital Equipment                    [PIE GRAPH OMITTED]
 2.2%Consumer Staples
 2.1% Energy
 1.7% Industrial Commodities
 1.6% Utilities
 1.0% Construction & Housing
 0.8% Telecommunications
 0.6% Transportation

 0.3% Short-Term


All data as of February 29, 2004. The Strategy's sector breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

PORTFOLIO SUMMARY
Tax-Managed Wealth Preservation Strategy
February 29, 2004 (unaudited)


INCEPTION DATES
Class A Shares
5/4/92
Class B Shares
5/4/92
Class C Shares
8/2/93

PORTFOLIO STATISTICS
Net Assets ($mil): $98.9



SECTOR BREAKDOWN
 68.9% Municipal Bonds
 7.7% Finance
 5.5% Technology
 3.7% Consumer Cyclical
 3.3% Medical
 2.7% Capital Equipment
 1.5% Energy                                 [PIE GRAPH OMITTED]
 1.4% Consumer Staples
 1.2% Utilities
 1.1% Industrial Commodities
 0.6% Telecommunications
 0.5% Transportation
 0.3% Construction & Housing

 1.6% Short-Term


All data as of February 29, 2004. The Strategy's sector breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
                             ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 9

INVESTMENT RESULTS
Tax-Managed Wealth Appreciation Strategy


CLASS A SHARE CUMULATIVE RETURNS AS OF FEBRUARY 29, 2004
--------------------------------------------------------------------------------
                                NAV Return                SEC Return
     Since Inception*             11.05%                     6.37%

CLASS A SHARE SEC CUMULATIVE RETURN
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------
     Since Inception*                                         5.70%

CLASS A SHARE RETURN AFTER TAXES ON DISTRIBUTIONS AS OF THE
MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------
     Since Inception*                                         5.69%

CLASS A SHARE RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND
SHARES AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------
     Since Inception*                                         3.72%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Strategy have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Strategy's quoted performance would be lower. SEC Returns, Return After Taxes on Distributions and Return After Taxes on Distributions and Sale of Fund Shares reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions. NAV and SEC returns do not account for taxes; Return After Taxes on Distributions and Return After Taxes on Distributions and Sale of Fund Shares do account for taxes.

The investment return and principal value of an investment in the Strategy will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Strategy carefully before investing. For a free copy of the Strategy's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

To review the Word About Risk for this Strategy, please see page 25.


* Inception Date: 9/2/03


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

INVESTMENT RESULTS
Tax-Managed Wealth Appreciation Strategy


CLASS B SHARE CUMULATIVE RETURNS AS OF FEBRUARY 29, 2004
--------------------------------------------------------------------------------
                                NAV Return                SEC Return
     Since Inception*             10.70%                     6.70%

CLASS B SHARE SEC CUMULATIVE RETURN
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------
     Since Inception*                                        6.00%

CLASS B SHARE RETURN AFTER TAXES ON DISTRIBUTIONS AS OF THE
MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------
     Since Inception*                                        6.00%

CLASS B SHARE RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND
SHARES AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------
     Since Inception*                                        3.90%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Strategy have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Strategy's quoted performance would be lower. SEC Returns, Return After Taxes on Distributions and Return After Taxes on Distributions and Sale of Fund Shares reflect the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4). Performance assumes reinvestment of distributions. NAV and SEC returns do not account for taxes; Return After Taxes on Distributions and Return After Taxes on Distributions and Sale of Fund Shares do account for taxes.

The investment return and principal value of an investment in the Strategy will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Strategy carefully before investing. For a free copy of the Strategy's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

To review the Word About Risk for this Strategy, please see page 25.


* Inception Date: 9/2/03


--------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 11

INVESTMENT RESULTS
Tax-Managed Wealth Appreciation Strategy


CLASS C SHARE CUMULATIVE RETURNS AS OF FEBRUARY 29, 2004
--------------------------------------------------------------------------------

                                NAV Return                SEC Return
     Since Inception*             10.60%                     9.60%

CLASS C SHARE SEC CUMULATIVE RETURN
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------
     Since Inception*                                        9.00%

CLASS C SHARE RETURN AFTER TAXES ON DISTRIBUTIONS AS OF THE
MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------
     Since Inception*                                        9.00%

CLASS C SHARE RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND
SHARES AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------
     Since Inception*                                        5.85%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Strategy have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Strategy's quoted performance would be lower. SEC Returns, Return After Taxes on Distributions and Return After Taxes on Distributions and Sale of Fund Shares reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions. NAV and SEC returns do not account for taxes; Return After Taxes on Distributions and Return After Taxes on Distributions and Sale of Fund Shares do account for taxes.

The investment return and principal value of an investment in the Strategy will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Strategy carefully before investing. For a free copy of the Strategy's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

To review the Word About Risk for this Strategy, please see page 25.


* Inception Date: 9/2/03


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

INVESTMENT RESULTS
Tax-Managed Balanced Wealth Strategy


CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF FEBRUARY 29, 2004
--------------------------------------------------------------------------------
                                NAV Returns               SEC Returns
                     1 Year        23.20%                    17.99%
                    5 Years        -0.40%                    -1.26%
                   10 Years         6.67%                     6.21%

CLASS A SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------
                     1 Year                                  15.60%
                    5 Years                                  -1.94%
                   10 Years                                   6.43%

CLASS A SHARE RETURNS AFTER TAXES ON DISTRIBUTIONS AS OF THE
MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------
                     1 Year                                  15.50%
                    5 Years                                  -3.44%
                   10 Years                                   4.25%

CLASS A SHARE RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND
SHARES AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------
                    1 Year                                   10.19%
                    5 Years                                  -2.16%
                   10 Years                                   4.52%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Strategy have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Strategy's quoted performance would be lower. SEC Returns, Returns After Taxes on Distributions and Returns After Taxes on Distributions and Sale of Fund Shares reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions. NAV and SEC returns do not account for taxes; Return After Taxes on Distributions and Return After Taxes on Distributions and Sale of Fund Shares do account for taxes.

The investment return and principal value of an investment in the Strategy will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Strategy carefully before investing. For a free copy of the Strategy's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).


--------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 13

INVESTMENT RESULTS
Tax-Managed Balanced Wealth Strategy


This Fund was formerly called Alliance Growth Investors Fund. Until September 2, 2003, Alliance Growth Investors Fund was managed using different investment strategies, most notably, the Fund was not a tax-managed fund. As a result, the returns shown are not reflective of returns that would have occurred using the Fund's new tax-managed strategies. In all likelihood, returns would have been lower than those shown if the Fund had been using its tax-managed strategies.

To review the Word About Risk for this Strategy, please see page 25.


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

INVESTMENT RESULTS
Tax-Managed Balanced Wealth Strategy


CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF FEBRUARY 29, 2004
--------------------------------------------------------------------------------
                                NAV Returns               SEC Returns
                     1 Year        22.25%                    18.25%
                    5 Years        -1.16%                    -1.16%
                   10 Years         6.08%                     6.08%

CLASS B SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------
                    1 Year                                   15.77%
                    5 Years                                  -1.83%
                   10 Years                                   6.29%

CLASS B SHARE RETURNS AFTER TAXES ON DISTRIBUTIONS AS OF THE
MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------
                    1 Year                                   15.76%
                    5 Years                                  -3.11%
                   10 Years                                   4.34%

CLASS B SHARE RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND
SHARES AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------
                    1 Year                                   10.25%
                    5 Years                                  -1.92%
                   10 Years                                   4.56%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Strategy have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Strategy's quoted performance would be lower. SEC Returns, Returns After Taxes on Distributions and Returns After Taxes on Distributions and Sale of Fund Shares reflect the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4). Performance assumes reinvestment of distributions. NAV and SEC returns do not account for taxes; Return After Taxes on Distributions and Return After Taxes on Distributions and Sale of Fund Shares do account for taxes.

The investment return and principal value of an investment in the Strategy will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Strategy carefully before investing. For a free copy of the Strategy's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).


--------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 15

INVESTMENT RESULTS
Tax-Managed Balanced Wealth Strategy


This Fund was formerly called Alliance Growth Investors Fund. Until September 2, 2003, Alliance Growth Investors Fund was managed using different investment strategies, most notably, the Fund was not a tax-managed fund. As a result, the returns shown are not reflective of returns that would have occurred using the Fund's new tax-managed strategies. In all likelihood, returns would have been lower than those shown if the Fund had been using its tax-managed strategies.

To review the Word About Risk for this Strategy, please see page 25.


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

INVESTMENT RESULTS
Tax-Managed Balanced Wealth Strategy


CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF FEBRUARY 29, 2004
--------------------------------------------------------------------------------

                                NAV Returns               SEC Returns
                    1 Year         22.20%                    21.20%
                    5 Years        -1.14%                    -1.14%
                   10 Years         5.91%                     5.91%

CLASS C SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------

                    1 Year                                   18.85%
                    5 Years                                  -1.80%
                   10 Years                                   6.13%

CLASS C SHARE RETURNS AFTER TAXES ON DISTRIBUTIONS AS OF THE
MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------

                    1 Year                                   18.84%
                    5 Years                                  -3.07%
                   10 Years                                   4.23%

CLASS C SHARE RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND
SHARES AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------

                    1 Year                                   12.26%
                    5 Years                                  -1.90%
                   10 Years                                   4.46%


The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Strategy have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Strategy's quoted performance would be lower. SEC Returns, Returns After Taxes on Distributions and Returns After Taxes on Distributions and Sale of Fund Shares reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions. NAV and SEC returns do not account for taxes; Return After Taxes on Distributions and Return After Taxes on Distributions and Sale of Fund Shares do account for taxes.

The investment return and principal value of an investment in the Strategy will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Strategy carefully before investing. For a free copy of the Strategy's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).


--------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 17

INVESTMENT RESULTS
Tax-Managed Balanced Wealth Strategy


This Fund was formerly called Alliance Growth Investors Fund. Until September 2, 2003, Alliance Growth Investors Fund was managed using different investment strategies, most notably, the Fund was not a tax-managed fund. As a result, the returns shown are not reflective of returns that would have occurred using the Fund's new tax-managed strategies. In all likelihood, returns would have been lower than those shown if the Fund had been using its tax-managed strategies.

To review the Word About Risk for this Strategy, please see page 25.

--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

INVESTMENT RESULTS
Tax-Managed Wealth Preservation Strategy


CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF FEBRUARY 29, 2004
--------------------------------------------------------------------------------

                                NAV Returns               SEC Returns
                    1 Year         11.04%                     6.30%
                    5 Years         3.20%                     2.31%
                   10 Years         6.10%                     5.64%

CLASS A SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------
                    1 Year                                    5.37%
                    5 Years                                   1.98%
                   10 Years                                   5.88%

CLASS A SHARE RETURNS AFTER TAXES ON DISTRIBUTIONS AS OF THE
MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------
                    1 Year                                    5.14%
                    5 Years                                   0.49%
                   10 Years                                   3.81%

CLASS A SHARE RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND
SHARES AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------
                    1 Year                                    3.53%
                    5 Years                                   0.86%
                   10 Years                                   3.84%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Strategy have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Strategy's quoted performance would be lower. SEC Returns, Returns After Taxes on Distributions and Returns After Taxes on Distributions and Sale of Fund Shares reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions. NAV and SEC returns do not account for taxes; Return After Taxes on Distributions and Return After Taxes on Distributions and Sale of Fund Shares do account for taxes.

The investment return and principal value of an investment in the Strategy will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Strategy carefully before investing. For a free copy of the Strategy's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).


--------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 19

INVESTMENT RESULTS
Tax-Managed Wealth Preservation Strategy


This Fund was formerly called Alliance Conservative Investors Fund. Until September 2, 2003, Alliance Conservative Investors Fund was managed using different investment strategies, most notably, the Fund was not a tax-managed fund. As a result, the returns shown are not reflective of returns that would have occurred using the Fund's new tax-managed strategies. In all likelihood, returns would have been lower than those shown if the Fund had been using its tax-managed strategies.

To review the Word About Risk for this Strategy, please see page 26.


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

INVESTMENT RESULTS
Tax-Managed Wealth Preservation Strategy


CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF FEBRUARY 29, 2004
--------------------------------------------------------------------------------
                                NAV Returns                SEC Returns
                    1 Year         10.18%                     6.18%
                    5 Years         2.47%                     2.47%
                   10 Years         5.53%                     5.53%

CLASS B SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------
                    1 Year                                    5.34%
                    5 Years                                   2.15%
                   10 Years                                   5.74%

CLASS B SHARE RETURNS AFTER TAXES ON DISTRIBUTIONS AS OF THE
MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------
                    1 Year                                    5.19%

                    5 Years                                   0.92%
                   10 Years                                   3.95%

CLASS B SHARE RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND
SHARES AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------
                    1 Year                                    3.51%
                    5 Years                                   1.18%
                   10 Years                                   3.92%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Strategy have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Strategy's quoted performance would be lower. SEC Returns, Returns After Taxes on Distributions and Returns After Taxes on Distributions and Sale of Fund Shares reflect the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4). Performance assumes reinvestment of distributions. NAV and SEC returns do not account for taxes; Return After Taxes on Distributions and Return After Taxes on Distributions and Sale of Fund Shares do account for taxes.

The investment return and principal value of an investment in the Strategy will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Strategy carefully before investing. For a free copy of the Strategy's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).


--------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 21

INVESTMENT RESULTS
Tax-Managed Wealth Preservation Strategy


This Fund was formerly called Alliance Conservative Investors Fund. Until September 2, 2003, Alliance Conservative Investors Fund was managed using different investment strategies, most notably, the Fund was not a tax-managed fund. As a result, the returns shown are not reflective of returns that would have occurred using the Fund's new tax-managed strategies. In all likelihood, returns would have been lower than those shown if the Fund had been using its tax-managed strategies.

To review the Word About Risk for this Strategy, please see page 26.


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

INVESTMENT RESULTS
Tax-Managed Wealth Preservation Strategy


CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF FEBRUARY 29, 2004
--------------------------------------------------------------------------------
                                NAV Returns               SEC Returns
                    1 Year         10.27%                     9.27%
                    5 Years         2.50%                     2.50%
                   10 Years         5.39%                     5.39%

CLASS C SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------
                    1 Year                                    8.33%
                    5 Years                                   2.15%
                   10 Years                                   5.60%

CLASS C SHARE RETURNS AFTER TAXES ON DISTRIBUTIONS AS OF THE
MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------
                    1 Year                                    8.18%
                    5 Years                                   0.92%
                   10 Years                                   3.86%

CLASS C SHARE RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND
SHARES AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------
                    1 Year                                    5.45%
                    5 Years                                   1.18%
                   10 Years                                   3.83%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Strategy have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Strategy's quoted performance would be lower. SEC Returns, Returns After Taxes on Distributions and Returns After Taxes on Distributions and Sale of Fund Shares reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions. NAV and SEC returns do not account for taxes; Return After Taxes on Distributions and Return After Taxes on Distributions and Sale of Fund Shares do account for taxes.

The investment return and principal value of an investment in the Strategy will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Strategy carefully before investing. For a free copy of the Strategy's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).


--------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 23

INVESTMENT RESULTS
Tax-Managed Wealth Preservation Strategy


This Fund was formerly called Alliance Conservative Investors Fund. Until September 2, 2003, Alliance Conservative Investors Fund was managed using different investment strategies, most notably, the Fund was not a tax-managed fund. As a result, the returns shown are not reflective of returns that would have occurred using the Fund's new tax-managed strategies. In all likelihood, returns would have been lower than those shown if the Fund had been using its tax-managed strategies.

To review the Word About Risk for this Strategy, please see page 26.


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

INVESTMENT RESULTS


A WORD ABOUT RISK


TAX-MANAGED WEALTH APPRECIATION STRATEGY
The Strategy allocates its investments among multiple asset classes which will include U.S. and foreign securities. Within each of these, the Strategy will also allocate its investments in different types of securities, such as growth and value stocks. International investing involves risks not associated with U.S. investments, including currency fluctuations and political and economic changes. The Strategy may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. The use of derivatives involves specific risks and is not suitable for all investors. The Strategy systematically rebalances its allocations in these asset classes to maintain their target weightings. There can be no assurance that rebalancing will achieve its intended result, and the costs of rebalancing may be significant over time. The Strategy may employ strategies that take into account the tax impact of buy and sell decisions on the Strategy's shareholders. While the Strategy seeks to maximize after-tax returns, there can be no assurance that the strategies will be effective, and the use of these strategies may affect the gross returns of the Strategy. The Strategy may not be suitable for tax advantaged accounts, such as qualified retirement plans. The risks associated with an investment in the Strategy are more fully discussed in the prospectus.


TAX-MANAGED BALANCED WEALTH STRATEGY
The Strategy allocates its investments among multiple asset classes which will include U.S. and foreign securities, as well as equity and fixed income securities. Within each of these, the Strategy will also allocate its investments in different types of securities, such as growth and value stocks and tax-exempt debt securities. International investing involves risks not associated with U.S. investments, including currency fluctuations and political and economic changes. The Strategy may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. The use of derivatives involves specific risks and is not suitable for all investors. The Strategy systematically rebalances its allocations in these asset classes to maintain their target weightings. There can be no assurance that rebalancing will achieve its intended result, and the costs of rebalancing may be significant over time. The Strategy may employ strategies that take into account the tax impact of buy and sell decisions on the Strategy's shareholders. While the Strategy seeks to maximize after-tax returns, there can be no assurance that the strategies will be effective, and the use of these strategies may affect the gross returns of the Strategy. The Strategy may not be suitable for tax advantaged accounts, such as qualified retirement plans. The risks associated with an investment in the Strategy are more fully discussed in the prospectus.


--------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIes o 25

INVESTMENT RESULTS


A WORD ABOUT RISK


TAX-MANAGED WEALTH PRESERVATION STRATEGY
The Strategy allocates its investments among multiple asset classes which will include U.S. and foreign securities, as well as equity and fixed income securities. Within each of these, the Strategy will also allocate its investments in different types of securities, such as growth and value stocks and tax-exempt debt securities. International investing involves risks not associated with U.S. investments, including currency fluctuations and political and economic changes. The Strategy may at times use certain types of investment derivatives such as options, futures, forwards and swaps. The use of derivatives involves specific risks and is not suitable for all investors. The Strategy systematically rebalances its allocations in these asset classes to maintain their target weightings. There can be no assurance that rebalancing will achieve its intended result, and the costs of rebalancing may be significant over time. The Strategy may employ strategies that take into account the tax impact of buy and sell decisions on the Strategy's shareholders. While the Strategy seeks to maximize after-tax returns, there can be no assurance that the strategies will be effective, and the use of these strategies may affect the gross returns of the Strategy. The Strategy may not be suitable for tax advantaged accounts, such as qualified retirement plans. The risks associated with an investment in the Strategy are more fully discussed in the prospectus.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

WEALTH APPRECIATION STRATEGY
TEN LARGEST HOLDINGS
February 29, 2004 (unaudited)


                                                               Percent of
Company                                  U.S. $ Value          Net Assets
--------------------------------------------------------------------------------
Citigroup, Inc.                           $ 1,203,727                 2.5%
--------------------------------------------------------------------------------
General Electric Co.                        1,099,501                 2.3
--------------------------------------------------------------------------------
Pfizer, Inc.                                1,062,850                 2.2
--------------------------------------------------------------------------------
Microsoft Corp.                               906,300                 1.9
--------------------------------------------------------------------------------
Intel Corp.                                   717,597                 1.5
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                         675,410                 1.4
--------------------------------------------------------------------------------
Dell, Inc.                                    662,795                 1.4
--------------------------------------------------------------------------------
Comcast Corp.                                 658,911                 1.4
--------------------------------------------------------------------------------
American International Group, Inc.            632,700                 1.3
--------------------------------------------------------------------------------
Hewlett-Packard Co.                           599,544                 1.3
--------------------------------------------------------------------------------
                                          $ 8,219,335                17.2%


--------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 27

BALANCED WEALTH STRATEGY
TEN LARGEST HOLDINGS
February 29, 2004 (unaudited)


                                                                  Percent of
Company                                  U.S. $ Value             Net Assets
--------------------------------------------------------------------------------
Massachusetts GO Series 04A              $  3,605,153                 2.6%
--------------------------------------------------------------------------------
Texas State GO                              3,286,816                 2.4
--------------------------------------------------------------------------------
Valdez Alaska Marine Term Revenue
  (BP Pipelines, Inc. Project) Series 01    3,000,000                 2.2
--------------------------------------------------------------------------------
Maryland GO (State & Local Facilities)
  Series 02B                                2,969,798                 2.2
--------------------------------------------------------------------------------
Irvine Improvement Bond Act 1915
  (Assessment District Number 87-8)
  Series 99                                 2,800,000                 2.1
--------------------------------------------------------------------------------
Jefferson County Sewer Revenue
  (Capital Improvement Warrants)
  Prerefunded 02/01/2009 @ 101              2,789,040                 2.0
--------------------------------------------------------------------------------
Seattle Municipal
  Light & Power Revenue, Series 01          2,620,877                 1.9
--------------------------------------------------------------------------------
Regional Transportation District COP
  (Transit Vehicles) Series 02A AMBAC       2,423,976                 1.8
--------------------------------------------------------------------------------
Philadelphia GO Series 03A XLCA             2,274,760                 1.7
--------------------------------------------------------------------------------
Route 3 North Transportation
  Improvement Association
  Series 00 MBIA                            2,250,980                 1.7
--------------------------------------------------------------------------------
                                         $ 28,021,400                20.6%


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

WEALTH PRESERVATION STRATEGY
TEN LARGEST HOLDINGS
February 29, 2004 (unaudited)


                                                                  Percent of
Company                                  U.S. $ Value             Net Assets
--------------------------------------------------------------------------------
District of Columbia GO Series 93B-1
  AMBAC                                  $  3,548,954                 3.6%
--------------------------------------------------------------------------------
New Jersey Trans Series 03A                 2,608,944                 2.6
--------------------------------------------------------------------------------
San Antonio Electric & Gas Series 01        2,516,016                 2.6
--------------------------------------------------------------------------------
Jefferson County Sewer Revenue
  (Capital Improvement Warrants) Series 99A
  FGIC Prerefunded 02/01/2009 @ 101         2,395,873                 2.4
--------------------------------------------------------------------------------
Seattle Municipal Light & Power Revenue
  Series 01                                 2,268,768                 2.3
--------------------------------------------------------------------------------
Massachusetts GO Series 03A                 2,214,804                 2.3
--------------------------------------------------------------------------------
Orlando Waste Water Systems Revenue
  Series 03A AMBAC                          1,609,648                 1.6
--------------------------------------------------------------------------------
Forsyth County GO
  (Public Improvement) Series 03B           1,597,064                 1.6
--------------------------------------------------------------------------------
San Bernardino County COP
  (Medical Center Funding Project)
  Series 95A MBIA
  Prerefunded 08/01/2005 @ 102              1,591,563                 1.6
--------------------------------------------------------------------------------
Franklin County GO Series 03                1,572,465                 1.6
--------------------------------------------------------------------------------
                                         $ 21,924,099                22.2%


--------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 29

WEALTH APPRECIATION STRATEGY
PORTFOLIO OF INVESTMENTS
February 29, 2004 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

COMMON & PREFERRED STOCKS-91.3%

United States Investments-64.1%
Finance-18.5%
Banking-7.9%
Bank of America Corp. ............................          4,700     $  385,024
Citigroup, Inc. ..................................         23,950      1,203,727
Fannie Mae .......................................          7,800        584,220
FleetBoston Financial Corp. ......................          2,900        130,587
Golden West Financial Corp. ......................          1,200        138,504
J.P. Morgan Chase & Co. ..........................          2,000         82,040
National City Corp. ..............................         12,700        453,390
SunTrust Banks, Inc. .............................          3,100        224,161
Wachovia Corp. ...................................          7,500        359,775
Washington Mutual, Inc. ..........................          4,400        197,736
                                                                      ----------
                                                                       3,759,164
                                                                      ----------
Financial Services-4.0%
Lehman Brothers Holdings, Inc. ...................          4,250        368,518
MBNA Corp. .......................................         20,550        561,631
Merrill Lynch & Co., Inc. ........................          5,700        348,897
Morgan Stanley ...................................          4,150        248,004
The Goldman Sachs Group, Inc. ....................          3,500        370,545
                                                                      ----------
                                                                       1,897,595
                                                                      ----------
Insurance-6.6%
American International Group, Inc. ...............          8,550        632,700
Jefferson-Pilot Corp. ............................          4,900        261,856
John Hancock Financial Services, Inc. ............          3,300        139,062
MetLife, Inc. ....................................          6,100        214,415
The Allstate Corp. ...............................          3,600        164,268
The Chubb Corp. ..................................          5,700        404,586
The Hartford Financial Services Group, Inc. ......          3,200        209,600
The Progressive Corp. ............................          4,250        351,305
Torchmark Corp. ..................................          2,700        140,724
Travelers Property Casualty Corp. Cl.A ...........          4,600         83,536
UnitedHealth Group, Inc. .........................          8,050        499,100
XL Capital, Ltd. Cl.A ............................          1,000         76,660
                                                                      ----------
                                                                       3,177,812
                                                                      ----------
                                                                       8,834,571
                                                                      ----------
Technology-12.3%
Data Processing-7.1%
Arrow Electronics, Inc.(a) .......................          3,900         95,940
Avnet, Inc.(a) ...................................          3,700         87,135
Dell, Inc.(a) ....................................         20,300        662,795
Electronic Arts, Inc.(a) .........................          8,750        412,650
EMC Corp.(a) .....................................          7,900        113,128
Hewlett-Packard Co. ..............................         26,400        599,544
Microsoft Corp. ..................................         34,200        906,300


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

Solectron Corp.(a) ...............................         28,300     $  180,837
Tech Data Corp.(a) ...............................          4,000        161,880
VERITAS Software Corp.(a) ........................          6,500        197,730
                                                                      ----------
                                                                       3,417,939
                                                                      ----------
Electrical & Electronics-2.9%
ADC Telecommunications, Inc.(a) ..................         34,500        103,500
Broadcom Corp. Cl.A(a) ...........................          4,350        176,523
Cisco Systems, Inc.(a) ...........................         23,300        538,230
Corning, Inc.(a) .................................         12,100        151,855
Juniper Networks, Inc.(a) ........................          6,900        178,503
Tellabs, Inc.(a) .................................         21,900        212,430
                                                                      ----------
                                                                       1,361,041
                                                                      ----------
Electronic Components & Instruments-2.3%
Applied Materials, Inc.(a) .......................          8,200        174,168
Intel Corp. ......................................         24,550        717,597
Maxim Integrated Products, Inc. ..................          4,300        214,613
                                                                      ----------
                                                                       1,106,378
                                                                      ----------
                                                                       5,885,358
                                                                      ----------
Consumer Cyclical-10.3%
Appliances & Household Durables-0.4%
Whirlpool Corp. ..................................          2,700        196,938
                                                                      ----------
Broadcasting & Publishing-3.9%
Clear Channel Communications, Inc. ...............          4,250        182,920
Comcast Corp. Cl.A Special(a) ....................         22,550        658,911
R.R. Donnelley & Sons Co. ........................          2,900         92,104
The E.W. Scripps Co. Cl.A ........................          1,700        165,512
Viacom, Inc. Cl.B ................................         12,000        461,520
Yahoo!, Inc.(a) ..................................          6,800        301,920
                                                                      ----------
                                                                       1,862,887
                                                                      ----------
Business & Public Services-0.4%
The Interpublic Group of Cos., Inc.(a) ...........         13,000        220,350
                                                                      ----------
Merchandising-5.0%
Bed Bath & Beyond, Inc.(a) .......................          5,200        212,576
eBay, Inc.(a) ....................................          6,150        423,489
Lowe's Cos., Inc. ................................          9,520        533,120
Office Depot, Inc.(a) ............................         17,900        311,997
Target Corp. .....................................          3,750        164,850
The May Department Stores Co. ....................          1,800         63,396
Wal-Mart Stores, Inc. ............................         11,340        675,410
                                                                      ----------
                                                                       2,384,838
                                                                      ----------
Textiles & Apparel-0.6%
V. F. Corp. ......................................          6,400        287,552
                                                                      ----------
                                                                       4,952,565
                                                                      ----------


--------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 31

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

Medical-7.1%
Health & Personal Care-7.1%
Amgen, Inc.(a) .............................             8,000        $  508,240
Avon Products, Inc. ........................             3,350           236,510
Boston Scientific Corp.(a) .................             3,800           155,230
Bristol-Myers Squibb Co. ...................             6,300           175,266
Gilead Sciences, Inc.(a) ...................             2,950           159,920
Guidant Corp. ..............................             1,200            81,768
Johnson & Johnson ..........................             1,200            64,692
Medtronic, Inc. ............................             9,450           443,205
Merck & Co., Inc. ..........................             2,200           105,776
Pfizer, Inc. ...............................            29,000         1,062,850
St. Jude Medical, Inc.(a) ..................             1,480           107,522
Wyeth ......................................             4,100           161,950
Zimmer Holdings, Inc.(a) ...................             1,600           121,024
                                                                      ----------
                                                                       3,383,953
                                                                      ----------
Capital Equipment-4.5%
Aerospace & Defense-0.1%
Goodrich Corp. .............................             1,900            56,031
                                                                      ----------
Automobiles-0.8%
BorgWarner, Inc. ...........................             1,400           126,280
Cooper Tire & Rubber Co. ...................             2,200            43,890
Lear Corp. .................................             3,500           215,705
                                                                      ----------
                                                                         385,875
                                                                      ----------
Industrial Components-0.4%
Eaton Corp. ................................             2,800           163,912
                                                                      ----------
Multi-Industry-3.2%
Cooper Industries, Ltd. Cl.A ...............             3,400           179,894
General Electric Co. .......................            33,810         1,099,501
Textron, Inc. ..............................             4,700           260,098
                                                                      ----------
                                                                       1,539,493
                                                                      ----------
                                                                       2,145,311
                                                                      ----------
Consumer Staples-3.5%
Beverages & Tobacco-1.5%
Altria Group, Inc. .........................             4,200           241,710
Anheuser-Busch Cos., Inc. ..................             3,550           188,931
PepsiCo, Inc. ..............................             5,300           275,070
                                                                      ----------
                                                                         705,711
                                                                      ----------
Food & Household Products-2.0%
Safeway Inc.(a) ............................            10,600           242,422
SUPERVALU, Inc. ............................             2,800            79,240
The Kroger Co.(a) ..........................             7,900           151,838
The Procter & Gamble Co. ...................             2,800           287,028
Walgreen Co. ...............................             5,850           208,611
                                                                      ----------
                                                                         969,139
                                                                      ----------
                                                                       1,674,850


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

Utilities-2.7%
Electric & Gas-2.7%
American Electric Power Co., Inc. ............           10,500       $  362,250
Constellation Energy Group, Inc. .............            3,500          139,125
Entergy Corp. ................................            3,100          183,799
FirstEnergy Corp. ............................            5,400          208,602
Sempra Energy ................................            2,500           79,250
TXU Corp. ....................................            8,900          250,357
Wisconsin Energy Corp. .......................            2,500           80,800
                                                                      ----------
                                                                       1,304,183
                                                                      ----------
Energy-2.4%
Energy Sources-2.4%
ChevronTexaco Corp. ..........................            4,200          371,070
ConocoPhillips ...............................            7,200          495,864
Occidental Petroleum Corp. ...................            6,300          279,720
                                                                      ----------
                                                                       1,146,654
                                                                      ----------
Transportation-1.0%
Transportation - Road & Rail-1.0%
Burlington Northern Santa Fe Corp. ...........            2,800           90,104
CSX Corp. ....................................            6,100          192,333
Norfolk Southern Corp. .......................            7,800          172,848
                                                                      ----------
                                                                         455,285
                                                                      ----------
Industrial Commodities-0.8%
Chemical-0.0%
The Lubrizol Corp. ...........................              500           15,630
                                                                      ----------

Forest & Paper-0.8%
Georgia-Pacific Corp. ........................            5,300          169,865
MeadWestvaco Corp. ...........................            6,600          193,380
                                                                      ----------
                                                                         363,245
                                                                      ----------
                                                                         378,875
                                                                      ----------
Telecommunications-0.5%
Telecommunications-0.5%
Sprint Corp. .................................           10,100          179,073
Verizon Communications, Inc. .................            2,200           84,326
                                                                      ----------
                                                                         263,399
                                                                      ----------
Construction & Housing-0.5%
Building Materials-0.5%
Masco Corp. ..................................            9,200          257,968
                                                                      ----------

Total United States Investments
   (cost $28,639,478) ........................                        30,682,972
                                                                      ----------

Foreign Investments-27.2%
Australia-0.1%
Qantas Airways, Ltd. .........................           21,300           60,970

                                                                      ----------

Brazil-0.2%
Petroleo Brasileiro, SA (ADR) ................            3,700          103,970
                                                                      ----------


--------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 33

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

Canada-0.8%
Bank of Nova Scotia ............................           4,100      $  210,017
Petro-Canada ...................................           2,500         112,520
Royal Bank of Canada(a) ........................           1,200          56,813
                                                                      ----------
                                                                         379,350
                                                                      ----------
China-0.0%
China Petroleum & Chemical Corp. Cl.H ..........          50,000          21,036
                                                                      ----------

Finland-0.6%
Nokia Oyj (ADR) ................................           9,700         211,169
Nokia Oyj ......................................           2,685          58,894
                                                                      ----------
                                                                         270,063
                                                                      ----------
France-4.3%
Alcatel, SA(a) .................................           4,225          68,440
Arcelor ........................................          10,300         188,505
Assurances Generales de France(a) ..............           3,100         199,400
Aventis, SA ....................................           1,700         130,287
BNP Paribas, SA ................................           4,788         302,912
Compagnie de Saint-Gobain ......................           1,200          63,078
Essilor International, SA ......................           1,104          63,389
France Telecom, SA(a) ..........................           3,435          94,747
L'Oreal, SA ....................................           1,396         114,892
LVMH Moet Hennessy Louis Vuitton, SA ...........           2,661         203,607
PSA Peugeot Citroen ............................           1,100          54,811
Sanofi-Synthelabo, SA ..........................           1,548         105,927
Schneider Electric, SA .........................           1,461          97,247
Societe Generale ...............................           1,100          97,784
Societe Television Francaise 1(a) ..............             991          34,153
Total, SA ......................................           1,237         226,235
                                                                      ----------
                                                                       2,045,414
                                                                      ----------
Germany-1.9%
Altana AG(a) ...................................           1,374          84,259
Bayerische Motoren Werke AG(a) .................           1,699          72,673
Continental AG .................................           3,300         135,365
HeidelbergCement AG(a) .........................           1,200          53,747
MAN AG(a) ......................................           1,800          63,086
Porsche AG pfd .................................             105          61,184
SAP AG .........................................           1,193         188,502
Siemens AG .....................................           1,601         123,597
Volkswagen AG ..................................           2,800         131,681
                                                                      ----------
                                                                         914,094
                                                                      ----------
Hong Kong-0.1%
Esprit Holdings, Ltd. ..........................           4,000          15,775
Li & Fung, Ltd. ................................          28,000          54,674
                                                                      ----------
                                                                          70,449
                                                                      ----------
Hungary-0.2%
MOL Magyar Olaj-es Gazipari Rt .................           2,700          89,035
                                                                      ----------


--------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

Ireland-0.6%
Allied Irish Banks PLC ...........................          5,281     $   80,815
CRH PLC ..........................................          6,369        133,123
Depfa Bank PLC ...................................            400         62,705
                                                                      ----------
                                                                         276,643
                                                                      ----------
Israel-0.4%
Bank Hapoalim, Ltd. ..............................         26,300         66,438
Teva Pharmaceutical Industries, Ltd. (ADR) .......          1,700        110,500
                                                                      ----------
                                                                         176,938
                                                                      ----------
Italy-0.8%
Eni SpA(a) .......................................         13,894        272,604
UniCredito Italiano SpA ..........................         18,835         99,358
                                                                      ----------

                                                                         371,962
                                                                      ----------
Japan-4.9%
Canon, Inc. ......................................          9,000        439,145
Eisai Co., Ltd. ..................................          1,900         51,572
Fujisawa Pharmaceutical Co., Ltd. ................          2,000         48,062
Funai Electric Co., Ltd. .........................            300         42,102
Honda Motor Co., Ltd. ............................          3,500        152,515
Hoya Corp. .......................................          2,100        197,052
JFE Holdings, Inc. ...............................          4,200        106,120
KDDI Corp. .......................................              9         46,716
Keyence Corp. ....................................            500        103,127
Matsushita Electric Industrial Co., Ltd. .........          4,000         58,333
Mitsubishi Corp. .................................          9,000         88,818
Mitsubishi Tokyo Financial Group, Inc. ...........              8         61,519
NEC Electronics Corp.(a) .........................            300         18,950
Nippon Meat Packers, Inc. ........................          6,000         65,199
Nissan Motor Co., Ltd. ...........................         20,300        225,421
Nitto Denko Corp. ................................          2,600        128,530
Promise Co., Ltd. ................................          1,600         96,965
Ricoh Co., Ltd. ..................................          5,000        101,158
Sumitomo Mitsui Financial Group, Inc. ............             21        116,885
Takeda Chemical Industries, Ltd. .................          1,500         61,793
Tokyo Electron, Ltd. .............................            600         36,197
UFJ Holdings, Inc.(a) ............................             24        107,658
                                                                      ----------
                                                                       2,353,837
                                                                      ----------
Mexico-0.4%
America Movil SA de CV (ADR) .....................          2,800         99,848
Cemex SA de CV (ADR) .............................          3,600        103,860
                                                                      ----------
                                                                         203,708
                                                                      ----------
Netherlands-0.5%
ASML Holding NV(a) ...............................          4,959         91,621
DSM NV ...........................................          2,700        128,019
                                                                      ----------
                                                                         219,640
                                                                      ----------


--------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 35

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

Singapore-0.4%
Flextronics International, Ltd.(a) ...............          3,300     $   59,730
Singapore Telecommunications, Ltd. ...............        100,000        136,918
                                                                      ----------
                                                                         196,648
                                                                      ----------
South Korea-0.9%
Hyundai Motor Co., Ltd. ..........................          1,600         67,883
Kookmin Bank(a) ..................................          1,600         66,661
POSCO ............................................            900        132,117
Samsung Electronics Co., Ltd. (GDR)(b) ...........            394         91,999
Shinhan Financial Group Co., Ltd. ................          4,000         73,483
                                                                      ----------
                                                                         432,143
                                                                      ----------
Spain-0.6%
ACS, Actividades de Construccion
  y Servicios, SA ................................          1,213         61,453
Banco Bilbao Vizcaya Argentaria, SA ..............          6,088         84,076
Repsol YPF, SA ...................................          6,200        127,276
                                                                      ----------
                                                                         272,805
                                                                      ----------
Sweden-0.4%
Electrolux AB Cl.B ...............................          2,500         52,831
Sandvik AB .......................................            824         26,453
Svenska Cellulosa AB Cl.B ........................          3,100        123,302
Telefonaktiebolaget LM Ericsson Cl.B(a) ..........          2,315          6,762
                                                                      ----------
                                                                         209,348
                                                                      ----------
Switzerland-2.4%
Alcon, Inc. ......................................          4,500        282,870
Credit Suisse Group ..............................          8,454        308,365
Novartis AG ......................................          2,148         94,884
Roche Holdings AG ................................            900         93,084
Swiss Re(a) ......................................          2,709        195,486
UBS AG ...........................................          2,142        157,784
                                                                      ----------
                                                                       1,132,473
                                                                      ----------
Taiwan-0.7%
Compal Electronics, Inc. (GDR)(a)(b) .............         18,100        121,270
Hon Hai Precision Industry Co., Ltd. (GDR)(b) ....          6,750         65,813
Taiwan Semiconductor Manufacturing Co.,
   Ltd. (ADR) ....................................         14,850        154,291
                                                                      ----------
                                                                         341,374
                                                                      ----------
Thailand-0.2%
PTT Public Co., Ltd. .............................         24,900        102,021
                                                                      ----------
United Kingdom-5.8%
AstraZeneca PLC ..................................          3,712        176,108
Aviva PLC ........................................         13,700        143,645
BHP Billiton PLC .................................          6,282         57,692
BP PLC ...........................................         16,700        134,352
British Sky Broadcasting Group PLC(a) ............          2,724         36,512
Carnival PLC .....................................          3,406        158,741
George Wimpey PLC ................................          6,300         45,179
GlaxoSmithKline PLC ..............................          9,800        204,232


--------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

                                                     Shares or
                                                     Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------

GUS PLC ........................................           4,734     $    64,333
Hilton Group PLC ...............................          17,454          71,791
HSBC Holdings PLC ..............................          11,060         180,012
InterContinental Hotels Group PLC ..............           5,700          55,102
Reckitt Benckiser PLC ..........................           6,857         179,230
Royal & Sun Alliance Insurance Group PLC .......          37,700          72,364
Royal Bank of Scotland Group PLC ...............           6,963         220,576
Smith & Nephew PLC .............................          11,021         105,158
Standard Chartered PLC .........................           8,032         138,568
Taylor Woodrow PLC .............................           8,800          44,253
Tesco PLC ......................................          42,744         204,618
Vodafone Group PLC .............................         127,687         318,678
Whitbread PLC ..................................           7,700         105,786
WPP Group PLC ..................................           4,344          48,616
                                                                     -----------
                                                                       2,765,546
                                                                     -----------
Total Foreign Investments
   (cost $11,964,650) ..........................                      13,009,467
                                                                     -----------
Total Common & Preferred Stocks
   (cost $40,604,128) ..........................                      43,692,439
                                                                     -----------
SHORT-TERM INVESTMENT-7.6%
Time Deposit-7.6%
State Street Euro Dollar
   0.50%, 3/01/04
   (cost $3,663,000) ...........................     $     3,663       3,663,000
                                                                     -----------
Total Investments-98.9%
   (cost $44,267,128) ..........................                      47,355,439
Other assets less liabilities-1.1% .............                         523,740
                                                                     -----------
Net Assets-100% ................................                     $47,879,179
                                                                     -----------

FINANCIAL FUTURES CONTRACTS PURCHASED (see Note D)
                                                   Value at
              Number of  Expiration   Original   February 29,   Unrealized
    Type       Contracts    Month       Value        2004      Appreciation
--------------------------------------------------------------------------------
Euro Stoxx 50     28     March 2004   $ 957,597  $ 1,009,204    $ 51,607


--------------------------------------------------------------------------------

(a) Non-income producing security.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2004, the aggregate market value of these securities amounted to $279,082 or 0.1% of net assets.
    Glossary of Terms:
    ADR   - American Depositary Receipt
    GDR   - Global Depositary Receipt
    Pfd.  - Preferred stock
    See notes to financial statements.


--------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 37

BALANCED WEALTH STRATEGY
PORTFOLIO OF INVESTMENTS
February 29, 2004 (unaudited)

                                                Principal
                                                   Amount
                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------

MUNICIPAL BONDS-52.4%

United States Investment-52.4%
Long-Term Municipal Bonds-47.1%
Alabama-2.0%
Jefferson County Sewer Revenue (Capital
Improvement Warrants) Series 99A FGIC
   Prerefunded 02/01/2009 @ 101
   5.00%, 2/01/33 ...........................   $    1,345   $1,530,112
   5.00%, 2/01/41 ...........................        1,100    1,258,928
                                                             ----------
                                                              2,789,040
                                                             ----------
Arkansas-1.0%
Hot Springs Sales & Use Tax Series 01
   4.125%, 7/01/08 ..........................        1,275    1,365,410
                                                             ----------
California-0.3%
California GO Series 03
   4.00%, 2/01/08 ...........................          450      474,134
                                                             ----------
Colorado-1.8%
Regional Transportation District COP
   (Transit Vehicles) Series 02A AMBAC
   2.30%, 12/01/22 ..........................        2,400    2,423,976
                                                             ----------
Connecticut-2.6%
Connecticut GO Series 03G
   5.00%, 3/15/10 ...........................        1,500    1,709,700
Connecticut State Development Authority
PCR AMBAC
   3.35%, 5/01/31 ...........................        1,730    1,769,842
                                                             ----------
                                                              3,479,542
                                                             ----------
District of Columbia-1.3%
District of Columbia GO Series 03A MBIA
   5.50%, 6/01/10 ...........................        1,480    1,719,375
                                                             ----------
Florida-4.3%
Broward County GO Series 03
   5.00%, 1/01/08 ...........................        1,500    1,667,910
Dade County School District Series 94 MBIA
   5.00%, 8/01/12 ...........................        1,100    1,257,168
Florida Board of Education (Public Education)
   Series 03B
   5.00%, 6/01/09 ...........................        1,340    1,519,158
Live Oak Community Development
   District No. 001 Series 03B
   5.30%, 5/01/08 ...........................           90       91,673
Seacoast Utility Authority (Water & Sewer
   Utility Systems) Series 01 FGIC
   5.25%, 3/01/10 ...........................        1,210    1,391,996
                                                             ----------
                                                              5,927,905
                                                             ----------


--------------------------------------------------------------------------------
38 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

                                                Principal
                                                   Amount
                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------

Hawaii-1.5%
Hawaii GO Series 02CY FSA
   5.25%, 2/01/09 ...............................   $    1,800  $ 2,047,014
                                                                -----------
Illinois-1.3%
Chicago GO (Emergency Telephone System)
   Series 99 FGIC
    5.00%, 1/01/09 ...............................        1,135   1,270,928
Winnebago & Boone Counties
   School District No. 205 Series 03
   2.27%, 10/28/04 ..............................          450      452,119
                                                                -----------
                                                                  1,723,047
                                                                -----------
Indiana-0.2%
Rockport PCR Series 03C
   (Indiana Michigan Power Co. Project)
   2.625%, 4/01/25 ..............................          220      220,407
                                                                -----------
Kentucky-1.0%
Kentucky Property & Buildings
   Community Revenue Project No. 74 Series 02
   5.375%, 2/01/08 ..............................        1,265    1,427,363
                                                                -----------
Maryland-2.2%
Maryland GO (State & Local Facilities) Series 02B
   5.25%, 2/01/09 ...............................        2,600    2,969,798
                                                                -----------
Massachusetts-4.3%
Massachusetts GO Series 04A
   5.00%, 8/01/08 ...............................          540      602,980
   5.375%, 8/01/08 ..............................        1,075    1,217,233
   5.75%, 6/01/12 ...............................        1,500    1,784,940
Route 3 North Transportation
   Improvement Association Series 00 MBIA
   5.375%, 6/15/33 ..............................        1,925    2,250,980
                                                                -----------
                                                                  5,856,133
                                                                -----------
Minnesota-0.8%
Minneapolis School District No. 001 Series 97
   5.00%, 2/01/14 ...............................        1,000    1,066,270
                                                                -----------
Nevada-0.2%
Clark County PCR Series 00C AMT
   3.25%, 6/01/31 ...............................          335      335,767
                                                                -----------
New Hampshire-0.2%
New Hampshire Business Finance Authority PCR
   Series 97A AMT
   2.05%, 7/01/27 ...............................          325      326,846
                                                                -----------


--------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 39

                                                Principal
                                                   Amount
                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------

New Jersey-3.0%
New Jersey Economic Development Authority
   Series 01A MBIA
   5.00%, 7/01/11 ...........................   $    1,645   $1,885,532
New Jersey Tobacco Settlement Financing Corp.
   Series 03
   4.375%, 6/01/19 ..........................          460      450,147
New Jersey TRANS Series 03A
   2.00%, 6/25/04 ...........................        1,690    1,695,813
                                                             ----------
                                                              4,031,492
                                                             ----------
New York-2.6%
New York City GO Series 04B
   5.00%, 8/01/12 ...........................        1,315    1,465,712
New York Environmental Facilities Corp. SWDR
   (Waste Management Project) Series 02A AMT
   4.00%, 5/01/12 ...........................          210      210,840
New York Thruway Authority Service
   Contract Revenue (Local Highway & Bridge)
   Series 63A
   5.00%, 3/15/09 ...........................          850      950,334
New York Tobacco Settlement Financing Corp. .
   Series 03C-1
   5.25%, 6/01/13 ...........................          815      870,094
                                                             ----------
                                                              3,496,980
                                                             ----------
North Carolina-1.6%
Forsyth County GO (Public Improvement)
   Series 03B
   5.00%, 3/01/10 ...........................        1,500    1,711,140
North Carolina Municipal Power Agency No. 1
   Catawba Electric Revenue Series 93 ACA-CBI
   5.50%, 1/01/10 ...........................          385      432,374
                                                             ----------
                                                              2,143,514
                                                             ----------
Oregon-1.3%
Oregon Department of Transportation
   (Regional Light Rail Extension-Westside)
   AMBAC
   5.00%, 6/01/09 ...........................        1,515    1,721,570
                                                             ----------
Pennsylvania-2.4%
Allegheny County Airport Revenue
   (Pittsburgh Int'l Airport) Series 97 MBIA AMT
   5.75%, 1/01/06 ...........................          650      695,331
Beaver County IDA PCR
   (Cleveland Electric Project) Series 98
   3.75%, 10/01/08 ..........................          280      281,641
Philadelphia GO Series 03A XLCA
   5.00%, 2/15/11 ...........................        2,000    2,274,760
                                                             ----------
                                                              3,251,732
                                                             ----------


--------------------------------------------------------------------------------
40 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

                                                Principal
                                                   Amount
                                                     (000)     U.S. $ Value
--------------------------------------------------------------------------------

South Carolina-2.0%
Richland County School District No. 001
   Series 03 FSA SCSDE
   4.75%, 3/01/09 ............................   $     1,130   $ 1,263,883
York County School District No. 003
   (Rock Hill School District) Series 03 SCSDE
   5.00%, 3/01/10 ............................         1,335     1,514,958
                                                               -----------
                                                                 2,778,841
                                                               -----------
Texas-5.1%
Brazos River Authority PCR AMT (Electric Co.)
   Series 95B AMT
   5.05%, 6/01/30 ............................           240      252,951
Katy Development Authority (Metro Contract)
   Series 99A
   5.75%, 6/01/09 ............................           500      534,650
North Texas Thruway Authority Dallas North
   Thruway Systems Revenue Series 03C
   5.00%, 1/01/07 ............................           940    1,026,085
San Antonio Electric & Gas Series 01
   5.25%, 2/01/09 ............................         1,600    1,814,800
Texas Public Finance Authority Revenue
   (Unemployment Compensation Assessment)
   Series 03A FSA
   5.00%, 6/15/08 ............................         1,500    1,678,560
Texas TRANS Series 03
   2.00%, 8/31/04 ............................         1,600    1,608,256
                                                              -----------
                                                                6,915,302
                                                              -----------
Washington-3.7%
Seattle Municipal Light & Power Revenue
   Series 01
   5.50%, 3/01/08 ............................         1,300    1,472,237
   5.50%, 3/01/09 ............................         1,000    1,148,640
Washington County School District (St. George)
   Series 01
   5.00%, 3/01/07 ............................         1,100    1,206,898
Washington Public Power Supply System
   (Nuclear Project No. 2) Series 98A
   5.75%, 7/01/09 ............................         1,100    1,271,314
                                                              -----------
                                                                5,099,089
                                                              -----------
Wisconsin-0.4%
Badger Tobacco Asset Securitization Corp. ....
   Series 02
   6.125%, 6/01/27 ...........................           500     486,365
                                                             -----------
Total Long-Term Municipal Bonds
   (cost $62,508,875) ........................                64,076,912
                                                             -----------


--------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 41

                                                    Shares or
                                                    Principal
                                                       Amount
Company                                                 (000)   U.S. $ Value
--------------------------------------------------------------------------------

Short-Term Municipal Notes(a)-5.3%
Alaska-2.2%
Valdez Alaska Marine Team Revenue
   (BP Pipelines, Inc. Project) Series 01
   0.83%, 7/01/37 .............................   $     3,000   $ 3,000,000
                                                                -----------
California-2.1%
Irvine Improvement Bond Act 1915
   (Assessment District No. 87-8) Series 99
   0.98%, 9/02/24 .............................         2,800     2,800,000
                                                                -----------
Illinois-0.7%
Illinois Health Facilities Authority
   (Resurrection Health) Series 99A FSA
   0.91%, 5/15/29 .............................         1,000     1,000,000
                                                                -----------
Kentucky-0.3%
Louisville & Jefferson County Regional Airport
   Authority Special Facilities Revenue Series 99A
   0.84%, 1/01/29 .............................           400       400,000
                                                                -----------
Total Short-Term Municipal Notes
   (cost $7,200,000) ..........................                   7,200,000
                                                                -----------
Total Municipal Bonds
   (cost $69,708,875) .........................                  71,276,912
                                                                -----------
COMMON & PREFERRED STOCKS-45.6%

United States Investments-31.6%
Finance-8.3%
Banking-3.4%
Bank of America Corp. .........................         4,600       376,832
Citigroup, Inc. ...............................        33,500     1,683,710
Fannie Mae ....................................        11,000       823,900
FleetBoston Financial Corp. ...................         8,700       391,761
Golden West Financial Corp. ...................         2,600       300,092
National City Corp. ...........................         3,100       110,670
SunTrust Banks, Inc. ..........................         4,500       325,395
Wachovia Corp. ................................         5,200       249,444
Washington Mutual, Inc. .......................         7,500       337,050
                                                                -----------
                                                                  4,598,854
                                                                -----------
Financial Services-1.8%
Lehman Brothers Holdings, Inc. ................         5,150       446,557
MBNA Corp. ....................................        29,550       807,601
Merrill Lynch & Co., Inc. .....................         7,700       471,317
Morgan Stanley ................................         5,450       325,692
The Goldman Sachs Group, Inc. .................         4,300       455,241
                                                                -----------
                                                                  2,506,408
                                                                -----------


--------------------------------------------------------------------------------
42 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Company                                           Shares   U.S. $ Value
--------------------------------------------------------------------------------

Insurance-3.1%
American International Group, Inc. ........       11,650   $  862,100
Jefferson-Pilot Corp. .....................        8,200      438,208
John Hancock Financial Services, Inc. .....        8,300      349,762
MetLife, Inc. .............................        7,600      267,140
The Chubb Corp. ...........................        6,800      482,664
The Hartford Financial Services Group, Inc.        4,900      320,950
The Progressive Corp. .....................        5,600      462,896
Travelers Property Casualty Corp. Cl.A ....        7,000      127,120
UnitedHealth Group, Inc. ..................       11,550      716,100
XL Capital Ltd. Cl.A ......................        1,900      145,654
                                                           ----------
                                                            4,172,594
                                                           ----------
                                                           11,277,856
                                                           ----------
Technology-6.4%
Data Processing-3.8%
Arrow Electronics, Inc.(b) ................        6,500      159,900
Avnet, Inc.(b) ............................       14,200      334,410
Dell, Inc.(b) .............................       28,700      937,055
Electronic Arts, Inc.(b) ..................       12,250      577,710
EMC Corp.(b) ..............................       11,200      160,384
Hewlett-Packard Co. .......................       36,500      828,915
Microsoft Corp. ...........................       49,600    1,314,400
Solectron Corp.(b) ........................       30,400      194,256
Tech Data Corp.(b) ........................        7,900      319,713
VERITAS Software Corp.(b) .................        8,800      267,696
                                                           ----------
                                                            5,094,439
                                                           ----------
Electrical & Electronics-1.5%
ADC Telecommunications, Inc.(b) ...........       32,400       97,200
Broadcom Corp. Cl.A(b) ....................        6,200      251,596
Cisco Systems, Inc.(b) ....................       33,700      778,470
Corning, Inc.(b) ..........................       35,700      448,035
Juniper Networks, Inc.(b) .................        8,400      217,308
Tellabs, Inc.(b) ..........................       26,600      258,020
                                                           ----------
                                                            2,050,629
                                                           ----------
Electronic Components & Instruments-1.1%
Applied Materials, Inc.(b) ................       10,100      214,524
Intel Corp. ...............................       33,900      990,897
Maxim Integrated Products, Inc. ...........        6,000      299,460
                                                           ----------
                                                            1,504,881
                                                           ----------
                                                            8,649,949
                                                           ----------
Consumer Cyclical-4.9%
Appliances & Household Durables-0.2%
Whirlpool Corp. ...........................        3,200      233,408
                                                           ----------
Broadcasting & Publishing-1.8%
Clear Channel Communications, Inc. ........        6,200      266,848
Comcast Corp. Cl.A Special(b) .............       27,550      805,011
R.R. Donnelley & Sons Co. .................        3,700      117,512


--------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 43

Company                                      Shares   U.S. $ Value
--------------------------------------------------------------------------------

The E.W. Scripps Co. Cl.A ............        2,400   $  233,664
Viacom, Inc. Cl.B ....................       16,550      636,513
Yahoo!, Inc.(b) ......................        9,200      408,480
                                                      ----------
                                                       2,468,028
                                                      ----------
Business & Public Services-0.2%
The Interpublic Group of Cos., Inc.(b)       17,400      294,930
                                                      ----------
Merchandising-2.4%
Bed Bath & Beyond, Inc.(b) ...........        7,550      308,644
eBay, Inc.(b) ........................        8,100      557,766
Lowe's Cos., Inc. ....................       12,900      722,400
Office Depot, Inc.(b) ................       13,900      242,277
Target Corp. .........................        5,300      232,988
The May Department Stores Co. ........        7,900      278,238
Wal-Mart Stores, Inc. ................       15,800      941,048
                                                      ----------
                                                       3,283,361
                                                      ----------
Textiles & Apparel-0.3%
V. F. Corp. ..........................        9,000      404,370
                                                      ----------
                                                       6,684,097
                                                      ----------
Medical-3.7%
Health & Personal Care-3.7%
Amgen, Inc.(b) .......................       11,050      702,006
Avon Products, Inc. ..................        4,600      324,760
Boston Scientific Corp.(b) ...........        5,300      216,505
Bristol-Myers Squibb Co. .............        2,900       80,678
Gilead Sciences, Inc.(b) .............        3,900      211,419
Guidant Corp. ........................        2,500      170,350
Johnson & Johnson ....................        2,700      145,557
Medtronic, Inc. ......................       13,300      623,770
Merck & Co., Inc. ....................        8,800      423,104
Pfizer, Inc. .........................       42,000    1,539,300
St. Jude Medical, Inc.(b) ............        1,890      137,309
Wyeth ................................        7,000      276,500
Zimmer Holdings, Inc.(b) .............        2,200      166,408
                                                      ----------
                                                       5,017,666
                                                      ----------
Capital Equipment-2.3%
Aerospace & Defense-0.1%
Goodrich Corp. .......................        5,700      168,093
                                                      ----------

Automobiles-0.4%
BorgWarner, Inc. .....................        2,200      198,440
Cooper Tire & Rubber Co. .............        4,400       87,780
Lear Corp. ...........................        5,200      320,476
                                                      ----------
                                                         606,696
                                                      ----------
Industrial Components-0.2%
Eaton Corp. ..........................        4,800      280,992
                                                      ----------


--------------------------------------------------------------------------------
44 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Company                                  Shares   U.S. $ Value
--------------------------------------------------------------------------------

Multi-Industry-1.6%
Cooper Industries, Ltd. Cl.A .....        5,800   $  306,878
General Electric Co. .............       45,100    1,466,652
Textron, Inc. ....................        6,500      359,710
                                                  ----------
                                                   2,133,240
                                                  ----------
                                                   3,189,021
                                                  ----------
Consumer Staples-1.7%
Beverages & Tobacco-0.8%
Altria Group, Inc. ...............        5,500      316,525
Anheuser-Busch Cos., Inc. ........        5,050      268,761
PepsiCo, Inc. ....................        8,200      425,580
                                                  ----------
                                                   1,010,866
                                                  ----------
Food & Household Products-0.9%
SUPERVALU, Inc. ..................        8,200      232,060
The Kroger Co.(b) ................       15,300      294,066
The Procter & Gamble Co. .........        3,950      404,915
Walgreen Co. .....................        8,850      315,591
                                                  ----------
                                                   1,246,632
                                                  ----------
                                                   2,257,498
                                                  ----------
Utilities-1.6%
Electric & Gas-1.6%
American Electric Power Co., Inc.        12,900      445,050
Constellation Energy Group, Inc. .       10,200      405,450
Entergy Corp. ....................        5,500      326,095
FirstEnergy Corp. ................        9,200      355,396
TXU Corp. ........................       13,600      382,568
Wisconsin Energy Corp. ...........        7,200      232,704
                                                  ----------
                                                   2,147,263
                                                  ----------
Energy-1.1%
Energy Sources-1.1%
ChevronTexaco Corp. ..............        5,800      512,430
ConocoPhillips ...................        9,600      661,152
Occidental Petroleum Corp. .......        7,900      350,760
                                                  ----------
                                                   1,524,342
                                                  ----------
Industrial Commodities-0.6%
Chemical-0.0%
The Lubrizol Corp. ...............        2,200       68,772
                                                  ----------
Forest & Paper-0.6%
Georgia-Pacific Corp. ............       15,600      499,980
MeadWestvaco Corp. ...............       10,000      293,000
                                                  ----------
                                                     792,980
                                                  ----------
                                                     861,752
                                                  ----------
Transportation-0.6%
Transportation - Road & Rail-0.6%
Burlington Northern Santa Fe Corp.        5,500      176,990
CSX Corp. ........................        2,300       72,519
Norfolk Southern Corp. ...........       22,700      503,032
                                                  ----------
                                                     752,541
                                                  ----------


--------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 45

Company                                     Shares   U.S. $ Value
--------------------------------------------------------------------------------

Construction & Housing-0.3%
Building Materials-0.3%
Masco Corp. .........................       15,000   $  420,600
                                                     ----------
Telecommunications-0.1%
Telecommunications-0.1%
Sprint Corp. ........................       10,000      177,300
                                                     ----------
Total United States Investments
   (cost $37,327,737) ...............                42,959,885
                                                     ----------
Foreign Investments-14.0%
Australia-0.1%
Qantas Airways, Ltd. ................       27,300       78,145
                                                     ----------
Brazil-0.1%
Petroleo Brasileiro, SA (ADR) .......        5,600      157,360
                                                     ----------
Canada-0.5%
Bank of Nova Scotia .................        5,900      302,220
Magna International, Inc. Cl.A ......        2,000      157,977
Royal Bank of Canada(b) .............        3,400      160,968
                                                     ----------
                                                        621,165
                                                     ----------
China-0.0%
China Petroleum & Chemical Corp. Cl.H      132,000       55,535
                                                     ----------
Finland-0.3%
Nokia Oyj (ADR) .....................       13,700      298,249
Nokia Oyj ...........................        4,380       96,072
                                                     ----------
                                                        394,321
                                                     ----------
France-2.4%
Alcatel, SA(b) ......................        8,233      133,365
Arcelor .............................       16,700      305,634
Assurances Generales de France(b) ...        4,900      315,180
Aventis, SA .........................        3,000      229,919
BNP Paribas, SA .....................        7,162      453,104
Compagnie de Saint-Gobain ...........        1,700       89,361
Essilor International, SA ...........        1,600       91,868
France Telecom, SA(b) ...............        7,237      199,617
L'Oreal, SA .........................        2,033      167,317
LVMH Moet Hennessy Louis Vuitton, SA         3,696      282,800
PSA Peugeot Citroen .................        3,400      169,416
Sanofi-Synthelabo, SA ...............        2,495      170,728
Schneider Electric, SA ..............        2,209      147,035
Societe Generale ....................        1,700      151,121
Societe Television Francaise 1(b) ...        2,029       69,925
Total, SA ...........................        1,590      290,795
                                                     ----------
                                                      3,267,185
                                                     ----------


--------------------------------------------------------------------------------
46 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Company                                           Shares    U.S. $ Value
--------------------------------------------------------------------------------

Germany-1.2%
Altana AG(b) ...............................        1,906   $  116,884
AMB Generali Holding AG ....................        1,200       94,789
Bayerische Motoren Werke AG(b) .............        3,386      144,832
Continental AG .............................        6,000      246,118
Hannover Rueckversicherung AG ..............        2,800      100,154
HeidelbergCement AG(b) .....................        2,100       94,058
MAN AG(b) ..................................        3,000      105,143
Porsche AG pfd .............................          213      124,117
SAP AG .....................................        1,299      205,251
Siemens AG .................................        2,191      169,144
Volkswagen AG ..............................        3,800      178,710
                                                            ----------
                                                             1,579,200
                                                            ----------
Hong Kong-0.1%
Li & Fung, Ltd. ............................       40,000       78,106
                                                            ----------
Hungary-0.1%
MOL Magyar Olaj-es Gazipari Rt. (GDR)(c) ...        2,500       81,375
MOL Magyar Olaj-es Gazipari Rt .............        1,200       39,571
                                                            ----------
                                                               120,946
                                                            ----------
Ireland-0.4%
Allied Irish Banks PLC .....................        9,310      142,471
Bank of Ireland ............................        5,700       75,172
CRH PLC ....................................        9,335      195,118
Depfa Bank PLC .............................          740      116,004
                                                            ----------
                                                               528,765
                                                            ----------
Israel-0.1%
Bank Hapoalim, Ltd. ........................       33,100       83,616
Teva Pharmaceutical Industries, Ltd. (ADR) .        1,900      123,500
                                                            ----------
                                                               207,116
                                                            ----------
Italy-0.4%
Eni SpA(b) .................................       23,286      456,877
UniCredito Italiano SpA ....................       21,882      115,432
                                                            ----------
                                                               572,309
                                                            ----------
Japan-2.5%
Canon, Inc. ................................       13,000      634,320
Eisai Co., Ltd. ............................        2,500       67,858
Funai Electric Co., Ltd. ...................          600       84,204
Honda Motor Co., Ltd. ......................        5,600      244,024
Hoya Corp. .................................        3,200      300,270
JFE Holdings, Inc. .........................        7,100      179,393
KDDI Corp. .................................           12       62,288
Keyence Corp. ..............................          800      165,002
Matsushita Electric Industrial Co., Ltd. ...        6,000       87,499
Mitsubishi Corp. ...........................       10,000       98,686
Mitsubishi Tokyo Financial Group, Inc. .....           11       84,588
Nippon Meat Packers, Inc. ..................       10,000      108,665
Nissan Motor Co., Ltd. .....................       31,200      346,461
Nitto Denko Corp. ..........................        3,700      182,909


--------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 47

Company                                       Shares  U.S. $ Value
--------------------------------------------------------------------------------

Promise Co., Ltd. .....................        2,800   $  169,689
Ricoh Co., Ltd. .......................        9,000      182,085
Sumitomo Mitsui Financial Group, Inc. .           29      161,414
Suzuki Motor Corp. ....................        4,600       73,989
Takeda Chemical Industries, Ltd. ......        1,100       45,315
Tokyo Electron, Ltd. ..................          500       30,164
UFJ Holdings, Inc.(b) .................           35      157,001
                                                       ----------
                                                        3,465,824
                                                       ----------
Mexico-0.2%
America Movil SA de CV (ADR) ..........        3,200      114,112
Cemex SA de CV (ADR) ..................        4,600      132,710
                                                       ----------
                                                          246,822
                                                       ----------
Netherlands-0.2%
ASML Holding NV(b) ....................        6,497      120,036
DSM NV ................................        4,800      227,590
                                                       ----------
                                                          347,626
                                                       ----------
Singapore-0.2%
Flextronics International, Ltd.(b) ....        5,900      106,790
Singapore Telecommunications, Ltd. ....       85,000      116,380
                                                       ----------
                                                          223,170
                                                       ----------
South Korea-0.5%
Hyundai Motor Co., Ltd. ...............        2,100       89,096
Kookmin Bank(b) .......................        2,700      112,491
POSCO .................................        1,500      220,195
Samsung Electronics Co., Ltd. (GDR)(c)           601      140,334
Shinhan Financial Group Co., Ltd. .....        6,500      119,410
                                                       ----------
                                                          681,526
                                                       ----------
Spain-0.1%
ACS, Actividades de Construccion
   y Servicios, SA ....................        1,698       86,023
Banco Bilbao Vizcaya Argentaria, SA ...        5,861       80,941
Repsol YPF, SA ........................        1,400       28,740
                                                       ----------
                                                          195,704
                                                       ----------
Sweden-0.3%
Electrolux AB Cl.B ....................        4,900      103,549
Sandvik AB ............................        1,575       50,562
Svenska Cellulosa AB Cl.B .............        5,400      214,785
Telefonaktiebolaget LM Ericsson Cl.B(b)        3,294        9,621
                                                       ----------
                                                          378,517
                                                       ----------
Switzerland-1.1%
Alcon, Inc. ...........................        5,600      352,016
Credit Suisse Group ...................       12,959      472,688
Novartis AG ...........................        2,047       90,423
Roche Holdings AG .....................          900       93,084
Swiss Re(b) ...........................        3,107      224,206
UBS AG ................................        2,838      209,052
                                                       ----------
                                                        1,441,469
                                                       ----------


--------------------------------------------------------------------------------
48 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

                                                  Shares or
                                                  Principal
                                                     Amount
Company                                               (000)    U.S. $ Value
--------------------------------------------------------------------------------

Taiwan-0.3%
Compal Electronics, Inc. (GDR)(b)(c) ........         30,500   $    204,350
Hon Hai Precision Industry Co., Ltd. (GDR)(c)          7,600         74,100
Taiwan Semiconductor Manufacturing Co.,
   Ltd. (ADR) ...............................         14,000        145,460
                                                               ------------
                                                                    423,910
                                                               ------------
Thailand-0.1%
PTT Public Co., Ltd. ........................         43,700        179,048
                                                               ------------
United Kingdom-2.8%
AstraZeneca PLC .............................          6,097        289,260
Aviva PLC ...................................         23,300        244,301
BHP Billiton PLC ............................          8,838         81,166
BP PLC ......................................          3,700         29,767
British Sky Broadcasting Group PLC(b) .......          5,728         76,777
Carnival PLC ................................          4,114        191,739
George Wimpey PLC ...........................         16,200        116,175
GlaxoSmithKline PLC .........................         13,600        283,423
GUS PLC .....................................          6,525         88,673
Hilton Group PLC ............................         11,201         46,071
HSBC Holdings PLC ...........................         14,404        234,439
InterContinental Hotels Group PLC ...........          8,100         78,303
Persimmon PLC ...............................          6,000         63,691
Reckitt Benckiser PLC .......................          9,484        247,895
Royal & Sun Alliance Insurance Group PLC ....         49,100         94,246
Royal Bank of Scotland Group PLC ............          9,222        292,137
Smith & Nephew PLC ..........................         10,211         97,429
Standard Chartered PLC ......................         13,412        231,384
Taylor Woodrow PLC ..........................         21,700        109,123
Tesco PLC ...................................         53,705        257,089
Vodafone Group PLC ..........................        173,428        432,837
Whitbread PLC ...............................         12,400        170,356
WPP Group PLC ...............................          7,245         81,082
                                                               ------------
                                                                  3,837,363
                                                               ------------
Total Foreign Investments
   (cost $16,545,255) .......................                    19,081,132
                                                               ------------
Total Common & Preferred Stocks
   (cost $53,872,992) .......................                    62,041,017
                                                               ------------
SHORT-TERM INVESTMENT-0.3%
Time Deposit-0.3%
State Street Euro Dollar
   0.50%, 3/01/04
   (cost $409,000) ..........................    $       409        409,000
                                                               ------------
Total Investments-98.3%
   (cost $123,990,867) ......................                   133,726,929
Other assets less liabilities-1.7% ..........                     2,350,778
                                                               ------------
Net Assets-100% .............................                  $136,077,707
                                                               ------------


--------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 49

FINANCIAL FUTURES CONTRACTS PURCHASED (see Note D)
                                                   Value at
              Number of  Expiration   Original   February 29,   Unrealized
    Type       Contracts    Month       Value        2004      Appreciation
--------------------------------------------------------------------------------
Euro STOXX 50     13     March 2004   $456,279     $468,559       $12,280


INTEREST RATE SWAP TRANSACTION (see Note D)

                                              Rate Type
                                      ---------------------------
                                         Payment      Payments
    Swap       Notional   Termination    made by     received by    Unrealized
Counterparty    Amount        Date     the Strategy  the Strategy  Appreciation
--------------------------------------------------------------------------------
Merrill Lynch  $ 3,200,000  2/03/06        0.936%      LIBOR+        $259


+ LIBOR (London Interbank Offered Rate)

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(b) Non-income producing security.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2004, the aggregate market value of these securities amounted to $500,159 or 0.4% of net assets.
    Glossary of Terms:
    pfd.    - Preferred Stock
    ACA     - American Capital Access Financial Guaranty Corporation
    ADR     - American Depositary Receipt
    AMBAC   - American Municipal Bond Assurance Corporation
    AMT     - Alternative Minimum Tax--(subject to)
    COP     - Certificate of Participation
    FGIC    - Financial Guaranty Insurance Company
    FSA     - Financial Security Assurance Inc.
    GDR     - Global Depositary Receipt
    GO      - General Obligation
    IDA     - Industrial Development Authority
    MBIA    - Municipal Bond Investors Assurance
    PCR     - Pollution Control Revenue
    SCSDE   - The South Carolina State Department of Education
    SWDR    - Solid Waste Disposal Revenue
    TRANS   - Tax and Revenue Anticipation Notes
    XLCA    - XL Capital Assurance Inc.

    See notes to financial statements.

--------------------------------------------------------------------------------
50 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

WEALTH PRESERVATION STRATEGY
PORTFOLIO OF INVESTMENTS
February 29, 2004 (unaudited)

                                                 Principal
                                                    Amount
                                                     (000)    U.S. $ Value
-------------------------------------------------------------------------
MUNICIPAL BONDS-68.3%
United States Investments-68.3%
Alabama-2.4%
Jefferson County Sewer Revenue
   (Capital Improvement Warrants) Series 99A
   FGIC Prerefunded 02/01/2009 @ 101
   5.00%, 2/01/33 .............................   $   1,100   $1,251,393
   5.00%, 2/01/41 .............................       1,000    1,144,480
                                                              ----------
                                                               2,395,873
                                                              ----------
Alaska-1.2%
North Slope Boro (Capital Appreciation)
   Series 63A MBIA
   Zero coupon, 6/30/05 .......................       1,200    1,179,108
                                                              ----------
Arkansas-1.0%
Hot Springs Sales & Use Tax Series 01
   4.125%, 7/01/08 ............................         965    1,033,428
                                                              ----------
California-3.0%
California Department of Water Resources
   Power Supply Revenue Series 02A MBIA-IBC
   5.50%, 5/01/10 .............................         325      378,927
California GO Series 03
   4.00%, 2/01/08 .............................         455      479,402
   4.75%, 3/01/06 .............................         500      528,465
San Bernardino County COP (Medical Center
   Funding Project) Series 95A MBIA
   Prerefunded 08/01/2005 @ 102
   6.50%, 8/01/28 .............................       1,450    1,591,563
                                                              ----------
                                                               2,978,357
                                                              ----------
Connecticut-3.8%
Connecticut GO Series 03G
   5.00%, 3/15/10 .............................       1,000    1,139,800
Connecticut Special Tax Obligation Revenue
   (Transportation Infrastructure) Series 95B FGIC
   Prerefunded 10/01/2004 @ 101
   5.625%, 10/01/14 ...........................       1,240    1,286,017
Connecticut State Development Authority
   PCR Series 96 AMBAC AMT
   3.35%, 5/01/31 .............................       1,300    1,329,939
                                                              ----------
                                                               3,755,756
                                                              ----------
District of Columbia-3.6%
District of Columbia GO Series 93B-1 AMBAC
   5.50%, 6/01/07 .............................       1,000    1,117,410

   5.50%, 6/01/10 .............................       1,135    1,318,575
   5.80%, 6/01/04 .............................       1,100    1,112,969
                                                              ----------
                                                               3,548,954
                                                              ----------


--------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 51

                                                Principal
                                                   Amount
                                                    (000)    U.S. $ Value
--------------------------------------------------------------------------------

Florida-7.7%
Broward County GO Series 03
   5.00%, 1/01/09 ...........................   $    1,200   $1,348,380
Dade County School District Series 94 MBIA
   5.00%, 8/01/12 ...........................        1,000    1,142,880
Florida Board of Education Lottery Revenue
   Series 03A
   4.00%, 7/01/05 ...........................        1,200    1,245,732
Florida Board of Education (Public Education)
   Series 03B
   5.00%, 6/01/09 ...........................        1,000    1,133,700
Florida Department of Transportation
   (Right of Way) Series 03A
   3.00%, 7/01/05 ...........................        1,100    1,127,467
Orlando Waste Water Systems Revenue
    Series 03A AMBAC
   2.00%, 10/01/04 ..........................        1,600    1,609,648
                                                             ----------
                                                              7,607,807
                                                             ----------
Illinois-1.9%
Cook County Community Consolidated
   School District No. 054 Series 03
   3.00%, 1/01/05 ...........................        1,225    1,245,139
Winnebago & Boone Counties
   School District No. 205 Series 03
   2.27%, 10/28/04 ..........................          630      632,967
                                                             ----------
                                                              1,878,106
                                                             ----------
Indiana-1.5%
Indiana Transportation Finance Authority
   Highway Revenue Series 03A
   5.00%, 6/01/09 ...........................        1,000    1,127,900
Rockport PCR Series 03C
   (Indiana Michigan Power Co. Project)
   2.625%, 4/01/25 ..........................          330      330,611
                                                             ----------
                                                              1,458,511
                                                             ----------
Kentucky-1.5%
Kentucky Property & Buildings Community
   Revenue Project No. 77 Series 03 MBIA
   3.00%, 8/01/04 ...........................          385      388,211
   5.375%, 2/01/08 ..........................          985    1,111,425
                                                             ----------
                                                              1,499,636
                                                             ----------
Massachusetts-3.4%
Massachusetts Development Finance Agency
   Resource Recovery Revenue Series 01A
   5.50%, 1/01/11 ...........................        1,000    1,151,930
Massachusetts GO Series 03A
   5.375%, 8/01/08 ..........................          800      905,848
   5.75%, 6/01/12 ...........................        1,100    1,308,956
                                                             ----------
                                                              3,366,734
                                                             ----------


--------------------------------------------------------------------------------
52 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

                                                Principal
                                                   Amount
                                                    (000)        U.S. $ Value
--------------------------------------------------------------------------------

Michigan-0.4%
Michigan Municipal Bond Authority Revenue
   Series 03B-2
   2.00%, 8/23/04 ............................   $      375      $   376,770
                                                                 -----------
Minnesota-2.0%
Minneapolis School District No. 001 Series 97
   5.00%, 2/01/14 ............................        1,000        1,066,270
Western Minnesota Municipal Power Agency
   Series 96A AMBAC
   6.25%, 1/01/05 ............................          900          938,988
                                                                 -----------
                                                                   2,005,258
                                                                 -----------
Nevada-1.4%
Carson City School District Series 04 FSA
   5.00%, 4/01/06 ............................        1,100        1,181,983
Clark County PCR Series 00C AMT
   3.25%, 6/01/31 ............................          170          170,389
                                                                 -----------
                                                                   1,352,372
                                                                 -----------
New Hampshire-0.3%
New Hampshire Business Finance Authority PCR
   Series 97A AMT
   2.05%, 7/01/27 ............................          340          341,931
                                                                 -----------
New Jersey-5.4%
New Jersey Educational Facilities Authority
   (Princeton University) Series 03D
   5.00%, 7/01/07 ............................          770          853,707
New Jersey Tobacco Settlement Financing Corp.
   Series 03
   4.375%, 6/01/19 ...........................          345          337,610
   5.75%, 6/01/32 ............................          380          352,537
New Jersey TRANS Series 03A
   2.00%, 6/25/04 ............................        2,600        2,608,944
New Jersey Transportation Trust Fund Authority
   (Transportation Systems) Series 95B MBIA
   Prerefunded 06/15/2005 @ 102
   5.75%, 6/15/13 ............................        1,100        1,188,462
                                                                 -----------
                                                                   5,341,260
                                                                 -----------
New York-2.5%
New York City GO Series 04B
   5.00%, 8/01/12 ............................          685          763,508
New York Environmental Facilities Corp. SWDR
   (Waste Management Project) Series 02A AMT
   4.00%, 5/01/12 ............................          320          321,280
New York Thruway Authority Service
   Contract Revenue (Local Highway & Bridge)
   Series 63A
   5.00%, 3/15/09 ............................          585          654,053


--------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 53

                                                  Principal
                                                     Amount
                                                      (000)      U.S. $ Value
--------------------------------------------------------------------------------

New York Tobacco Settlement Financing Corp. .
   Series 03C-1
   5.25%, 6/01/13 ..............................   $      650     $  693,940
                                                                  ----------
                                                                   2,432,781
                                                                  ----------
North Carolina-2.0%
Forsyth County GO (Public Improvement)
   Series 03B
   5.00%, 3/01/10 ..............................        1,400      1,597,064
North Carolina Municipal Power Agency No. 1
   Catawba Electric Revenue Series 93 ACA-CBI
   5.50%, 1/01/10 ..............................          300        336,915
                                                                  ----------
                                                                   1,933,979
                                                                  ----------
Ohio-1.8%
Franklin County GO Series 03
   5.00%, 6/01/05 ..............................        1,500      1,572,465
Water Development Authority Pollution Control
Facilities Revenue Series 00
   2.20%, 4/01/24 ..............................          160        160,126
                                                                  ----------
                                                                   1,732,591
                                                                  ----------
Oregon-1.3%
Oregon GO TANS
   2.25%, 11/15/04 .............................        1,285      1,296,449
                                                                  ----------
Pennsylvania-1.2%
Beaver County IDA PCR
   (Cleveland Electric Project) Series 98
   3.75%, 10/01/30 .............................          160        160,938
Philadelphia Municipal Authority Revenue
   Series 03A, FSA
   4.00%, 5/15/05 ..............................        1,000      1,034,710
                                                                  ----------
                                                                   1,195,648
                                                                  ----------
Puerto Rico-1.3%
Puerto Rico Commonwealth TRANS Series 03
   2.00%, 7/30/04 ..............................        1,250      1,255,575
                                                                  ----------
Rhode Island-1.4%
Rhode Island Economic Development Corp.
   (Apartment Revenue) Series 03A AMT
   4.00%, 7/01/05 ..............................        1,005      1,039,371
Rhode Island Housing & Mortgage Finance Corp.
   (Homeowner Opportunity Notes)
   Series 02-41-C AMT
   3.375%, 11/01/05 ............................          295        302,956
                                                                  ----------
                                                                   1,342,327
                                                                  ----------
South Carolina-4.0%
Orangeburg Projects Corp. Capital Projects
   Sales & Use Tax Revenue Series 02 MBIA
   4.50%, 4/01/05 ..............................        1,000      1,036,870


--------------------------------------------------------------------------------
54 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

                                                  Principal
                                                     Amount
                                                      (000)      U.S. $ Value
--------------------------------------------------------------------------------

Richland County School District No. 001
   Series 03 FSA SCSDE
   4.75%, 3/01/09 ...........................      $      855     $  956,301
South Carolina School Facilities Series 02A
   4.00%, 1/01/07 ...........................             750        801,495
York County School District No. 003
   (Rock Hill School District) Series 03 SCSDE
   5.00%, 3/01/10 ...........................           1,050      1,191,540
                                                                  ----------
                                                                   3,986,206
                                                                  ----------
Tennessee-1.0%
Hamilton County GO Series 04
   5.00%, 1/01/06 ...........................             940      1,001,899
                                                                  ----------
Texas-6.0%
Brazos River Authority PCR AMT (Electric Co.)
   Series 95B AMT
   5.05%, 6/01/30 ...........................             310        326,728
El Paso Airport Revenue
   (El Paso International Airport)
   Series 03 FSA AMT
   4.00%, 8/15/05 ...........................           1,000      1,036,600
North Texas Thruway Authority Dallas
   North Thruway Systems Revenue Series 03C
   5.00%, 1/01/07 ...........................             740        807,769
San Antonio Electric & Gas Series 01
   5.00%, 2/01/07 ...........................           2,300      2,516,016
Texas Public Finance Authority Revenue
   (Unemployment Compensation Assessment)
   Series 03A FSA
   5.00%, 6/15/08 ...........................           1,160      1,298,086
                                                                  ----------
                                                                   5,985,199
                                                                  ----------
Virginia-1.3%
Virginia Beach GO Series 02
   5.00%, 3/01/06 ...........................           1,220      1,311,341
                                                                  ----------
Washington-3.6%
Seattle Municipal Light & Power Revenue
   Series 01
   5.50%, 3/01/08 ...........................           1,000      1,132,490
   6.00%, 11/01/04 ..........................           1,100      1,136,278
Seattle Washington GO Series 02
   4.50%, 7/01/04 ...........................             310        313,568
Washington Public Power Supply System
   (Nuclear Project No. 2) Series 98A
   5.75%, 7/01/09 ...........................             860        993,937
                                                                  ----------
                                                                   3,576,273
                                                                  ----------


-------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 55

                                                  Shares or
                                                  Principal
                                                     Amount
Company                                               (000)      U.S. $ Value
--------------------------------------------------------------------------------

Wisconsin-0.4%
Badger Tobacco Asset Securitization Corp.
   Series 02
   6.125%, 6/01/27 ...........................    $       385    $   374,501
                                                                 -----------
Total Municipal Bonds
   (cost $66,453,612) ........................                    67,544,630
                                                                 -----------
COMMON & PREFERRED STOCKS-29.2%

United States Investments-20.3%
Finance-5.2%
Banking-2.0%
Bank of America Corp. .....................             1,400       114,688
Citigroup, Inc. ...........................            15,400       774,004
Fannie Mae ................................             3,850       288,365
FleetBoston Financial Corp. ...............             5,900       265,677
Golden West Financial Corp. ...............             1,700       196,214
Wachovia Corp. ............................             3,500       167,895
Washington Mutual, Inc. ...................             3,800       170,772
                                                                 -----------
                                                                   1,977,615
                                                                 -----------
Financial Services-1.1%
Lehman Brothers Holdings, Inc. ............             2,900       251,459
MBNA Corp. ................................            13,620       372,234
Merrill Lynch & Co., Inc. .................             3,470       212,399
Morgan Stanley ............................             2,650       158,364
The Goldman Sachs Group, Inc. .............             1,000       105,870
                                                                -----------
                                                                  1,100,326
                                                                -----------
Insurance-2.1%
American International Group, Inc. ........             5,350       395,900
Jefferson-Pilot Corp. .....................             5,500       293,920
John Hancock Financial Services, Inc. .....             3,100       130,634
MetLife, Inc. .............................             5,100       179,265
The Chubb Corp. ...........................             3,600       255,528
The Hartford Financial Services Group, Inc.             1,200        78,600
The Progressive Corp. .....................             2,750       227,315
Travelers Property Casualty Corp. Cl.A ....             4,700        85,352
UnitedHealth Group, Inc. ..................             5,300       328,600
XL Capital, Ltd. Cl.A .....................             1,300        99,658
                                                                 -----------
                                                                   2,074,772
                                                                 -----------
                                                                   5,152,713
                                                                 -----------
Technology-4.1%
Data Processing-2.5%
Avnet, Inc.(a) ............................             9,300       219,015
Dell, Inc.(a) .............................            13,000       424,450
Electronic Arts, Inc.(a) ..................             5,600       264,096
EMC Corp.(a) ..............................             4,200        60,144
Hewlett-Packard Co. .......................            24,600       558,666
Microsoft Corp. ...........................            23,600       625,400
Solectron Corp.(a) ........................            19,525       124,765

--------------------------------------------------------------------------------
56 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Company                                               Shares   U.S. $ Value
--------------------------------------------------------------------------------

Tech Data Corp.(a) .....................                1,400   $   56,658
VERITAS Software Corp.(a) ..............                4,300      130,806
                                                                ----------
                                                                 2,464,000
                                                                ----------
Electrical & Electronics-0.9%
ADC Telecommunications, Inc.(a) ........               20,900       62,700
Broadcom Corp. Cl.A(a) .................                3,100      125,798
Cisco Systems, Inc.(a) .................               15,600      360,360
Corning, Inc.(a) .......................               18,000      225,900
Juniper Networks, Inc.(a) ..............                3,900      100,893
                                                                ----------
                                                                   875,651
                                                                ----------
Electronic Components & Instruments-0.7%
Applied Materials, Inc.(a) .............                4,800      101,952
Intel Corp. ............................               15,700      458,911
Maxim Integrated Products, Inc. ........                2,800      139,748
                                                                ----------
                                                                   700,611
                                                                ----------
                                                                 4,040,262
                                                                ----------
Consumer Cyclical-3.2%
Appliances & Household Durables-0.2%
Whirlpool Corp. ........................                2,100      153,174
                                                                ----------
Broadcasting & Publishing-1.2%
Clear Channel Communications, Inc. .....                2,900      124,816
Comcast Corp. Cl.A Special(a) ..........               15,300      447,066
The E.W. Scripps Co. Cl.A ..............                1,100      107,096
Viacom, Inc. Cl.B ......................                7,550      290,373
Yahoo!, Inc.(a) ........................                4,350      193,140
                                                                ----------
                                                                 1,162,491
                                                                ----------
Merchandising-1.6%
Bed Bath & Beyond, Inc.(a) .............                3,300      134,904
eBay, Inc.(a) ..........................                3,800      261,668
Lowe's Cos., Inc. ......................                6,000      336,000
Office Depot, Inc.(a) ..................                9,200      160,356
Target Corp. ...........................                2,400      105,504
The May Department Stores Co. ..........                5,300      186,666
Wal-Mart Stores, Inc. ..................                7,300      434,788
                                                                ----------
                                                                 1,619,886
                                                                ----------
Textiles & Apparel-0.2%
V. F. Corp. ............................                3,700      166,241
                                                                ----------
                                                                 3,101,792
                                                                ----------
Medical-2.2%
Health & Personal Care-2.2%
Amgen, Inc.(a) .........................                5,050      320,827
Avon Products, Inc. ....................                2,150      151,790
Boston Scientific Corp.(a) .............                2,500      102,125
Gilead Sciences, Inc.(a) ...............                1,900      102,999
Johnson & Johnson ......................                1,800       97,038
Medtronic, Inc. ........................                6,150      288,435
Merck & Co., Inc. ......................                1,300       62,504
Pfizer, Inc. ...........................               19,690      721,638
St. Jude Medical, Inc.(a) ..............                  900       65,385



-------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 57

Company                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------

Wyeth ...........................                       4,700   $  185,650
Zimmer Holdings, Inc.(a) ........                         950       71,858
                                                                ----------
                                                                 2,170,249
                                                                ----------
Capital Equipment-1.6%
Aerospace & Defense-0.1%
Goodrich Corp. ..................                       3,800      112,062
                                                                ----------
Automobiles-0.2%
BorgWarner, Inc. ................                       1,000       90,200
Lear Corp. ......................                       1,200       73,956
                                                                ----------
                                                                   164,156
                                                                ----------
Industrial Components-0.2%
Eaton Corp. .....................                       3,200      187,328
                                                                ----------
Multi-Industry-1.1%
Cooper Industries, Ltd. Cl.A ....                       3,900      206,349
General Electric Co. ............                      21,000      682,920
Textron, Inc. ...................                       4,400      243,496
                                                                ----------
                                                                 1,132,765
                                                                ----------
                                                                 1,596,311
                                                                ----------
Utilities-1.2%
Electric & Gas-1.2%
American Electric Power Co., Inc.                       8,700      300,150
Constellation Energy Group, Inc.                        6,900      274,275

Entergy Corp. ...................                       3,700      219,373
FirstEnergy Corp. ...............                       6,200      239,506
Wisconsin Energy Corp. ..........                       4,900      158,368
                                                                ----------
                                                                 1,191,672
                                                                ----------
Consumer Staples-1.1%
Beverages & Tobacco-0.4%
Altria Group, Inc. ..............                       3,700      212,935
Anheuser-Busch Cos., Inc. .......                       2,550      135,711
PepsiCo, Inc. ...................                       1,500       77,850
                                                                ----------
                                                                   426,496
                                                                ----------
Food & Household Products-0.7%
SUPERVALU, Inc. .................                       5,500      155,650
The Kroger Co.(a) ...............                      10,300      197,966
The Procter & Gamble Co. ........                       1,800      184,518
Walgreen Co. ....................                       4,150      147,989
                                                                ----------
                                                                   686,123
                                                                ----------
                                                                 1,112,619
                                                                ----------
Energy-0.7%
Energy Sources-0.7%
ChevronTexaco Corp. .............                       2,400      212,040
ConocoPhillips ..................                       4,900      337,463
Occidental Petroleum Corp. ......                       2,900      128,760
                                                                ----------
                                                                   678,263
                                                                ----------

--------------------------------------------------------------------------------
58 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Company                                           Shares      U.S. $ Value
--------------------------------------------------------------------------------

Transportation-0.5%
Transportation - Road & Rail-0.5%
Burlington Northern Santa Fe Corp. .                    3,700   $  119,066
CSX Corp. ..........................                    1,600       50,448
Norfolk Southern Corp. .............                   15,300      339,048
                                                                ----------
                                                                   508,562
                                                                ----------
Industrial Commodities-0.4%
Chemical-0.1%
The Lubrizol Corp. .................                    1,500       46,890
                                                                ----------
Forest & Paper-0.3%
Georgia-Pacific Corp. ..............                   10,500      336,525

                                                                ----------
                                                                   383,415
                                                                ----------
Telecommunications-0.1%
Telecommunications-0.1%
Sprint Corp. .......................                    6,700      118,791
                                                                ----------
Total United States Investments
   (cost $16,835,140) ..............                            20,054,649
                                                                ----------
Foreign Investments-8.9%
Brazil-0.1%
Petroleo Brasileiro, SA (ADR) ......                    3,100       87,110
                                                                ----------
Canada-0.2%
Bank of Nova Scotia ................                    3,400      174,161
Magna International, Inc. Cl.A .....                      500       39,494
                                                                ----------
                                                                   213,655
                                                                ----------
Finland-0.2%
Nokia Oyj (ADR) ....................                    6,320      137,587
Nokia Oyj ..........................                      984       21,583
                                                                ----------
                                                                   159,170
                                                                ----------
France-1.7%
Alcatel, SA(a) .....................                    3,778       61,199
Arcelor ............................                    9,200      168,373
Assurances Generales de France(a) ..                    2,600      167,238
Aventis, SA ........................                    2,000      153,279
BNP Paribas, SA ....................                    4,562      288,615
Essilor International, SA ..........                      110        6,316
France Telecom, SA(a) ..............                    3,757      103,629
L'Oreal, SA ........................                    1,138       93,658
LVMH Moet Hennessy Louis Vuitton, SA                    1,575      120,512
PSA Peugeot Citroen ................                      600       29,897
Sanofi-Synthelabo, SA ..............                    1,505      102,984
Schneider Electric, SA .............                    1,069       71,155
Societe Generale ...................                    1,100       97,784
Societe Television Francaise 1(a) ..                    1,014       34,945
Total, SA ..........................                      783      143,203
                                                                ----------
                                                                 1,642,787
                                                                ----------


--------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 59

Company                                                Shares   U.S. $ Value
--------------------------------------------------------------------------------

Germany-0.8%
Altana AG(a) ...............................            1,067     $ 65,433
Bayerische Motoren Werke AG(a) .............            2,369      101,331
Continental AG .............................            4,000      164,078
Hannover Rueckversicherung AG ..............              700       25,038
HeidelbergCement AG(a) .....................            1,400       62,705
MAN AG(a) ..................................            1,300       45,562
Porsche AG pfd .............................              126       73,422
SAP AG .....................................              566       89,432
Siemens AG .................................              616       47,555
Volkswagen AG ..............................            1,900       89,355
                                                                  --------
                                                                   763,911
                                                                  --------
Hong Kong-0.0%
Li & Fung, Ltd. ............................           26,000       50,769
                                                                  --------
Hungary-0.1%
MOL Magyar Olaj-es Gazipari Rt. (GDR)(b) ...            1,710       55,661
                                                                  --------
Ireland-0.2%
Allied Irish Banks PLC .....................            5,799       88,742
CRH PLC ....................................            4,519       94,455
Depfa Bank PLC .............................              100       15,676
                                                                  --------
                                                                   198,873
                                                                  --------
Israel-0.1%
Bank Hapoalim, Ltd. ........................           22,100       55,828
Teva Pharmaceutical Industries, Ltd. (ADR) .              600       39,000
                                                                  --------
                                                                    94,828
                                                                  --------
Italy-0.3%
Eni SpA(a) .................................           11,958      234,619
UniCredito Italiano SpA ....................            9,651       50,911
                                                                  --------
                                                                   285,530
                                                                  --------
Japan-1.6%
Canon, Inc. ................................            6,000      292,763
Eisai Co., Ltd. ............................              300        8,143
Funai Electric Co., Ltd. ...................              300       42,102
Honda Motor Co., Ltd. ......................            3,300      143,800
Hoya Corp. .................................            1,500      140,752
JFE Holdings, Inc. .........................            2,900       73,273
KDDI Corp. .................................                4       20,763
Keyence Corp. ..............................              200       41,250
Matsushita Electric Industrial Co., Ltd. ...            2,000       29,167
Mitsubishi Corp. ...........................            5,000       49,343
Mitsubishi Tokyo Financial Group, Inc. .....                6       46,139
Nissan Motor Co., Ltd. .....................           18,000      199,881
Nitto Denko Corp. ..........................            1,300       64,265
Promise Co., Ltd. ..........................            1,850      112,116
Ricoh Co., Ltd. ............................            6,000      121,390
Sumitomo Mitsui Financial Group, Inc. ......               16       89,056


--------------------------------------------------------------------------------
60 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Company                                           Shares      U.S. $ Value
--------------------------------------------------------------------------------

Takeda Chemical Industries, Ltd. ............             700   $   28,837
UFJ Holdings, Inc.(a) .......................              18       80,743
                                                                ----------
                                                                 1,583,783
                                                                ----------
Mexico-0.1%
America Movil SA de CV (ADR) ................           1,600       57,056
Cemex SA de CV (ADR) ........................           2,500       72,125
                                                                ----------
                                                                   129,181
                                                                ----------
Netherlands-0.2%
ASML Holding NV(a) ..........................           2,024       37,395
DSM NV ......................................           3,200      151,726
                                                                ----------
                                                                   189,121
                                                                ----------
Singapore-0.1%
Flextronics International, Ltd.(a) ..........           3,000       54,300
Singapore Telecommunications, Ltd. ..........          65,000       88,997
                                                                ----------
                                                                   143,297
                                                                ----------
South Korea-0.3%
Hyundai Motor Co., Ltd. .....................           1,100       46,669
Kookmin Bank(a) .............................           1,100       45,829
POSCO .......................................             700      102,758
Samsung Electronics Co., Ltd. (GDR)(b) ......             300       70,050
Shinhan Financial Group Co., Ltd. ...........           3,300       60,624
                                                                ----------
                                                                   325,930
                                                                ----------
Spain-0.1%
Banco Bilbao Vizcaya Argentaria, SA .........             804       11,103
Repsol YPF, SA ..............................           3,300       67,744
                                                                ----------
                                                                    78,847
                                                                ----------
Sweden-0.1%
Sandvik AB ..................................             942       30,241
Svenska Cellulosa AB Cl.B ...................           2,900      115,347
Telefonaktiebolaget LM Ericsson Cl.B(a) .....           1,526        4,457
                                                                ----------
                                                                   150,045
                                                                ----------
Switzerland-0.6%
Alcon, Inc. .................................           2,600      163,436
Credit Suisse Group .........................           6,661      242,964
Novartis AG .................................             762       33,660
Swiss Re(a) .................................           1,218       87,893
UBS AG ......................................           1,153       84,932
                                                                ----------
                                                                   612,885
                                                                ----------

Taiwan-0.2%
Compal Electronics, Inc. (GDR)(a)(b) ........          13,400       89,780
Hon Hai Precision Industry Co., Ltd. (GDR)(b)             450        4,388
Taiwan Semiconductor Manufacturing Co.,
   Ltd. (ADR) ...............................          10,000      103,900
                                                                ----------
                                                                   198,068
                                                                ----------
Thailand-0.1%
PTT Public Co., Ltd. ........................          20,500       83,993
                                                                ----------


--------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 61

                                               Shares or
                                               Principal
                                                  Amount
Company                                            (000)      U.S. $ Value
--------------------------------------------------------------------------------

United Kingdom-1.8%
AstraZeneca PLC .....................              2,853      $   135,355
Aviva PLC ...........................             12,400          130,014
BP PLC ..............................              9,300           74,819
British Sky Broadcasting Group PLC(a)              2,426           32,518
Carnival PLC ........................              2,387          111,249
George Wimpey PLC ...................              5,800           41,593
GlaxoSmithKline PLC .................              7,900          164,636
GUS PLC .............................              2,249           30,563
HSBC Holdings PLC ...................              3,317           53,987
Persimmon PLC .......................              3,800           40,338
Reckitt Benckiser PLC ...............              5,514          144,126
Royal Bank of Scotland Group PLC ....              4,983          157,853
Smith & Nephew PLC ..................              4,544           43,357
Standard Chartered PLC ..............              9,205          158,805
Tesco PLC ...........................             28,933          138,504
Vodafone Group PLC ..................             94,293          235,334
Whitbread PLC .......................              6,200           85,178
WPP Group PLC .......................              3,994           44,699
                                                              -----------
                                                                1,822,928
                                                              -----------
Total Foreign Investments
   (cost $7,548,670) ................                           8,870,372
                                                              -----------
Total Common & Preferred Stocks
   (cost $24,383,810) ...............                          28,925,021
                                                              -----------
SHORT-TERM INVESTMENT-1.6%
Time Deposit-1.6%
State Street Euro Dollar
   0.50%, 3/01/04
   (cost $1,575,000) ................   $ $        1,575        1,575,000
                                                              -----------
Total Investments-99.1%
   (cost $92,412,422) ...............                          98,044,651
Other assets less liabilities-0.9% ..                             856,345
                                                              -----------
Net Assets-100% .....................                         $98,900,996
                                                              -----------


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62 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

FINANCIAL FUTURES CONTRACTS PURCHASED (see Note D)
                                                   Value at
              Number of  Expiration   Original   February 29,       Unrealized
    Type       Contracts    Month       Value        2004          Appreciation
--------------------------------------------------------------------------------
Euro STOXX 50      7     March 2004   $251,107     $252,301           $1,194


INTEREST RATE SWAP TRANSACTION (see Note D)

                                             Rate Type
                                    -----------------------------
                                       Payment        Payments
    Swap       Notional Termination    made by       received by    Unrealized
Counterparty    Amount      Date     the Strategy   the Strategy   Appreciation
--------------------------------------------------------------------------------
Merrill Lynch $ 3,400,000  2/03/06     0.936%          LIBOR+          $275


+ LIBOR (London Interbank Offered Rate)


--------------------------------------------------------------------------------
(a) Non-income producing security.
(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2004, the aggregate market value of these securities amounted to $219,879 or 0.2% of net assets.
    Glossary of Terms:
    ACA     - American Capital Access Financial Guaranty Corporation
    ADR     - American Depositary Receipt
    AMBAC   - American Municipal Bond Assurance Corporation
    AMT     - Alternative Minimum Tax--(subject to)
    COP     - Certificate of Participation
    FGIC    - Financial Guaranty Insurance Company
    FSA     - Financial Security Assurance Inc.
    GDR     - Global Depositary Receipt
    GO      - General Obligation
    IBC     - International Bancshares Corporation
    IDA     - Industrial Development Authority
    MBIA    - Municipal Bond Investors Assurance
    PCR     - Pollution Control Revenue
    pfd.    - Preferred Stock
    SCSDE   - The South Carolina State Department of Education
    SWDR    - Solid Waste Disposal Revenue
    TANS    - Tax Anticipation Notes
    TRANS   - Tax and Revenue Anticipation Notes
    See notes to financial statements.


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                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 63

STATEMENT OF ASSETS & LIABILITIES
February 29, 2004 (unaudited)

                                    Wealth       Balanced        Wealth
                                 Appreciation     Wealth      Preservation
                                   Strategy      Strategy       Strategy
                                --------------  ----------   --------------
Assets
Investments in securities,
  at value (cost
  $44,267,128, $123,990,867
  and $92,412,422,
  respectively)..............   $ 47,355,439   $133,726,929  $  98,044,651
Cash.........................            266            872            302
Foreign cash, at value
  (cost $163,006, $349,037
  and $217,736,
  respectively)(a) ..........        161,529        347,608        217,304
Receivable for shares of
  beneficial interest
  sold................ ......        827,394      1,790,942        608,012
Interest and dividends
  receivable                          63,867        782,970        762,592
Receivable due from Adviser..         28,542             -0-            -0-
Receivable for variation
  margin on futures
  contracts.......... .......            693            323             -0-
Receivable for investment
  securities sold............             -0-        43,764         26,276
Unrealized appreciation of
  swap agreements............             -0-           259            275
Other assets.................         99,099             -0-            -0-
                                ------------   ------------   ------------
Total assets.................     48,536,829    136,693,667     99,659,412
                                ------------   ------------   ------------
Liabilities
Payable for investment
  securities purchased.......        447,187        372,774        405,189
Distribution fee payable.....         15,116         63,936         56,752
Payable for shares of
  beneficial interest
  redeemed...................          8,334         12,802        113,650
Advisory fee payable.........             -0-        20,375         10,989
Payable for variation
  margin on futures
  contracts..................             -0-            -0-           237
Accrued expenses.............        187,013        146,073        171,599
                                ------------   ------------   ------------
Total liabilities............        657,650        615,960        758,416
                                ------------   ------------   ------------
Net Assets...................   $ 47,879,179   $136,077,707  $  98,900,996
                                ------------   ------------   ------------
Composition of Net Assets
Shares of beneficial interest,
  at par.....................   $         43   $        125  $          90
Additional paid-in capital...     44,779,341    157,636,481     98,016,415
Distributions in excess of
  net investment income......        (80,594)      (121,185)      (388,636)
Accumulated net realized gain
  (loss) on investment and
  foreign currency
  transactions...............         42,519    (31,171,883)    (4,349,078)
Net unrealized appreciation
  of investments and foreign
  currency denominated
  assets and liabilities.......    3,137,870      9,734,169      5,622,205
                                ------------   ------------   ------------
                                $ 47,879,179   $136,077,707  $  98,900,996
                                ------------   ------------   ------------


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64 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

                                    Wealth       Balanced        Wealth
                                 Appreciation     Wealth      Preservation
                                   Strategy      Strategy       Strategy
                                --------------  ----------   --------------
Calculation of Maximum
Offering Price
Class A Shares
Net asset value and redemption
  price per share
  ($16,874,696 / 1,520,808,
  $73,032,417 / 6,720,884 and
  $37,686,498 / 3,488,107
  shares of beneficial interest
  issued and outstanding,
  respectively)................      $ 11.10       $  10.87       $  10.80
Sales charge--4.25% of public
  offering price...............          .49            .48            .48
                                     -------       --------       --------
Maximum offering price.......        $ 11.59       $  11.35       $  11.28
                                     -------       --------       --------
Class B Shares
Net asset value and offering
  price per share ($7,692,855 /
  695,119, $44,918,469 /
  4,129,386 and $47,360,275 /
  4,288,399 shares of
  beneficial interest issued
  and outstanding,
  respectively)................      $ 11.07       $  10.88       $  11.04
                                     -------       --------       --------
Class C Shares
Net asset value and offering
  price per share
  ($8,666,037 / 783,213,
  $16,835,104 / 1,544,982 and
  $13,775,164 / 1,245,887
  shares of beneficial interest
  issued and outstanding,
  respectively)................      $ 11.06       $  10.90       $  11.06
                                     -------       --------       --------
Advisor Class Shares
Net asset value, redemption
  and offering price per share
  ($14,645,591 / 1,318,637,
  $1,291,717 / 118,804 and
  $79,059 / 7,309 shares of
  beneficial interest issued and
  outstanding, respectively)...      $ 11.11       $  10.87       $  10.82
                                     -------       --------       --------


(a) The amounts of U.S. $104,509, $48,522 and $26,127, respectively, have been segregated as collateral for the financial futures contracts outstanding at February 29, 2004.
    See notes to financial statements.


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                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 65

STATEMENT OF OPERATIONS
Period Ended February 29, 2004 (unaudited)

                                    Wealth       Balanced        Wealth
                                 Appreciation     Wealth      Preservation
                                  Strategy(a)    Strategy       Strategy
                                --------------  ----------   --------------
Investment Income
Interest.....................   $      9,479   $    716,892  $     690,970
Dividends (net of foreign taxes
  withheld of $3,743, $9,190
  and $5,390, respectively )...      186,794        353,211        194,563
                                ------------   ------------   ------------
Total income.................        196,273      1,070,103        885,533
                                ------------   ------------   ------------
Expenses
Advisory fee.................        139,894        400,472        353,245
Distribution fee--Class A....         11,598         86,451         53,467
Distribution fee--Class B....         16,615        189,246        236,059
Distribution fee--Class C....         19,138         52,205         56,325
Custodian....................        126,972        116,472         84,029
Amortization of offering expenses     95,901             -0-            -0-
Audit........................         30,815         36,540         34,597
Transfer agency..............         20,195        172,912        123,731
Printing.....................         12,415         36,880         45,554
Trustees' fees...............         11,189         13,378         19,561
Registration.................          5,463         22,412         11,840
Legal........................          2,205         13,998         37,174
Miscellaneous................          3,780         12,892         15,884
                                ------------   ------------   ------------
Total expenses...............        496,180      1,153,858      1,071,466
Less: expenses waived and
  reimbursed by the Adviser and
  the Transfer Agent (see Note B)   (238,281)      (193,591)      (163,032)
Less: expense offset arrangement
  (see Note B)...............             -0-           (40)           (15)
                                ------------   ------------   ------------
Net expenses.................        257,899        960,227        908,419
                                ------------   ------------   ------------
Net investment income (loss).        (61,626)       109,876        (22,886)
                                ------------   ------------   ------------
Realized and Unrealized Gain
(Loss) on Investment and
Foreign Currency Transactions
Net realized gain (loss) on:
   Investment transactions...        (38,782)     4,633,814      3,111,885
   Futures contracts.........         54,494         (8,707)       (10,288)
   Foreign currency transactions      26,807        (50,901)       (42,049)
Net change in unrealized
   appreciation/depreciation of:
   Investments...............      3,088,311      3,644,368      1,504,531
   Futures contracts.........         51,607         12,280          1,194
   Swap contracts............             -0-           259            275
   Foreign currency denominated
   assets and liabilities.....        (2,048)       (15,797)        (5,866)
                                ------------   ------------   ------------
Net gain on investment and
  foreign currency transactions    3,180,389      8,215,316      4,559,682
                                ------------   ------------   ------------
Net Increase in Net Assets
  from Operations............   $  3,118,763   $  8,325,192  $   4,536,796
                                ------------   ------------   ------------



(a) Commenced operations on September 2, 2003.
    See notes to financial statements.


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66 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                 Wealth
                                                              Appreciation
                                                                Strategy
                                                             --------------
                                                              September 2,
                                                               2003(a) to
                                                              February 29,
                                                                  2004
                                                               (unaudited)
                                                             --------------
Increase (Decrease) in Net Assets from Operations
Net investment loss......................................    $     (61,626)
Net realized gain on investment and foreign currency
  transactions...........................................           42,519
Net change in unrealized appreciation/depreciation of
  investments and foreign currency denominated assets
  and liabilities........................................        3,137,870
                                                              ------------
Net increase in net assets from operations...............        3,118,763
Dividends to Shareholders from
Net investment income
   Class A...............................................           (4,774)
   Advisor Class.........................................          (14,194)
Transactions in Shares of Beneficial Interest
Net increase.............................................       30,579,384
                                                             -------------
Total increase...........................................       33,679,179
Net Assets
Beginning of period......................................       14,200,000
                                                             -------------
End of period (including distributions in excess of net
  investment income of ($80,594))........................    $  47,879,179
                                                             -------------


(a) Commencement of operations.
    See notes to financial statements.


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                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 67

                                         Balanced Wealth Strategy
                                ------------------------------------------
                                  Six Months
                                    Ended      May 1, 2003
                                 February 29,       to         Year Ended
                                     2004       August 31,     April 30,
                                  (unaudited)      2003*          2003
                               --------------- -------------  -------------
Increase (Decrease) in
Net Assets from Operations
Net investment income (loss).   $    109,876   $    (70,101) $     211,853
Net realized gain (loss) on
  investment and foreign
  currency transactions......      4,574,206        242,682    (12,852,032)
Net change in unrealized
  appreciation/depreciation
  of investments and foreign
  currency denominated
  assets and liabilities.....      3,641,110      5,164,682      3,763,515
                                ------------   ------------   ------------
Net increase (decrease) in
  net assets from operations...    8,325,192      5,337,263     (8,876,664)
Dividends to Shareholders from
Net investment income
   Class A...................       (118,251)            -0-      (560,154)
   Class B...................             -0-            -0-      (110,451)
   Class C...................             -0-            -0-       (20,142)
   Advisor Class.............         (3,132)            -0-            -0-
Transactions in Shares of
Beneficial Interest
Net increase (decrease)......     43,859,879     (2,858,121)   (20,117,524)
                                ------------   ------------   ------------
Total increase (decrease)....     52,063,688      2,479,142    (29,684,935)
Net Assets
Beginning of period..........     84,014,019     81,534,877    111,219,812
                                ------------   ------------   ------------
End of period (including
  distributions in excess of net
  investment income of
  ($121,185), ($109,678) and
  ($95,654), respectively)..... $136,077,707   $ 84,014,019  $  81,534,877
                                ------------   ------------   ------------


* The Strategy changed its fiscal year end from April 30 to August 31. See notes to financial statements.


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68 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                        Wealth Preservation Strategy
                                 -----------------------------------------
                                  Six Months
                                    Ended      May 1, 2003
                                 February 29,       to         Year Ended
                                     2004       August 31,     April 30,
                                  (unaudited)      2003*          2003
                                ------------   ------------   ------------
Increase (Decrease) in
Net Assets from Operations
Net investment income (loss).   $    (22,886)  $    366,885  $   1,595,971
Net realized gain (loss) on
  investment and foreign
  currency transactions........    3,059,548        685,404     (1,264,087)
Net change in unrealized
  appreciation/depreciation
  of investments and foreign
  currency denominated
  assets and liabilities.......    1,500,134        968,449      2,269,710
                                ------------   ------------   ------------
Net increase in net assets from
  operations...................    4,536,796      2,020,738      2,601,594
Dividends to Shareholders from
Net investment income
   Class A...................        (35,447)      (250,888)      (939,200)
   Class B...................        (11,196)      (234,262)      (901,823)
   Class C...................         (2,150)       (43,315)      (159,161)
   Advisor Class.............             (2)            -0-            -0-
Transactions in Shares of
Beneficial Interest
Net increase.................        265,899        967,990      9,778,085
                                ------------   ------------   ------------
Total increase...............      4,753,900      2,460,263     10,379,495
Net Assets
Beginning of period..........     94,147,096     91,686,833     81,307,338
                                ------------   ------------   ------------
End of period (including
  distributions in excess of net
  investment income of
  ($388,636), ($316,955) and
  ($276,452), respectively).... $ 98,900,996   $ 94,147,096  $  91,686,833
                                ------------   ------------   ------------



* The Strategy changed its fiscal year end from April 30 to August 31. See notes to financial statements.


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                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 69

NOTES TO FINANCIAL STATEMENTS
February 29, 2004 (unaudited)

NOTE A
Significant Accounting Policies
The AllianceBernstein Portfolios (the "Trust") are registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of seven series: the AllianceBernstein Growth Fund, the Wealth Appreciation Strategy, the Balanced Wealth Strategy, the Wealth Preservation Strategy, the Tax-Managed Wealth Appreciation Strategy, the Tax-Managed Balanced Wealth Strategy (formerly Alliance Growth Investors Fund) and the Tax-Managed Wealth Preservation Strategy (formerly Alliance Conservative Investors Fund). Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the Tax-Managed Wealth Appreciation Strategy, the Tax-Managed Balanced Wealth Strategy and the Tax-Managed Wealth Preservation Strategy (the "Strategies"). The Tax-Managed Wealth Appreciation Strategy commenced operations on September 2, 2003. The Strategies offer Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares held for a period ending eight years after the end of the calendar month of purchase will convert to Class A shares. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Strategies' Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Strategies.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Trustees of the Strategies (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Trustees has dele


--------------------------------------------------------------------------------
70 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES gated to Alliance Capital Management, L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies,

securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.


--------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 71

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Strategies books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.


3. Taxes
It is each Strategy's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Offering Expenses
Offering expenses of $195,000 for the Wealth Appreciation Strategy have been deferred and are being amortized on a straight-line basis over a one year period.

5. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. For the municipal debt obligations, the Strategies amortize premiums and accrete discounts as adjustments to interest income. The Strategies accrete discounts as adjustments to interest income for all other debt obligations. Additionally, these securities are adjusted for premium amortization for financial statement reporting purposes only.

6. Income and Expenses
All income earned and expenses incurred by the Strategies are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in each Strategy represented by the net assets of such class, except that each Strategy's Class B and Class C shares bear higher distribution and transfer agent fees than Class A and Advisor Class shares. Advisor Class shares have no distribution fees. Expenses of the Trust are charged to each Strategy in proportion to net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States.


--------------------------------------------------------------------------------
72 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions With Affiliates

Under the terms of an investment advisory agreement, the Strategies pay the Adviser an advisory fee at the annual rates as follows:

                                          Average Daily Net Assets
                          ------------------------------------------------------
                               First          Next          Next   In Excess of
Tax-Managed Strategy      $5 Billion  $2.5 Billion  $2.5 Billion    $10 Billion
--------------------------------------------------------------------------------
Wealth Appreciation          .95%        .90%          .85%          .80%
Balanced Wealth              .75%        .70%          .65%          .60%
Wealth Preservation          .75%        .70%          .65%          .60%

Such fees are accrued daily and paid monthly.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fees so as to charge the Strategies at the reduced annual rates as follows:

                                          Average Daily Net Assets
                                ------------------------------------------------
                                        First           Next  In Excess of
Tax-Managed Strategy             $2.5 Billion   $2.5 Billion    $5 Billion
--------------------------------------------------------------------------------
Wealth Appreciation                   .65%         .55%          .50%
Balanced Wealth                       .55%         .45%          .40%
Wealth Preservation                   .55%         .45%          .40%

Through February 29, 2004, such waivers amounted to $20,470, $41,497 and $31,904, for Wealth Appreciation Strategy, Balanced Wealth Strategy and Wealth Preservation Strategy, respectively. The amount of the fee waivers may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

The Adviser has also agreed to waive its fees and bear certain expenses to the extent necessary to limit the total fund operating expenses on an annual basis as follows:

                                          Prior to February 2, 2004
                               -------------------------------------------------
Tax-Managed Strategy           Class A     Class B     Class C   Advisor Class
--------------------------------------------------------------------------------
Wealth Appreciation             1.50%       2.20%       2.20%      1.20%
Balanced Wealth                 1.20%       1.90%       1.90%      0.90%
Wealth Preservation             1.20%       1.90%       1.90%      0.90%

                                         Effective February 2, 2004
                               -------------------------------------------------
Tax-Managed Strategy           Class A     Class B     Class C   Advisor Class
--------------------------------------------------------------------------------
Wealth Appreciation             1.50%       2.20%       2.20%      1.20%
Balanced Wealth                 1.20%       1.90%       1.90%      0.90%
Wealth Preservation             1.20%       1.90%       1.90%      0.90%


--------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 73

For the period ended February 29, 2004, such reimbursement amounted to $216,902,

$117,179 and $122,159, for the Wealth Appreciation Strategy, Balanced Wealth Strategy and Wealth Preservation Strategy, respectively.

The Strategies compensate Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Strategies. Such compensation amounted to $8,091, $104,828 and $77,115 for the Wealth Appreciation Strategy, Balanced Wealth Strategy and Wealth Preservation Strategy, respectively, for the period ended February 29, 2004. During the period, AGIS agreed to waive a portion of its fees for such services. Such waiver amounted to $909, $34,915 and $8,969, respectively.

For the period ended February 29, 2004, the Strategies' expenses were reduced by $0, $40 and $15 for the Wealth Appreciation Strategy, Balanced Wealth Strategy and Wealth Preservation Strategy, respectively, under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Strategies' shares. The Distributor has advised the Strategies that is has retained front-end sales charges from the sales of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B, Class C shares for each Strategy for the period ended February 29, 2004.

                     Front End
                         Sales
                       Charges          Contingent Deferred Sales Charges
                      --------       -------------------------------------------
Tax-Managed Strategy   Class A        Class A        Class B       Class C
--------------------------------------------------------------------------------

Wealth Appreciation   $273,921           $ -0-       $ 1,911        $  105
Balanced Wealth        635,982            690         24,601         1,018
Wealth Preservation    203,351          1,087         64,396         1,308

Brokerage commissions paid on investment transactions for the period ended February 29, 2004 amounted to $63,330, $141,802 and $75,154 for the Wealth Appreciation Strategy, Balanced Wealth Strategy and Wealth Preservation Strategy, respectively, of which $17,283, $52,679 and $0 was paid by the Wealth Appreciation Strategy, Balanced Wealth Strategy and Wealth Preservation Strategy, respectively, to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

Accrued expenses includes amounts owed to one of the Trustees under a deferred compensation plan of $32,181 and $34,304 for the Balanced Wealth and Wealth Preservation Strategies, respectively, for the six months ended February 29, 2004.


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


NOTE C
Distribution Plans

The Strategies have adopted a Plan for each class of shares of the Strategies pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plans, the Strategies pay distribution and servicing fees to the Distributor at an annual rate of up to .50 of 1% of each Strategy's average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Trustees currently limit payments under the Class A plan to .30 of 1% of each Strategy's average daily net assets attributable to Class A shares. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Strategies are not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of each Strategy's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that a Plan is terminated or not continued, no distribution service fees (other than current amounts accrued but not yet paid) would be owed by the Strategies to the Distributor with respect to the relevant class. The Plans also provide that the Adviser may use its own resources to finance the distribution of each Strategy's shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the period ended February 29, 2004, were as follows:

Wealth Appreciation                          Purchases          Sales
------------------------                  ---------------    -------------
Investment securities
  (excluding U.S. government securities).  $  42,484,584   $     1,841,674
U.S. government securities.............               -0-               -0-

Balanced Wealth                              Purchases          Sales
------------------------                  ---------------    -------------
Investment securities
  (excluding U.S. government securities).  $ 131,923,965   $    67,494,829
U.S. government securities.............       32,596,218        52,253,808


Wealth Preservation                          Purchases          Sales
------------------------                  ---------------    -------------
Investment securities
  (excluding U.S. government securities).  $ 102,097,748   $    50,129,154
U.S. government securities.............       40,808,906        87,510,259


--------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 75

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures, swaps and foreign currency transactions) are as follows:

                                        Gross          Gross
                                   Unrealized     Unrealized    Net Unrealized
Tax-Managed Strategy             Appreciation   Depreciation      Appreciation
--------------------------------------------------------------------------------
Wealth Appreciation                $3,446,233      $(357,922)   $3,088,311
Balanced Wealth                     9,888,534       (152,472)    9,736,062
Wealth Preservation                 5,723,119        (90,890)    5,632,229

1. Forward Exchange Currency Contracts

The Strategies may enter into forward exchange currency contracts in order to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Strategies.

The Strategies' custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Strategies having a value at least equal to the aggregate amount of the Strategies' commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Strategies have in that particular currency contract.

2. Financial Futures Contracts
The Strategies may buy or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market. The Strategies bear the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Strategies enter into a futures contract, each Strategy deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Strategies agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation


--------------------------------------------------------------------------------
76 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES margin and are recorded by the Strategies as unrealized gains or losses. Risks may arise from the potential inability of the counterparty to meet the terms of the contract. When the contract is closed, the Strategies record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

3. Swap Agreements
The Strategies may enter into swaps to hedge their exposure to interest rates and credit risk and for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specific amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of the counterparty is generally limited to the net interest payment to be received by the Strategy, and/or the termination value at the end of the contract. Therefore, the Strategies consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the underlying value of the securities.

The Strategies record a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid in the interest period. Net interest received or paid on these contracts is recorded as interest income (or as an offset to interest income). Fluctuations in the value of swap contracts are recorded for financial statement purposes as a component of change in unrealized appreciation/depreciation of investments. Realized gains and losses from terminated swaps are included in net realized gain or loss on investment transactions.


--------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 77

NOTE E
Shares of Beneficial Interest

There is an unlimited number of $0.00001 par value shares of beneficial interest authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares for the Strategies. Transactions in shares of beneficial interest were as follows:


                                                Wealth Appreciation Strategy
                                              =============== ===============
                                                   Shares         Amount
                                              =============== ===============
                                                September 2,   September 2,
                                                     2003(a)  to 2003(a) to
                                                February 29,   February 29,
                                                        2004           2004
                                                 (unaudited)    (unaudited)
Class A
Shares sold                                        1,552,711 $   2,217,422
-----------------------------------------------------------------------------
Shares issued in reinvestment of dividends               406         4,310
-----------------------------------------------------------------------------
Shares converted from Class B                         13,102       114,471
-----------------------------------------------------------------------------
Shares redeemed                                      (45,411)     (479,175)
-----------------------------------------------------------------------------
Net increase                                       1,520,808 $   1,857,028
=============================================================================
Class B
-----------------------------------------------------------------------------
Shares sold                                          724,012 $   7,683,299
-----------------------------------------------------------------------------
Shares converted to Class A                          (13,138)     (114,471)
-----------------------------------------------------------------------------
Shares redeemed                                      (15,755)     (200,277)
-----------------------------------------------------------------------------
Net increase                                         695,119 $   7,368,551
=============================================================================
Class C
-----------------------------------------------------------------------------
Shares sold                                          800,256 $   8,459,516
-----------------------------------------------------------------------------
Shares redeemed                                      (17,043)     (183,986)
-----------------------------------------------------------------------------
Net increase                                         783,213 $   8,275,530
=============================================================================
Advisor Class
-----------------------------------------------------------------------------
Shares sold                                        1,452,645 $  14,574,278
-----------------------------------------------------------------------------
Shares issued in reinvestment of dividends                 9            97
-----------------------------------------------------------------------------
Shares redeemed                                     (134,017)   (1,496,100)
-----------------------------------------------------------------------------
Net increase                                       1,318,637 $  13,078,275
=============================================================================
(a) Commencement of operations.


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78 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

                                         Balanced Wealth Strategy
                             ===================================================
                                                  Shares
                             ===================================================
                             Six Months Ended
                                 February 29,    May 1, 2003
                                         2004  to August 31,       Year Ended
                                  (unaudited)        2003(a)   April 30, 2003
                              --------------------------------------------------
Class A
Shares sold                         3,698,680        160,300     1,324,208
--------------------------------------------------------------------------------
Shares issued in reinvestment
   of dividends                        10,464             --        57,622
--------------------------------------------------------------------------------
Shares converted from Class B         185,751        109,269       552,894
--------------------------------------------------------------------------------
Shares redeemed                    (1,755,713)      (336,304)   (2,394,738)
--------------------------------------------------------------------------------
Net increase (decrease)             2,139,182        (66,735)     (460,014)
================================================================================
Class B
Shares sold                         1,652,560        154,049       497,469
--------------------------------------------------------------------------------
Shares issued in reinvestment
   of dividends                            -0-            -0-       10,263
--------------------------------------------------------------------------------
Shares converted to Class A          (185,991)      (109,269)     (552,894)
--------------------------------------------------------------------------------
Shares redeemed                      (521,093)      (218,264)   (1,384,584)
--------------------------------------------------------------------------------
Net increase (decrease)               945,476       (173,484)   (1,429,746)
================================================================================
Class C
Shares sold                         1,098,063         20,589       126,019
--------------------------------------------------------------------------------
Shares issued in reinvestment
   of dividends                            -0-           -0-        1,809
--------------------------------------------------------------------------------
Shares redeemed                      (139,549)       (68,123)     (376,168)
--------------------------------------------------------------------------------
Net increase (decrease)               958,514        (47,534)     (248,340)
=============================================================================

                                 September 2,
                                   2003(b) to
                                 February 29,
                                         2004
                                  (unaudited)
                              --------------------------------------------------
Advisor Class
Shares sold                           118,642
--------------------------------------------------------------------------------
Shares issued in reinvestment
   of dividends                           253
--------------------------------------------------------------------------------
Shares redeemed                           (91)
--------------------------------------------------------------------------------
Net increase                          118,804
================================================================================
(a) The Strategy changed its fiscal year end from April 30 to August 31.
(b) Commencement of distribution.


--------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 79

                                          Balanced Wealth Strategy
                            ====================================================
                                                  Amount
                            ====================================================
                            Six Months Ended
                                 February 29,   May 1, 2003
                                         2004  to August 31,       Year Ended
                                  (unaudited)        2003(a)   April 30, 2003
Class A
Shares sold                     $  38,728,717  $   1,575,331  $ 12,391,998
--------------------------------------------------------------------------------
Shares issued in reinvestment
   of dividends                       110,280             -0-      531,274
--------------------------------------------------------------------------------
Shares converted from Class B       1,974,677      1,085,711     5,255,985
-------------------------------------------------------------------------------
Shares redeemed                   (18,288,131)    (3,324,326)  (22,457,128)
--------------------------------------------------------------------------------
Net increase (decrease)         $  22,525,543  $    (663,284) $ (4,277,871)
================================================================================
Class B
Shares sold                     $  17,376,275  $   1,528,219  $  4,677,930
--------------------------------------------------------------------------------
Shares issued in reinvestment
   of dividends                            -0-            -0-       95,448
--------------------------------------------------------------------------------
Shares converted to Class A        (1,974,677)    (1,085,711)   (5,255,985)
--------------------------------------------------------------------------------
Shares redeemed                    (5,439,217)    (2,163,679)  (13,043,989)
--------------------------------------------------------------------------------
Net increase (decrease)         $   9,962,381  $  (1,721,171) $(13,526,596)
================================================================================
Class C
Shares sold                     $  11,611,294  $     204,484  $  1,190,032
--------------------------------------------------------------------------------
Shares issued in reinvestment
   of dividends                            (2)            -0-       16,843
--------------------------------------------------------------------------------
Shares redeemed                    (1,465,344)      (678,150)   (3,519,932)
--------------------------------------------------------------------------------
Net increase (decrease)         $  10,145,948  $    (473,666) $ (2,313,057)
================================================================================

                                 September 2,
                                   2003(b) to
                                 February 29,
                                         2004
                                  (unaudited)
                                ------------------------------------------------
Advisor Class
Shares sold                     $   1,224,324
--------------------------------------------------------------------------------
Shares issued in reinvestment
   of dividends                         2,665
--------------------------------------------------------------------------------
Shares redeemed                          (982)
--------------------------------------------------------------------------------
Net increase                    $   1,226,007
================================================================================

(a) The Strategy changed its fiscal year end from April 30 to August 31.
(b) Commencement of distribution.


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80 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

                                           Wealth Preservation Strategy
                            ====================================================
                                                  Shares
                            ====================================================
                            Six Months Ended
                                 February 29,   May 1, 2003
                                         2004  to August 31,       Year Ended
                                  (unaudited)        2003(a)   April 30, 2003
Class A
Shares sold                         1,348,697        315,656     1,418,573
--------------------------------------------------------------------------------
Shares issued in reinvestment
   of dividends                         2,973         21,132        83,106
--------------------------------------------------------------------------------
Shares converted from Class B          56,530         25,954       198,895
--------------------------------------------------------------------------------
Shares redeemed                    (1,504,253)      (351,285)   (1,291,808)
--------------------------------------------------------------------------------
Net increase (decrease)               (96,053)        11,457       408,766
================================================================================
Class B
Shares sold                           756,392        481,328     2,051,370
--------------------------------------------------------------------------------
Shares issued in reinvestment
   of dividends                           799         16,539        65,465
--------------------------------------------------------------------------------
Shares converted to Class A           (55,288)       (26,641)     (194,056)
--------------------------------------------------------------------------------
Shares redeemed                      (985,598)      (445,345)   (1,447,195)
--------------------------------------------------------------------------------
Net increase (decrease)              (283,695)        25,881       475,584
================================================================================
Class C
Shares sold                           679,104        155,498       523,618
--------------------------------------------------------------------------------
Shares issued in reinvestment
   of dividends                           170          3,439        13,261
--------------------------------------------------------------------------------
Shares redeemed                      (294,712)      (106,362)     (451,306)
--------------------------------------------------------------------------------
Net increase                          384,562         52,575        85,573
================================================================================

                                 September 2,
                                   2003(b) to
                                 February 29,
                                         2004
                                  (unaudited)
                                ------------------------------------------------
Advisor Class
Shares sold                            16,914
--------------------------------------------------------------------------------
Shares issued in reinvestment
of dividends                                1
--------------------------------------------------------------------------------
Shares redeemed                        (9,606)
--------------------------------------------------------------------------------
Net increase                            7,309
================================================================================
(a) The Strategy changed its fiscal year end from April 30 to August 31.
(b) Commencement of distribution.



-------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 81

                                       Wealth Preservation Strategy
                            ====================================================
                                                  Amount
                            ====================================================
                            Six Months Ended
                                 February 29,   May 1, 2003
                                         2004  to August 31,       Year Ended
                                  (unaudited)        2003(a)   April 30, 2003
Class A
Shares sold                     $  14,171,454  $   3,262,467    $  14,082,805
--------------------------------------------------------------------------------
Shares issued in reinvestment
   of dividends                        30,775        222,099          824,486
--------------------------------------------------------------------------------
Shares converted from Class B         603,781        274,671        1,981,902
--------------------------------------------------------------------------------
Shares redeemed                   (15,732,021)    (3,631,635)     (12,816,557)
--------------------------------------------------------------------------------
Net increase (decrease)         $    (926,011) $     127,602    $   4,072,636
================================================================================
Class B
Shares sold                     $   8,135,422  $   5,108,013    $  20,847,702
--------------------------------------------------------------------------------
Shares issued in reinvestment
   of dividends                         8,481        178,444         666,371
--------------------------------------------------------------------------------
Shares redeemed                   (10,584,444)    (4,738,601)    (14,703,069)
--------------------------------------------------------------------------------
Net increase (decrease)         $  (3,044,322) $     273,185    $  4,829,102
================================================================================
Class C
Shares sold                     $   7,332,697  $   1,660,069    $   5,344,991
--------------------------------------------------------------------------------
Shares issued in reinvestment
   of dividends                         1,809         37,173          135,120
--------------------------------------------------------------------------------
Shares redeemed                    (3,171,928)    (1,130,039)      (4,603,764)
--------------------------------------------------------------------------------
Net increase                    $   4,162,578  $     567,203    $     876,347
================================================================================

                                 September 2,
                                   2003(b) to
                                 February 29,
                                         2004
                                  (unaudited)
                                ------------------------------------------------
Advisor Class
Shares sold                     $     177,653
--------------------------------------------------------------------------------
Shares issued in reinvestment
   of dividends                             1
--------------------------------------------------------------------------------
Shares redeemed                      (104,000)
--------------------------------------------------------------------------------
Net increase                    $      73,654
================================================================================
(a) The Strategy changed its fiscal year end from April 30 to August 31.
(b) Commencement of distribution.

NOTE F
Risks Involved in Investing in the Strategies
Interest Rate Risk and Credit Risk--Interest rate risk is the risk that changes in interest rates will affect the value of the Strategies investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Strategies investments to decline. Credit risk is the risk that the


--------------------------------------------------------------------------------
82 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Concentration of Risk--Investing in securities of foreign companies or foreign governments involves special risks which include revaluation of currencies and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

NOTE G
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Strategies, participate in a $500 million revolving credit facility (the "Facility") intended to provide for short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Strategies did not utilize the Facility during the period ended February 29, 2004.

NOTE H
Distributions to Shareholders
The tax character of distributions to be paid for the year ending August 31, 2004 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal periods ended August 31, 2003, April 30, 2003 and April, 30, 2002 were as follows:

                               August 31,       April 30,       April 30,
                                  2003            2003            2002
                              ------------  --------------  --------------
Balanced Wealth Strategy
Distributions paid from:
   Ordinary income..........  $          -0- $      690,747  $         -0-
                             --------------  --------------  -------------
Total taxable distributions.             -0-        690,747            -0-
                             --------------  --------------  -------------
Total distributions paid....  $          -0- $      690,747  $         -0-
                             --------------  --------------  -------------

Wealth Preservation Strategy
Distributions paid from:
   Ordinary income..........  $     528,465   $   2,000,184   $  1,662,306
                             --------------  --------------  -------------
Total taxable distributions.        528,465       2,000,184      1,662,306
                             --------------  --------------  -------------
Total distributions paid....  $     528,465   $   2,000,184   $  1,662,306
                             --------------  --------------  -------------


-------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 83

As of August 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:


                                             Balanced          Wealth
                                              Wealth        Preservation
                                             Strategy         Strategy
                                         ---------------   ---------------
Undistributed ordinary income..........  $            -0-  $            -0-
                                         ---------------   ---------------
Accumulated capital and other losses(a)      (35,429,667)       (7,026,568)
Unrealized appreciation/(depreciation)(b)      5,666,959         3,423,058
                                         ---------------   ---------------
Total accumulated earnings/(deficit)...  $   (29,762,708)  $    (3,603,510)
                                         ---------------   ---------------

(a) On August 31, 2003, the Balanced Wealth Strategy had a net capital loss carryforward of $35,400,490, of which $9,707,664 expires in the year 2009, $24,249,613 expires in the year 2010 and $1,443,213 expires in the year 2011. The Wealth Preservation Strategy had a net capital loss carryforward of $6,997,890, of which $2,266,867 expires in the year 2009 and $4,731,023 expires in the year 2010. The Wealth Preservation Strategy utilized $660,133 of prior year capital loss carryforwards. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.
(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium.

NOTE I
Legal Proceedings
As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Trust's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

     (i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to


--------------------------------------------------------------------------------
84 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES
           market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

     (iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Trust, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fees. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Trustees of the Trust ("the Independent Trustees") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Trustees have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the AllianceBernstein Growth Fund, a series of the Trust; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections


--------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 85

206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Trust as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


--------------------------------------------------------------------------------
86 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period



                                                                Wealth
                                                             Appreciation
                                                               Strategy
                                                            ==============
                                                                Class A
                                                            ==============
                                                            September 2,
                                                              2003(a) to
                                                            February 29,
                                                                    2004
                                                              (unaudited)
                                                            --------------
Net asset value, beginning of period........................   $10.00
                                                            --------------
Income From Investment Operations
Net investment loss(b)(c)...................................     (.02)
Net realized and unrealized gain on investment and foreign
   currency transactions....................................     1.13
                                                            --------------
Net increase in net asset value from operations.............     1.11
                                                            --------------
Less: Dividends
Dividends from net investment income........................     (.01)
                                                            --------------
Net asset value, end of period..............................   $11.10
                                                            ==============
Total Return
Total investment return based on net asset value(d).........    11.05%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)...................  $16,875
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(e)................     1.71%
  Expenses, before waivers/reimbursements(e)................     3.24%
  Net investment loss(c)(e).................................     (.36)%
Portfolio turnover rate.....................................        6%



See footnote summary on page 99.


--------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 87

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period

                                                                Wealth
                                                             Appreciation
                                                               Strategy
                                                            ==============
                                                                Class B
                                                            ==============
                                                             September 2,
                                                               2003(a) to
                                                             February 29,
                                                                     2004
                                                              (unaudited)
                                                            --------------
Net asset value, beginning of period........................    $10.00
                                                            --------------
Income From Investment Operations
Net investment loss(b)(c)...................................      (.05)
Net realized and unrealized gain on investment and foreign
   currency transactions....................................      1.12
                                                            --------------
Net increase in net asset value from operations.............      1.07
                                                            --------------
Net asset value, end of period..............................    $11.07
                                                            ==============
Total Return
Total investment return based on net asset value(d).........     10.70%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)...................    $7,693
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(e)................      2.40%
  Expenses, before waivers/reimbursements(e)................      3.91%
  Net investment loss(c)(e).................................     (1.03)%
Portfolio turnover rate.....................................         6%



See footnote summary on page 99.


--------------------------------------------------------------------------------
88 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period

                                                                  Wealth
                                                               Appreciation
                                                                 Strategy
                                                            ==============
                                                                Class C
                                                            ==============
                                                             September 2,
                                                               2003(a) to
                                                             February 29,
                                                                     2004
                                                              (unaudited)
                                                            --------------
Net asset value, beginning of period........................   $10.00
                                                            --------------
Income From Investment Operations
Net investment loss(b)(c)...................................     (.05)
Net realized and unrealized gain on investment and foreign
   currency transactions....................................     1.11
                                                            --------------
Net increase in net asset value from operations.............     1.06
                                                            --------------
Net asset value, end of period..............................   $11.06
                                                            ==============
Total Return
Total investment return based on net asset value(d).........    10.60%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)...................   $8,666
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(e)................     2.41%
  Expenses, before waivers/reimbursements(e)................     3.97%
  Net investment loss(c)(e).................................    (1.04)%
Portfolio turnover rate.....................................        6%


See footnote summary on page 99.


--------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 89

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period

                                                                Wealth
                                                             Appreciation
                                                               Strategy
                                                            ==============
                                                             Advisor Class
                                                            ==============
                                                              September 2,
                                                               2003(a) to
                                                             February 29,
                                                                     2004
                                                              (unaudited)
                                                            --------------
Net asset value, beginning of period........................   $10.00
                                                            --------------
Income From Investment Operations
Net investment loss(b)(c)...................................     (.01)
Net realized and unrealized gain on investment and foreign
   currency transactions....................................     1.13
                                                            --------------
Net increase in net asset value from operations.............     1.12
                                                            --------------
Less: Dividends
Dividends from net investment income........................     (.01)
                                                            --------------
Net asset value, end of period..............................   $11.11
                                                            ==============
Total Return
Total investment return based on net asset value(d).........    11.20%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)...................  $14,646
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(e)................     1.45%
  Expenses, before waivers/reimbursements(e)................     3.15%
  Net investment loss(c)(e).................................     (.15)%
Portfolio turnover rate.....................................        6%



See footnote summary on page 99.


--------------------------------------------------------------------------------
90 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                  Balanced Wealth Strategy
                                 ==========================================================================================
                                                                          Class A
                                 ==========================================================================================
                                   Six Months       May 1,
                                        Ended         2003
                                 February 29,           to
                                         2004   August 31,                          Year Ended April 30,
                                                               ------------------------------------------------------------
                                   (unaudited)        2003(f)      2003         2002(g)      2001         2000         1999
                                 -------------------------------------------------------------------------------------------
Net asset value,
   beginning of period .........      $ 10.04      $  9.41      $ 10.30      $ 11.70      $ 14.80      $ 15.80      $ 15.09
                                 -------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(b) .......          .03(c)       .00(h)       .05          .06          .26          .29          .17
Net realized and unrealized
  gain (loss) on investment
   and foreign currency
   transactions.................          .82          .63         (.82)       (1.46)       (1.33)        1.05         2.20
                                 -------------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations..............          .85          .63         (.77)       (1.40)       (1.07)        1.34         2.37
                                 -------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net

   investment income............         (.02)          -0-        (.12)          -0-        (.33)        (.29)        (.16)
Distributions in excess
   of net investment
   income.......................           -0-          -0-          -0-          -0-          -0-          -0-        (.09)
Distributions from
   net realized gain
   on investment
   transactions.................           -0-          -0-          -0-          -0-       (1.70)       (2.05)       (1.41)
                                 -------------------------------------------------------------------------------------------
Total dividends and
   distributions................         (.02)          -0-        (.12)          -0-       (2.03)       (2.34)       (1.66)
                                 -------------------------------------------------------------------------------------------
Net asset value,
   end of period................      $ 10.87      $ 10.04      $  9.41      $ 10.30     $  11.70      $ 14.80      $ 15.80
                                 ===========================================================================================
Total Return
Total investment return
   based on net asset
   value(d).....................         8.47%        6.70%       (7.45)%     (11.97)%      (7.94)%       9.19%       15.81%
Ratios/Supplemental
  Data
Net assets, end of period
   (000's omitted)..............      $73,032      $46,013      $43,743      $52,602      $53,031      $54,509      $47,917
Ratio to average
  net assets of:
  Expenses, net of waivers/
    reimbursements..............         1.48%(e)     1.33%(e)     1.82%        1.58%        1.50%        1.46%(i)     1.56%(i)
  Expenses, before waivers/
    reimbursements..............         1.82%(e)     1.33%(e)     1.82%        1.58%        1.50%        1.46%        1.56%
  Net investment
    income......................         0.52%(c)(e)  0.07%(e)      .57%        .59%         1.97%        1.93%        1.12%
Portfolio turnover rate ........          120%          20%          78%         116%         114%         155%          84%


See footnote summary on page 99.


--------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 91

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                   Balanced Wealth Strategy
                                 ==========================================================================================
                                                                          Class B
                                 ==========================================================================================
                                   Six Months          May 1,
                                        Ended            2003
                                 February 29,              to
                                         2004      August 31,                        Year Ended April 30,
                                                                ------------------------------------------------------------
                                   (unaudited)        2003(f)      2003         2002(g)      2001         2000         1999
                                 -------------------------------------------------------------------------------------------
Net asset value,
   beginning of period .........      $ 10.08         $  9.47     $ 10.34    $ 11.83      $ 14.94      $ 15.88      $ 15.12
                                 -------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment
   income (loss)(b).............         (.01)(c)        (.02)       (.01)      (.02)         .17          .18          .06
Net realized and unrealized
  gain (loss) on investment
   and foreign currency
   transactions.................          .81             .63        (.83)     (1.47)       (1.35)        1.05         2.21
                                 -------------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations..............          .80             .61        (.84)     (1.49)       (1.18)        1.23         2.27
                                 -------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
   investment income............           -0-             -0-       (.03)        -0-        (.23)        (.12)        (.07)
Distributions in excess
   of net investment
   income.......................           -0-             -0-         -0-        -0-          -0-          -0-        (.03)
Distributions from
   net realized gain
   on investment
   transactions.................           -0-             -0-         -0-        -0-       (1.70)       (2.05)       (1.41)
                                 -------------------------------------------------------------------------------------------
Total dividends and
   distributions................           -0-            -0-        (.03)        -0-       (1.93)       (2.17)       (1.51)
                                 -------------------------------------------------------------------------------------------
Net asset value,
   end of period................      $ 10.88         $ 10.08     $  9.47    $ 10.34      $ 11.83      $ 14.94      $ 15.88
                                 ===========================================================================================
Total Return
Total investment return
   based on net asset
   value(d).....................         7.94%           6.44%      (8.12)%   (12.60)%      (8.65)%       8.39%       15.96%
Ratios/Supplemental
  Data
Net assets, end of period
   (000's omitted)..............      $44,918         $32,081     $31,781    $49,484      $73,446      $78,762      $77,554
Ratio to average
  net assets of:
  Expenses, net of waivers/
     reimbursements.............         2.19%(e)        1.84%(e)    2.57%      2.32%        2.23%        2.18%(i)     2.29%(i)
  Expenses, before waivers/
     reimbursements.............         2.56%(e)        1.84%(e)    2.57%      2.32%        2.23%        2.18%        2.29%
  Net investment
     income (loss)..............         (.18)%(c)(e)   (0.44)%(e)   (.13)%    (.18)%        1.24%        1.20%         .39%
Portfolio turnover rate ........          120%             20%         78%      116%          114%         155%          84%


See footnote summary on page 99.


--------------------------------------------------------------------------------
92 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                                    Balanced Wealth Strategy
                                 ==========================================================================================
                                                                          Class C
                                 ==========================================================================================
                                   Six Months       May 1,
                                        Ended         2003
                                 February 29,           to
                                         2004   August 31,                          Year Ended April 30,
                                                               ------------------------------------------------------------
                                   (unaudited)        2003(f)      2003         2002(g)      2001         2000         1999
                                 -------------------------------------------------------------------------------------------
Net asset value,
   beginning of period                $ 10.09         $  9.48    $ 10.35     $ 11.85      $ 14.95      $ 15.88      $ 15.13
                                 -------------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment
   income (loss)(b)..                    (.01)(c)        (.02)       (.01)      (.02)         .17          .18          .06
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions......                     .82             .63        (.83)     (1.48)       (1.34)        1.06         2.20
                                 -------------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations...                     .81             .61        (.84)     (1.50)       (1.17)        1.24         2.26
                                 -------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
   investment income.                      -0-             -0-       (.03)        -0-        (.23)        (.12)        (.07)
Distributions in excess
   of net investment
   income............                      -0-             -0-         -0-        -0-          -0-          -0-        (.03)
Distributions from
   net realized gain
   on investment
   transactions......                      -0-             -0-         -0-        -0-       (1.70)       (2.05)       (1.41)
                                 -------------------------------------------------------------------------------------------
Total dividends and
   distributions.....                      -0-             -0-       (.03)        -0-       (1.93)       (2.17)       (1.51)
                                 -------------------------------------------------------------------------------------------
Net asset value,
   end of period.....                 $ 10.90         $ 10.09     $  9.48    $ 10.35      $ 11.85       $ 14.95     $ 15.88
                                 ===========================================================================================
Total Return
Total investment return
   based on net asset
   value(d)..........                    8.03%           6.43%      (8.11)%   (12.66)%      (8.57)%       8.45%       15.88%
Ratios/Supplemental
  Data
Net assets, end of period
   (000's omitted)...                 $16,835          $5,920      $6,011     $9,134      $12,550      $11,414       $9,618
Ratio to average
  net assets of:
  Expenses, net of waivers/
    reimbursements..                     2.17%(e)        1.82%(e)    2.54%      2.30%        2.21%        2.17%(i)     2.28%(i)
  Expenses, before waivers/
    reimbursements..                     2.53%(e)        1.82%(e)    2.54%      2.30%        2.21%        2.17%        2.28%
  Net investment
    income (loss)...                     (.16)%(c)(e)   (0.43)%(e)   (.09)%     (.15)%       1.24%        1.21%         .40%
Portfolio turnover rate                   120%             20%         78%       116%         114%         155%          84%


See footnote summary on page 99.


-------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 93

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period

                                                                 Balanced
                                                                  Wealth
                                                                 Strategy
                                                             ================
                                                               Advisor Class
                                                             ================
                                                             September 2,
                                                               2003(j) to
                                                             February 29,
                                                                     2004
                                                              (unaudited)
                                                             -------------
Net asset value, beginning of period.........................   $10.13
                                                             -------------
Income From Investment Operations
Net investment income(b)(c)..................................      .04
Net realized and unrealized gain on investment and foreign
   currency transactions.....................................      .73
                                                             -------------
Net increase in net asset value from operations..............      .77
                                                             -------------
Less: Dividends
Dividends from net investment income.........................     (.03)
                                                             -------------
Net asset value, end of period...............................   $10.87
                                                             =============
Total Return

Total investment return based on net asset value(d)..........     7.59%

Ratios/Supplemental Data

Net assets, end of period (000's omitted)....................   $1,292
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(e).................     1.18%
  Expenses, before waivers/reimbursements(e)                      1.46%
  Net investment income(c)(e)................................      .81%
Portfolio turnover rate......................................      120%


See footnote summary on page 99.


--------------------------------------------------------------------------------
94 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                 ==========================================================================================
                                                                          Class A
                                 ==========================================================================================
                                   Six Months       May 1,
                                        Ended         2003
                                 February 29,           to
                                         2004   August 31,                          Year Ended April 30,
                                                               ------------------------------------------------------------
                                   (unaudited)        2003(f)      2003         2002(g)      2001         2000         1999
                                 -------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .........        $10.28        $  10.11    $  10.07   $  10.65     $  11.33     $  11.88      $ 11.97
                                 -------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment
  income(b)......... ..........           .02(c)          .05(k)      .23(k)     .25(k)       .41(k)       .44(k)       .38(k)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions...... ..........           .51             .19         .10       (.55)        (.20)         .07          .61
                                 -------------------------------------------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations... ..........           .53             .24         .33       (.30)         .21          .51          .99
                                 -------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income. ..........          (.01)           (.07)       (.29)      (.28)        (.43)        (.40)        (.38)
Distributions in excess
  of net investment
  income............ ..........            -0-             -0-         -0-        -0-          -0-          -0-        (.05)
Distributions from
  net realized gain
  on investment
  transactions...... ..........            -0-             -0-         -0-        -0-        (.46)        (.66)        (.65)
                                 -------------------------------------------------------------------------------------------
Total dividends and
  distributions..... ..........          (.01)           (.07)       (.29)      (.28)        (.89)       (1.06)       (1.08)
                                 -------------------------------------------------------------------------------------------
Net asset value,
  end of period..... ..........        $10.80          $10.28    $  10.11   $  10.07     $  10.65     $  11.33      $ 11.88
                                 ===========================================================================================
Total Return
Total investment return
  based on net asset
  value(d).......... ..........          5.16%           2.36%       3.37%     (2.80)%       1.76%        4.50%        8.59%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted)... ..........       $37,687         $36,857     $36,133    $31,857      $24,191      $21,648      $18,493
Ratio to average
  net assets of:
  Expenses, net of waivers/
    reimbursements.. ..........          1.49%(e)        1.55%(e)    1.40%      1.40%        1.40%        1.41%(i)     1.41%(i)
  Expenses, before waivers/
    reimbursements.. ..........          1.82%(e)        1.82%(e)    1.69%      1.70%        1.67%        1.67%        1.74%
  Net investment
    income.......... ..........           .39%(c)(e)     1.57%(e)(k) 2.36%(k)   2.46%(k)     3.72%(k)     3.75%(k)     3.17%(k)
Portfolio turnover rate .......           150%             37%         94%        72%          65%          54%         105%


See footnote summary on page 99.


--------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 95

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                 Wealth Preservation Strategy
                                 ==========================================================================================
                                                                          Class B
                                 ==========================================================================================
                                   Six Months       May 1,
                                        Ended         2003
                                 February 29,           to
                                         2004   August 31,                          Year Ended April 30,
                                                               ------------------------------------------------------------
                                   (unaudited)        2003(f)      2003         2002(g)      2001         2000         1999
                                 -------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .........        $10.54        $  10.37    $  10.31   $  10.90     $  11.57     $  12.12       $12.19
                                 -------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment
  income (loss)(b).............          (.02)(c)         .03(k)      .17(k)     .18(k)       .34(k)       .36(k)       .30(k)
Net realized and unrealized

  gain (loss) on investment
  and foreign currency
  transactions.................           .52             .19         .10       (.57)        (.19)         .07          .63
                                 -------------------------------------------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations..............           .50             .22         .27       (.39)         .15          .43          .93
                                 -------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income............            -0-(l)        (.05)       (.21)      (.20)        (.36)        (.32)        (.31)
Distributions in excess
  of net investment
  income.......................            -0-             -0-         -0-        -0-          -0-          -0-        (.04)
Distributions from
  net realized gain
  on investment
  transactions.................            -0-             -0-         -0-        -0-        (.46)        (.66)        (.65)
                                 -------------------------------------------------------------------------------------------
Total dividends and
  distributions................            -0-           (.05)       (.21)      (.20)        (.82)        (.98)       (1.00)
                                 -------------------------------------------------------------------------------------------
Net asset value,
  end of period................        $11.04          $10.54    $  10.37   $  10.31     $  10.90     $  11.57      $ 12.12
                                 ===========================================================================================
Total Return
Total investment return
  based on net asset
  value(d).....................          4.77%           2.12%       2.70%     (3.54)%       1.12%        3.73%        7.82%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted)..............       $47,360         $48,199     $47,156    $41,984      $40,155      $34,952      $31,117
Ratio to average
  net assets of:
  Expenses, net of waivers/
    reimbursements.............          2.20%(e)        2.25%(e)    2.10%      2.10%        2.10%        2.11%(i)     2.11%(i)
  Expenses, before waivers/
    reimbursements.............          2.55%(e)        2.55%(e)    2.42%      2.38%        2.40%        2.40%        2.48%
  Net investment
    income (loss)..............          (.32)%(c)(e)    0.87%(e)(k) 1.65%(k)   1.74%(k)     3.02%(k)     3.05%(k)     2.48%(k)
Portfolio turnover rate .......           150%             37%         94%        72%          65%          54%         105%


See footnote summary on page 99.


--------------------------------------------------------------------------------
96 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                              Wealth Preservation Strategy
                                 ==========================================================================================
                                                                          Class C
                                 ==========================================================================================
                                   Six Months       May 1,
                                        Ended         2003
                                 February 29,           to
                                         2004   August 31,                          Year Ended April 30,
                                                               ------------------------------------------------------------
                                   (unaudited)        2003(f)      2003         2002(g)      2001         2000         1999
                                 -------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ..........       $10.55        $  10.38    $  10.32   $  10.91     $  11.58     $  12.13      $ 12.19
                                 -------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment
  income (loss)(b).. ...........         (.02)(c)         .03(k)      .17(k)     .19(k)       .34(k)       .36(k)       .30(k)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions...... ...........          .53             .19         .10       (.58)        (.19)         .07          .64
                                 -------------------------------------------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations... ...........          .51             .22         .27       (.39)         .15          .43          .94
                                 -------------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income. ...........           -0-(l)        (.05)       (.21)      (.20)        (.36)        (.32)        (.31)
Distributions in excess
  of net investment
  income............ ...........           -0-             -0-         -0-        -0-          -0-          -0-        (.04)
Distributions from
  net realized gain
  on investment
  transactions...... ...........           -0-             -0-        -0-         -0-        (.46)        (.66)        (.65)
                                 -------------------------------------------------------------------------------------------
Total dividends and
  distributions..... ...........           -0-           (.05)       (.21)      (.20)        (.82)        (.98)       (1.00)
                                 -------------------------------------------------------------------------------------------
Net asset value,
  end of period..... ...........       $11.06          $10.55    $  10.38   $  10.32     $  10.91     $  11.58      $ 12.13
                                 ===========================================================================================
Total Return
Total investment return

  based on net asset
  value(d).......... ...........         4.86%           2.12%       2.70%     (3.54)%       1.12%        3.72%        7.91%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted)... ...........      $13,775          $9,091      $8,398     $7,466       $8,021       $6,464       $5,688
Ratio to average
  net assets of:
  Expenses, net of waivers/
    reimbursements.. ...........         2.19%(e)        2.25%(e)    2.10%      2.10%        2.10%        2.11%(i)     2.11%(i)
  Expenses, before waivers/
    reimbursements.. ...........         2.52%(e)        2.54%(e)    2.41%      2.39%        2.39%        2.39%        2.47%
  Net investment
    income (loss)... ...........         (.31)%(c)(e)    0.87%(e)(k) 1.64%(k)    1.74%(k)    3.00%(k)     3.05%(k)     2.47%(k)
Portfolio turnover rate ........          150%             37%         94%        72%          65%          54%         105%


See footnote summary on page 99.


--------------------------------------------------------------------------------
                           ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 97

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period

                                                               Wealth
                                                            Preservation
                                                              Strategy
                                                           ===============
                                                            Advisor Class
                                                           ===============
                                                             September 2,
                                                               2003(j) to
                                                             February 29,
                                                                     2004
                                                              (unaudited)
                                                           -------------
Net asset value, beginning of period.......................  $ 10.29
                                                           -------------
Income From Investment Operations

Net investment income(b)(c)................................      .03
Net realized and unrealized gain on investment and foreign
   currency transactions...................................      .51
                                                           -------------
Net increase in net asset value from operations............      .54
                                                           -------------
Less: Dividends

Dividends from net investment income.......................     (.01)
                                                           -------------
Net asset value, end of period.............................   $10.82
                                                           =============
Total Return

Total investment return based on net asset value(d)........     5.28%

Ratios/Supplemental Data

Net assets, end of period (000's omitted)..................      $79
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(e)...............     1.21%
  Expenses, before waivers/reimbursements(e)...............     1.51%
  Net investment income(c)(e)..............................      .58%
Portfolio turnover rate....................................      150%


See footnote summary on page 99.


--------------------------------------------------------------------------------
98 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Net of expenses waived and reimbursed by the Adviser and the Transfer Agent.
(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on strategy distributions or the redemption of strategy shares. Total investment return calculated for a period of less than one year is not annualized.
(e) Annualized.

(f) The strategy changed its fiscal year end from April 30 to August 31.
(g) As required, effective May 1, 2001, the Balanced Wealth Strategy and Wealth Preservation Strategy have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial reporting purposes only. The effect of this change for the year ended April 30, 2002 for the Balanced Wealth Strategy was to decrease net investment income per share by $.02 for Class A and Class C and $.01 for Class B, decrease net realized and unrealized loss on investments per share by $.02 for Class A and Class C and $.01 for Class B, and decrease the ratio of net investment income to average net assets from .70% to .59% for Class A, from (.07)% to (.18)% for Class B and from (.04)% to (.15)% for Class C. The effect of this change for the year ended April 30, 2002 for the Wealth Preservation Strategy was to decrease net investment income per share by $.02 for Class A and Class C and $.03 for Class B, decrease net realized and unrealized loss on investments per share by $.02 for Class A and Class C and $.03 for Class B, and decrease the ratio of net investment income to average net assets from 2.67% to 2.46% for Class A and from 1.95% to 1.74% for Class B and Class C. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.
(h) Amount is less than $.01.
(i) Ratios reflect expenses grossed up for expense offset arrangement with the transfer agent. For the periods shown below the net expense ratios were as follows:

                              Balanced Wealth          Wealth Preservation
                           Year Ended April 30,        Year Ended April 30,
                        -------------------------- --------------------------
                                2000      1999          2000      1999
                        -------------------------- --------------------------
    Class A..............       1.45%     1.54%         1.40%     1.40%
    Class B..............       2.17%     2.27%         2.10%     2.10%
    Class C..............       2.16%     2.27%         2.10%     2.10%

(j) Commencement of distribution.
(k) Net of expenses waived and reimbursed by the Adviser.
(l) Amount is less than $.005.


-------------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 99

TRUSTEES


William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)

John H. Dobkin(1)
Brenton W. Harries(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS
Andrew Aran, Vice President
Thomas J. Bardong, Vice President
Stephen Beinhacker, Vice President
Michael P. Curcio, Vice President
Robert B. Davidson III,
   Vice President
Geoffrey Hauck, Vice President
David A. Kruth, Vice President
Seth J. Masters(2), Vice President
Melanie A. May, Vice President
Jimmy K. Pang, Vice President
Stephen W. Pelensky,
   Vice President
Jeffrey S. Phlegar, Vice President
Daniel G. Pine, Vice President
Karen Sesin, Vice President
Lawrence J. Shaw, Vice President
Michael A. Snyder, Vice President
Christopher M. Toub, Vice
   President
Greg J. Wilensky, Vice President
Mark R. Manley, Clerk
Mark D. Gersten, Treasurer and
   Chief Financial Officer
Vincent S. Noto, Controller


Custodian
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798


(1) Member of the Audit Committee.
(2) Mr. Masters is the person primarily responsible for the day-to-day management of the investment portfolios.

--------------------------------------------------------------------------------
100 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

ALLIANCEBERNSTEIN FAMILY OF FUNDS


================================================================================
  Wealth Strategies Funds
  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy*
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy**

================================================================================
  Blended Style Series
  U.S. Large Cap Portfolio
  International Portfolio
  Tax-Managed International Portfolio

================================================================================
  Growth Funds
  Domestic
  Growth Fund
  Health Care Fund
  Mid-Cap Growth Fund
  Premier Growth Fund
  Small Cap Growth Fund
  Technology Fund
  Global & International
  All-Asia Investment Fund
  Global Small Cap Fund
  Global Research Growth Fund
  Greater China '97 Fund
  International Premier Growth Fund
  New Europe Fund
  Worldwide Privatization Fund
  Select Investor Series
  Biotechnology Portfolio
  Premier Portfolio
  Technology Portfolio

================================================================================
  Value Funds
  Domestic
  Balanced Shares
  Disciplined Value Fund
  Growth & Income Fund
  Real Estate Investment Fund
  Small CapValue Fund
  Utility Income Fund
  Value Fund
  Global & International
  Global Value Fund
  International Value Fund

================================================================================
  Taxable Bond Funds
  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

================================================================================
  Municipal Bond Funds
  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

================================================================================
  Intermediate Municipal Bond Funds
  Intermediate California
  Intermediate Diversified
  Intermediate New York

================================================================================
  Closed-End Funds
  All-Market Advantage Fund
  ACM Income Fund
  ACM Government Opportunity Fund
  ACM Managed Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II


We also offer Exchange Reserves,+ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.
*  Formerly Growth Investors Fund.
** Formerly Conservative Investors Fund.
+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
                           ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 101

ALLIANCEBERNSTEIN TAX MANAGED STRATEGIES

1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] AllianceBernstein(SM)
       Investment Research and Management

SM This service mark used under license from the owner, Alliance Capital Management L.P.

TAXMANWSSR0204

ITEM 2.       CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.       SCHEDULE OF INVESTMENTS

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On March 17, 2004 the Fund adopted procedures, effective April 1, 2004, by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board of Directors did not accept shareholder recommendations for nominees to the Fund's Board.

ITEM 10.      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.      EXHIBITS.

The following exhibits are attached to this Form N-CSR:

    Exhibit No.    DESCRIPTION OF EXHIBIT


    11 (b) (1)     Certification of Principal Executive Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

    11 (b) (2)     Certification of Principal Financial Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

    11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:      /s/ Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  April 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  April 28, 2004

By:      /s/ Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  April 28, 2004